                             SAFECO COMMON STOCK TRUST:
                                  SAFECO GROWTH FUND
                                  SAFECO EQUITY FUND
                                  SAFECO INCOME FUND
                                SAFECO NORTHWEST FUND
                                SAFECO BALANCED FUND
                           SAFECO INTERNATIONAL STOCK FUND
                           SAFECO SMALL COMPANY STOCK FUND

                                   Advisor Class A
                                   Advisor Class B

                         Statement of Additional Information

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, Advisor Class Shares, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL
     FREE:  1-800-463-8791.


     The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is September 30, 1996.

     The  date of  this  Statement of  Additional  Information is  September 30,
     1996.

     _________________________________________________________________________

                                  TABLE OF CONTENTS


     OVERVIEW OF INVESTMENT POLICIES . . . . . . . . . . . . . . . . . .   - 1 -
     INVESTMENT POLICIES OF THE GROWTH FUND  . . . . . . . . . . . . . .   - 1 -
     INVESTMENT POLICIES OF THE EQUITY FUND  . . . . . . . . . . . . . .   - 5 -
     INVESTMENT POLICIES OF THE INCOME FUND  . . . . . . . . . . . . . .   - 8 -
     INVESTMENT POLICIES OF THE NORTHWEST FUND . . . . . . . . . . . . .  - 11 -
     INVESTMENT POLICIES OF THE BALANCED FUND  . . . . . . . . . . . . .  - 15 -
     INVESTMENT POLICIES OF THE INTERNATIONAL FUND . . . . . . . . . . .  - 18 -
     INVESTMENT POLICIES OF THE SMALL COMPANY FUND . . . . . . . . . . .  - 21 -
     ADDITIONAL INVESTMENT INFORMATION . . . . . . . . . . . . . . . . .  - 24 -
     SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS . . . . . . . . . . .  - 40 -
     SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY
     TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . . . . . .  - 41 -
     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS . . . . . . . . . . . . . .  - 43 -
     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . .  - 43 -
     CONVERSION OF ADVISOR CLASS B SHARES  . . . . . . . . . . . . . . .  - 45 -
     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER
     SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  - 46 -
     ADDITIONAL PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . .  - 46 -
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . .  - 54 -
     INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . . . . . . . .  - 57 -
     BROKERAGE PRACTICES . . . . . . . . . . . . . . . . . . . . . . . .  - 63 -
     REDEMPTION IN KIND  . . . . . . . . . . . . . . . . . . . . . . . .  - 64 -
     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . .  - 64 -
     DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS . . . .  - 65 -

     OVERVIEW OF INVESTMENT POLICIES

     SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund") and SAFECO Small Company Stock Fund ("Small Company Fund") (collectively, the "Funds") are each a series of the SAFECO Common Stock Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

     Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

     Non-fundamental policies may be changed without shareholder approval.

     INVESTMENT POLICIES OF THE GROWTH FUND

     Fundamental Investment Policies

     The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

     5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

     6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

     11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the
              officers   or  trustees   of  the   Growth  Fund,   together,  own
              beneficially more than five percent (5%) of any class of the securities of such issuer.

     12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

     14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

     15. Participate, on a joint or joint and several basis, in any trading account in securities.

     16. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the
              Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and  Exchange  Commission  ("SEC")  may  prescribe  by  rules  and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

     18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Growth Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1.       The Growth Fund will not buy  or sell foreign exchange, except  as
              necessary  to  convert  the  proceeds  of  the   sale  of  foreign
              portfolio securities into U.S. dollars.

     2.       The Growth Fund will not issue long-term debt securities.

     3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The Growth Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

     8. The Growth Fund will invest no more than five percent (5%) of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

     9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

     10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     11. The Growth Fund may invest up to 10% of its total assets in contingent value rights.

     12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     14. The Growth Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.



     INVESTMENT POLICIES OF THE EQUITY FUND

     Fundamental Investment Policies

     The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

     3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

     5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

     6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     7. Purchase shares of registered investment companies other than real estate investment trusts.

     8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.
     9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

     10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

     11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the
              Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Equity Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

     2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

     3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

     4. The Equity Fund will not purchase securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.

     7.       The  Equity Fund  will invest no  more than 5% of  total assets in
              qualified  repurchase  agreements  and   will  not  enter  into  a
              repurchase agreement for a period longer than 7 days.

     8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in
              section  7)   or  any   other  short-term  instrument   SAM  deems
              appropriate.

     9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     11. The Equity Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

     13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

     14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.

     INVESTMENT POLICIES OF THE INCOME FUND

     Fundamental Policies

     The Income Fund has adopted the following fundamental investment policies. The Income Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

     5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

     6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

     9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

     11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, trustees or security holders is an officer or director of the Income Fund, if or so long as the officers or directors of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

     12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

     13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

     14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

     15. Participate, on a joint or joint and several basis, in any trading account in securities.

     16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

     17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such
              borrowings  shall  be  at  least  300%.    For  purposes  of  this
              restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Income Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1.       The Income Fund will not  buy or sell foreign exchange,  except as
              necessary  to  convert  the  proceeds  of  the  sale   of  foreign
              portfolio securities into U.S. dollars.

     2.       The Income Fund will not issue long-term debt securities.

     3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

     4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     6. The Income Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     7. The Income Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     8.       The Income  Fund will invest no  more than 5%  of total  assets in
              qualified  repurchase  agreements  and   will  not  enter  into  a
              repurchase agreement for a period longer than 7 days.

     9.       The  Income Fund  will invest  primarily in  common stock  and may
              also  invest   in  convertible   and  non-convertible  bonds   and
              preferred stock.

     10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

     11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     13. The Income Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.




     INVESTMENT POLICIES OF THE NORTHWEST FUND

     Fundamental Policies

     The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

     5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

     6.       Make short sales (sales of securities not presently owned).

     7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

     8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

     10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

     11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

     12. Purchase or sell real estate, except real estate investment trusts.

     13. Purchase or sell commodities, commodity contracts or futures contracts.

     14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

     15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such
              borrowings  shall  be  at  least  300%.    For  purposes  of  this
              restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Northwest Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

     2.       The Northwest Fund will not issue long-term debt securities.

     3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

     5. The Northwest Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

     7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

     9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

     10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

     11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

     12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

     14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     15. The Northwest Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.



     INVESTMENT POLICIES OF THE BALANCED FUND

     Fundamental Policies

     The  Balanced  Fund  has  adopted  the   following  fundamental  investment
     policies.  The Balanced Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Balanced Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this  policy  shall  prevent  any  purchase  for  the  purpose  of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     10.      The  Balanced Fund  will not  make  loans to  any person,  firm or corporation,  but the  purchase by  the Fund  of  a portion  of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund
              (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     12. The Balanced Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     15. The Balanced Fund will not purchase or sell commodities or commodity contracts.


     INVESTMENT POLICIES OF THE INTERNATIONAL FUND

     Fundamental Policies

     The International Fund has adopted the following fundamental investment policies. The International Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the

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              disposition of  portfolio securities,  the International  Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.


     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the International Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     4. The International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the

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              officers and  directors  of the  investment adviser  to  the  Fund
              (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     12. The International Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.


     INVESTMENT POLICIES OF THE SMALL COMPANY FUND

     Fundamental Policies

     The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Small Company Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     11. The Small Company Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     15. The Small Company Fund will not purchase or sell commodities or commodity contracts.

     ADDITIONAL INVESTMENT INFORMATION

     Each Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

     1. RESTRICTED SECURITIES AND RULE 144A SECURITIES. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

              Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

     2. WARRANTS. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

              Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

              A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

     3. REPURCHASE AGREEMENTS. In a repurchase agreement, a Fund and the seller agree at the time of sale to the repurchase of a security at a mutually agreed upon time and place. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money is invested in the security (which is not related to the coupon rate of the purchased security). Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized. A Fund will take possession of the securities underlying the repurchase agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, a Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom a Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, a Fund's ability to realize the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counter parties may be less creditworthy than U.S. counterparties.

     4.       COMMERCIAL  PAPER   AND  CERTIFICATES  OF  DEPOSIT.     In  making
              temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

                 a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

                 b) Certificates of deposit must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Growth Fund will limit its investment to the statutory insurance coverage.

     5. CONTINGENT VALUE RIGHTS. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

     6. REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

              REITs  are   dependent  upon  the  successful   operation  of  the
              properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

     7. ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

     8. CONVERTIBLE SECURITIES. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

     9. WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES. Under this proce-dure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

     10. SOVEREIGN DEBT OBLIGATIONS. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

     11. INDEXED SECURITIES. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

              The performance of an indexed security depends largely on the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

     12. PASSIVE FOREIGN INVESTMENT COMPANIES ("PFICS"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

     13. SHORT SALES AGAINST THE BOX. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.

     14. OPTIONS ON EQUITY SECURITIES. (International Fund only.) The International Fund may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on Nasdaq. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

              The Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: the Fund has an immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian); upon the Fund's conversion or exchange of other securities held in its portfolio; or the Fund holds a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

              The Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price; or the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

              The Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs)for which the put may be sold.

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

              If the Fund, as a writer of an option, wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction," i.e., selling an option of the same series as the option previously purchased. The Fund may effect closing sale and purchase transactions. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.

              The Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell underlying security until the option expires or it delivers the underlying security upon exercise.

              Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     15. OPTIONS ON STOCK INDICES. (International Fund only.) The International Fund may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on Nasdaq. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in particular industry or segment of the market) rather than price movements in individual stocks.

              The Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

              When the Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

              If at the  close of business on  any day the market  value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

              The Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. The Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

              The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund generally will purchase or write options only on stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

              Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Fund will not purchase or sell any index option contract unless and until Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"), the Fund's sub-investment adviser, believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

              Price movements in the Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

              When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

              There are also certain special risks involved in purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     16. OPTIONS ON DEBT SECURITIES. (International Fund only.) The Fund may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

              The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

              The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

              The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

              If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the Fund will seek to enter into OTC options only with dealers who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

              The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

     17. OPTIONS ON FOREIGN CURRENCIES. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

              The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

              If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

              The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

              The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

     18. STOCK INDEX FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

              The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

              The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

              Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

     19. INTEREST RATE FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

              The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

              The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

     20. FOREIGN CURRENCY FUTURES CONTRACTS. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. An European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

              The use of these futures contracts is subject to risks similar to those involved in the use of options of foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

     21. OPTIONS ON FUTURES CONTRACTS. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, an exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

              Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercise against the Fund.

     22. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. (International Fund only.) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

              Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

              Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

              The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting"
              transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

              It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

              If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

              The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

              Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.


     SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

     Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

     The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

     Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

     SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

     Foreign Securities

     Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Many of the securities held by a Fund will not be registered under, nor will the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

     In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     Currency Exchange Rates

     The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the

     International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

     Hedging Transactions (International Fund only)

     Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions".

     Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

     To help reduce certain risks associated with hedging transactions, the Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to
     this  requirement,  the   Board  of  Trustees  has  adopted  the  following
     percentage restrictions on the use of options, futures contracts and options on futures contracts:

     (i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

     (ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

     (iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.


     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

     At June 30, 1996, SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Northwest Fund which represented 17.98% of the Fund's outstanding shares. At June 30, 1996, SAM owned 500,000 shares of each of the Balanced Fund and International Fund, which represented 70.78% of each Fund's outstanding shares. At June 30, 1996, SAFECO Corporation owned 500,000 shares of the Small Company Fund which represented 53.76% of the Fund's outstanding shares. SAFECO Insurance and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington
     98185. Principal shareholders of a Fund may control the outcome of a shareholder vote.

     ADDITIONAL TAX INFORMATION

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

     Each Fund is treated as a separate corporation for federal income tax purposes.

     The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code,
     regardless  of  how   long  you  have  held  the   shares  of  the  Fund.
     Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

     If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

     The International Fund, may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests:
     (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the
     Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.

     Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

     If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

     These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.


     CONVERSION OF ADVISOR CLASS B SHARES

     Advisor Class B shares of a Fund will automatically convert to Advisor Class A shares of that Fund, based on the relative net asset values per share ("NAVs") of the Classes, within the first month following the sixth anniversary of the shareholder's purchase of such Advisor Class B shares. For the purpose of calculating the holding period required for conversion of Advisor Class B shares of each Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Advisor Class B shares were purchased or (2) for Advisor Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Advisor Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Advisor Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Advisor Class B shares of any other SAFECO Fund. Holders of Class B shares of the SAFECO Advisor Series Trust ("Advisor Series Shares") who invest in Advisor Class B Shares of a Fund may calculate the holding period from the date of the purchase of the Advisor Series Shares. For purposes of conversion to Advisor Class A shares, Advisor Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Advisor Class B shares will be held in a separate sub-account; each time any Advisor Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Advisor Class A shares, a pro rata portion of the Advisor Class B shares in the sub-account will also convert to Advisor Class A shares. The portion will be determined by the ratio that the shareholder's Advisor Class B shares converting to Advisor Class A shares bears to the shareholder's total Advisor Class B shares not acquired through dividends and other distributions.


     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

     Each Fund determines its NAV by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAVs of the Advisor classes of each Fund are calculated as of the close of regular trading on the New York Stock Exchange ("Exchange", normally 1:00 p.m. Pacific Time, every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

     Short-term debt securities held by each Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

     Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing the International Fund's NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

     Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.


     ADDITIONAL PERFORMANCE INFORMATION

     Effective September 30, 1996, all of the then-existing shares of each Fund were redesignated No-Load Class shares and each Fund commenced offering Advisor Class A and Advisor Class B shares. The performance information that follows is based on the original shares of each Fund, recalculated to reflect the sales charges of the Advisor Classes. The performance figures quoted do not reflect Advisor Class Rule 12b-1 fees, which if reflected would cause the performance figures to be lower than those indicated.

     The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds would have been as follows:



                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        --------
                          Advisor        Advisor         Advisor         Advisor         Advisor        Advisor

                          Class A        Class B         Class A         Class B         Class A        Class B
                          -------        -------         -------         -------         -------        -------

       Growth Fund          18.35%          18.95%         138.05%         147.27%        237.03%        252.91%

       Equity Fund          16.12%          16.59%         151.11%         160.94%        355.54%        377.00%

       Income Fund          15.60%          16.04%          92.32%          99.38%        198.06%        212.11%

     The total returns, expressed as a percentage, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund would have been as follows:


                                             1 Year                      Since Initial Effective Date
                                             ------                               (55 Months)
                                                                         ----------------------------
                                   Advisor            Advisor           Advisor             Advisor
                                   Class A            Class B           Class A             Class B
                                   -------            -------           -------             -------


       Northwest Fund              13.66%             14.01%             53.78%              59.08%

     The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended March 31, 1996, for the Growth, Equity and Income Funds would have been as follows:


                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        --------
                          Advisor        Advisor         Advisor         Advisor         Advisor        Advisor

                          Class A        Class B         Class A         Class B         Class A        Class B
                          -------        -------         -------         -------         -------        -------

       Growth Fund          23.31%          24.12%          84.21%          90.89%        196.74%        210.72%

       Equity Fund          20.14%          20.80%         119.87%         128.23%        269.22%        286.61%

       Income Fund          19.84%          20.49%          78.69%          85.11%        151.09%        162.92%

     The total returns, expressed as a percentage, for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund would have been as follows:

                                      1 Year                     5 Years              Since Initial Effective
                                      ------                     -------                        Date
                                                                                            (61 Months)
                                                                                            -----------

                               Advisor      Advisor      Advisor       Advisor        Advisor         Advisor
                               Class A      Class B      Class A       Class B        Class A         Class B
                               -------      -------      -------       -------        -------         -------


       Northwest Fund          18.04%       18.60%        61.49%        67.10%         65.05%         71.89%


     The total returns, expressed as a percentage, for the two month period from inception to March 31, 1996 for the Balanced, International, and Small Company Funds would have been as follows:


                                                  2 Month Period From
                                              Inception to March 31, 1996
                                              ---------------------------
                                          Advisor                    Advisor
                                          Class A                    Class B
                                          -------                    -------


       Balanced Fund                       -4.34%                     -4.83%
       International Fund                  -4.12%                     -4.60%

       Small Company Fund                  0.18%                      -0.10%


     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds would have been as follows:



                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        --------
                          Advisor        Advisor         Advisor         Advisor         Advisor        Advisor

                          Class A        Class B         Class A         Class B         Class A        Class B
                          -------        -------         -------         -------         -------        -------

       Growth Fund        $11,835        $11,893         $23,805         $24,727         $33,703        $35,291

       Equity Fund        $11,612        $11,659         $25,111         $26,094         $45,554        $47,700

       Income Fund        $11,560        $11,604         $19,232         $19,938         $29,806        $31,211

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund would have been as follows:

                                      1 Year               Since Initial Effective
                                      ------                        Date
                                                                 (55 Months)
                                                           -----------------------

                               Advisor      Advisor        Advisor        Advisor

                               Class A      Class B        Class A        Class B
                               -------      -------        -------        -------

       Northwest Fund          $11,366      $11,401        $15,378        $15,908


     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended March 31, 1996, for the Growth, Equity and Income Funds would have been as follows:


                                     1 Year                       5 Years                       10 Years
                                     ------                       -------                       --------
                             Advisor       Advisor        Advisor        Advisor         Advisor        Advisor
                             Class A       Class B        Class A        Class B         Class A        Class B
                             -------       -------        -------        -------         -------        -------


       Growth Fund           $12,331       $12,412        $18,421        $19,089         $29,674        $31,072
       Equity Fund           $12,014       $12,080        $21,987        $22,823         $36,922        $38,661

       Income Fund           $11,984       $12,049        $17,869        $18,511         $25,109        $26,292

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund would have been as follows:


                                      1 Year                      5 Years               Since Initial Effective Date
                                      ------                      -------                       (61 Months)
                                                                                                -----------
                           Class A       Class B         Class A      Class B         Class A          Class B
                           -------       -------         -------      -------         -------          -------


       Northwest Fund      $11,804       $11,860         $16,149      $16,710         $16,505          $17,189


     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the two month period from inception to March 31, 1996, for the Balanced, International and Small Company Funds would have been as follows:

                                 2 Month Period From
                             Inception to March 31, 1996
                             ---------------------------

                               Advisor          Advisor
                               Class A          Class B
                               -------          -------

     Balanced Fund             $9,566           $9,517

     International Fund        $9,588           $9,540

     Small Company Fund        $10,018          $9,990

     The average annual total returns for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds would have been as follows:



                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        --------
                          Advisor        Advisor         Advisor         Advisor         Advisor        Advisor

                          Class A        Class B         Class A         Class B         Class A        Class B
                          -------        -------         -------         -------         -------        -------

       Growth Fund          18.35%          18.93%          18.94%          19.85%         12.92%         13.44%

       Equity Fund          16.12%          16.59%          20.22%          21.15%         16.37%         16.91%

       Income Fund          15.60%          16.04%          13.97%          14.80%         11.54%         12.05%

     The average annual total returns for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund would have been as follows:


                                                1 Year                       Since Initial Effective Date
                                                ------                                (55 Months)
                                                                             ----------------------------


                                    Advisor               Advisor             Advisor             Advisor
                                    Class A               Class B             Class A             Class B
                                    -------               -------             -------             -------

       Northwest Fund                13.66%               14.01%               9.84%               10.66%


     The average annual total returns for the one-, five- and ten-year periods ended March 31, 1996, for the Growth, Equity and Income Funds would have been as follows:


                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        -------

                          Advisor        Advisor         Advisor         Advisor         Advisor        Advisor

                          Class A        Class B         Class A         Class B         Class A        Class B
                          -------        -------         -------         -------         -------        -------

       Growth Fund          23.31%          24.12%          13.00%          13.80%         11.49%         12.01%

       Equity Fund          20.14%          20.80%          17.07%          17.94%         13.95%         14.48%
       Income Fund          19.84%          20.49%          12.31%          13.11%          9.64%         10.15%



     The average annual total returns for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund would have been as follows:


                                       1 Year                         5 Years              Since Initial Effective Date
                                       ------                         -------                      (55 Months)
                                                                                           ----------------------------
                               Advisor         Advisor         Advisor        Advisor        Advisor         Advisor
                               Class A         Class B         Class A        Class B        Class A         Class B
                               -------         -------         -------        -------        -------         -------


       Northwest Fund          18.04%           18.60%          10.06%         10.81%        10.36%          11.24%


     Calculations
     ------------

     The total return, expressed as a percentage, is computed using the following formula:

                               ERV-P
                       T =     -----  x 100
                                  P

     The total return, expressed in dollars, is computed using the following formula:
                                n
                      T = P(1+A)

     The average annual total return is computed using the following formula:
                   n
              A = ( (SQUARE ROOT) ERV/P - 1) x 100

              Where:  T =      total return

                      A =      average annual total return

                      n =      number of years

              ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

              P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

     In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge for each Class is applied.

     In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their endorsements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including, but not limited to: a Fund's beta, standard deviations, and price earnings ratio.

     The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUNDS MAGAZINE, NO-LOAD FUNDS X, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

     Each  Fund may  compare  its performance  against  the following  unmanaged
     indices  that  (unless   otherwise  noted  in  the   advertisement)  assume
     reinvestment of dividends:

              AMEX  (AMERICAN  STOCK  EXCHANGE)   MAJOR  MARKET  INDEX  -  Price
              weighted (high priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

              DOW JONES INDUSTRIAL AVERAGE - Price weighted average of 30 actively-traded Blue Chip stocks.

              NASDAQ PRICE INDEX - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

              S & P'S COMPOSITE INDEX OF 500 STOCKS - Market value weighted index of 500 stocks most of which are listed on the New York

              Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

              WILSHIRE 5000 EQUITY INDEX - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

              MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX - Market value weighted index of approximately 1200 companies located throughout the world.

              RUSSELL 2000 INDEX - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.

     Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds, (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

     From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

     In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

     Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.


       TRUSTEES AND OFFICERS

                                            Position Held with          Principal Occupation
       Name and Address                     the Trust                   During Past 5 Years
       ----------------                     ------------------          --------------------

       Boh A. Dickey*                       Chairman and                President, Chief Operating Officer
       SAFECO Plaza                         Trustee                     and Director of SAFECO
       Seattle, WA  98185                                               Corporation.  Previously,
       (51)                                                             Executive Vice President and Chief
                                                                        Financial Officer.  He has been an
                                                                        executive officer of SAFECO
                                                                        Corporation and its subsidiaries
                                                                        since 1982.  See table under
                                                                        "Investment Advisory and Other
                                                                        Services."
       Barbara J. Dingfield                 Trustee                     Manager, Corporate Contributions
       Microsoft Corporation                                            and Community Programs for
       One Microsoft Way                                                Microsoft Corporation, Redmond,
       Redmond, WA  98052                                               Washington, a computer software
       (50)                                                             company;  Director and former
                                                                        Executive Vice President of Wright
                                                                        Runstad & Co., Seattle,
                                                                        Washington, a real estate
                                                                        development company;   Director of
                                                                        First SAFECO National Life
                                                                        Insurance Company of New York.

       Richard W. Hubbard*                  Trustee                     Retired Vice President and
       1270 NW Blakely Ct.                                              Treasurer of the Trust and other
       Seattle, WA  98177                                               SAFECO Trusts; retired Senior Vice
       (67)                                                             President and Treasurer of SAFECO
                                                                        Corporation; former President of
                                                                        SAFECO Asset Management Company;
                                                                        Director of First SAFECO National
                                                                        Life Insurance Company of New
                                                                        York.

       Richard E. Lundgren                  Trustee                     Director of Marketing and Customer
       764 S. 293rd Street                                              Relations, Building Materials
       Federal Way, WA  98032                                           Distribution, Weyerhaeuser
       (58)                                                             Company, Tacoma, Washington;
                                                                        Director of First SAFECO National
                                                                        Life Insurance Company of New
                                                                        York.



                                                                    - 61 -






       Larry L. Pinnt                       Trustee                     Retired Vice President and Chief
       1600 Bell Plaza                                                  Financial Officer of US WEST
       Room 1802                                                        Communications, Seattle,
       Seattle, WA  98191                                               Washington; Director of Key Bank
       (61)                                                             of Washington, Seattle,
                                                                        Washington; Director of University
                                                                        of Washington Medical Center,
                                                                        Seattle, Washington; Director of
                                                                        First SAFECO National Life
                                                                        Insurance Company of New York;
                                                                        Director of Cascade Natural Gas
                                                                        Corporation, Seattle, Washington.

       John W. Schneider                    Trustee                     President of Wallingford Group,
       1808 N 41st St.                                                  Inc., Seattle, Washington;  former
       Seattle, WA  98103                                               President of Coast Hotels, Inc.,
       (54)                                                             Seattle, Washington; Director of
                                                                        First SAFECO National Life
                                                                        Insurance Company of New York.
       David F. Hill*                       President                   President of SAFECO Securities
       SAFECO Plaza                         Trustee                     Inc. and SAFECO Services
       Seattle, WA  98185                                               Corporation; Senior Vice President
       (47)                                                             of SAFECO Asset Management
                                                                        Company.  See table under
                                                                        "Investment Advisory and Other
                                                                        Services."

       Neal A. Fuller                       Vice President              Vice President, Controller,
       SAFECO Plaza                         Controller                  Assistant Secretary and Treasurer
       Seattle, WA  98185                   Assistant Secretary         of SAFECO Securities, Inc. and
       (34)                                                             SAFECO Services Corporation;  Vice
                                                                        President, Controller, Secretary
                                                                        and Treasurer of SAFECO Asset
                                                                        Management Company.  See table
                                                                        under "Investment Advisory and
                                                                        Other Services."
       Ronald L. Spaulding                  Vice President              Vice Chairman of SAFECO Asset
       SAFECO Plaza                         Treasurer                   Management Company; Vice President
       Seattle, WA  98185                                               and Treasurer of SAFECO
       (52)                                                             Corporation; Director and Vice
                                                                        President of SAFECO Life Insurance
                                                                        Company; former senior Portfolio
                                                                        Manager of SAFECO insurance
                                                                        companies' taxable bond
                                                                        portfolios; former Portfolio
                                                                        Manager for several SAFECO mutual
                                                                        funds.  See Table under
                                                                        "Investment Advisory and Other
                                                                        Services."



     * Trustees who are interested persons as defined by the 1940 Act.


                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                 FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1995
                                                                                               Total Compensation
                                                          Pension or                             From Registrant
                                                          Retirement                                   and
                                      Aggregate        Benefits Accrued     Estimated Annual      Fund Complex
                                    Compensation        As Part of Fund      Benefits Upon            Paid
               Trustee             from Registrant         Expenses            Retirement          to Trustees
               -------             ---------------         --------            ----------          -----------

       Boh A. Dickey                     $0                   N/A                 N/A                  $0

       Barbara J. Dingfield            $3,708                 N/A                 N/A                $22,737

       Richard E. Lundgren             $3,708                 N/A                 N/A                $22,737
       Larry L. Pinnt                  $3,708                 N/A                 N/A                $22,737

       John W. Schneider               $3,708                 N/A                 N/A                $22,737
       Richard W. Hubbard              $3,875                 N/A                 N/A                $24,150

       David F. Hill*                    $0                   N/A                 N/A                  $0


     *  First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management investment companies that have, in the aggregate, twenty-four series companies managed by SAM.

     The officers of the Trust receive no compensation for their service as officers or, if applicable, as Trustees.

     At June 30, 1996, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


     INVESTMENT ADVISORY AND OTHER SERVICES

     SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

     SAM has a sub-advisory agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin Ireland and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

     The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

                                                                            SAFECO                 SAFECO
               Name             Trust                   SAM                 Securities             Services
               ----             -----                   ---                 ----------             --------

       B. A. Dickey           Chairman                Director                                     Director
                              Trustee                 Chairman

       D. F. Hill             President               Senior Vice           President              President
                              Trustee                 President             Director               Director
                                                      Director              Secretary              Secretary

       N. A. Fuller           Vice President          Vice President        Vice President         Vice President
                              Controller              Controller            Controller             Controller
                              Assistant Secretary     Secretary             Assistant Secretary    Assistant Secretary
                                                      Treasurer             Treasurer              Treasurer
       R.L. Spaulding         Vice President          Vice Chairman         Director               Director
                              Treasurer               Director

       S. C. Bauer                                    President
                                                      Director


     Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

     In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund that includes furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

     The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a manner considered by the officers of the funds involved to be equitable to each fund. In some cases, this system could have a detrimental effect on the price or value of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund.

     For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:

                           Growth, Equity and Income Funds

                                       Net Assets                Annual Fee

                              $0 - $100,000,000                  .75 of 1%
                              $100,000,001 - $250,000,000        .65 of 1%
                              $250,000,001 - $500,000,000        .55 of 1%
                              Over $500,000,000                  .45 of 1%

                                   Northwest Fund

                                       Net Assets                Annual Fee

                              $0 - $250,000,000                   .75 of 1%
                              $250,000,001 - $500,000,000         .65 of 1%
                              $500,000,001 - $750,000,000         .55 of 1%
                              Over $750,000,000                   .45 of 1%


                                    Balanced Fund

                                       Net Assets                Annual Fee

                              $0 - $250,000,000                  .75 of 1%
                              $250,000,001 - $500,000,000        .65 of 1%
                              Over $500,000,000                  .55 of 1%


                                  International Fund

                                       Net Assets                Annual Fee

                              $0 - $250,000,000                  1.10 of 1%
                              $250,000,001 - $500,000,000        1.00 of 1%
                              Over $500,000,000                   .90 of 1%


                                  Small Company Fund

                                       Net Assets                Annual Fee

                              $0 - $250,000,000                  .85 of 1%
                              $250,000,001 - $500,000,000        .75 of 1%
                              Over $500,000,000                  .65 of 1%

     Under the sub-advisory Agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

                                       Net Assets                Annual Fee

            $0 - $50,000,000                         .60 of 1%
            $50,000,001 - $100,000,000               .50 of 1%
            Over $100,000,000                        .40 of 1%

     Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM has agreed to reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expense and extraordinary expenses) exceed the limits prescribed by any state in which a Fund's shares are qualified for sale.

     The following table states the total amounts of compensation paid to SAM for the past three fiscal years for the Growth, Equity and Income Funds and the three fiscal periods for the Northwest Fund:


                             Fiscal Year of Period Ended
                           September 30,     September 30,      September 30,
                               1995               1994              1993
                           -------------     -------------      ------------


       Growth Fund             $1,107,000         $1,096,000        $1,068,000
       Equity Fund             $3,151,000         $1,676,000        $  749,000
       Income Fund             $1,348,000         $1,363,000        $1,353,000



                                                                                       9 Month
                                                                                    Period Ended
                                  September 30, 1995      September 30, 1994     September 30, 1993
                                  ------------------      ------------------     ------------------

       Northwest
       Fund                            $269,000                $287,000               $228,000


     Distribution Arrangements. SAFECO Securities is the principal underwriter for each Fund and acts as the distributor of the Advisor Class A and Advisor Class B shares of each Fund under a Distribution Agreement with the Trust that requires SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously.

     Under separate plans of distribution pertaining to the Advisor Class A and Advisor Class B shares of each Fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each a "Plan"), each Advisor Class pays fees described in the Prospectus.

     Among other things, each Plan provides that (1) SAFECO Securities will submit to the Trust's Board of Trustees at least quarterly, and the Trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as it is approved at least annually and any material amendment thereto is approved, by the Trust's Board of Trustees, including those Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Advisor Class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

     In reporting amounts expended under the Plans to the Trustees, SAFECO Securities will allocate expenses attributable to the sale of each Advisor Class of Fund shares to such Advisor Class based on the ratio of sales of shares of such Advisor Class to the sales of all Advisor Classes of shares. Expenses attributable to a specific Advisor Class will be allocated to that Advisor Class.

     In approving the adoption of each Plan, the Trustees determined that the adoption was in the best interests of the Funds' shareholders.

     In the event that a Plan is terminated or not continued with respect to the Advisor Class A or Advisor Class B shares of any Fund, (i) no fees would be owed by a Fund to SAFECO Securities with respect to that class, and (ii) a Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

     The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

     Custodian. U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98111, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with the Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

     Auditor.    Ernst  & Young  LLP,  999  Third Avenue,  Suite  3500, Seattle,
     Washington 98104, is the independent auditor of each Fund's financial statements.

     SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for the Advisor classes of each Fund under an Agreement with the Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's Advisor Class shareholders, records of transactions involving each Fund's Advisor Class shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is paid a fee for these services equal to $28.00 per shareholder account, but not to exceed .30% of each Fund's average net assets. The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the past three fiscal years:



                             Fiscal Year of Period Ended
                           September 30,     September 30,      September 30,
                               1995               1994              1993
                           -------------     -------------      ------------


       Growth Fund             $  305,000          $ 210,000         $ 169,000
       Equity Fund             $1,018,000          $ 370,000         $ 143,000
       Income Fund             $  298,000          $ 264,000         $ 259,000


                                                                                9 Month
                                                                             Period Ended
                             September 30, 1995    September 30, 1994     September 30, 1993
                             ------------------    ------------------     ------------------

       Northwest
       Fund                       $97,000                $85,000                $65,000


     ------------------
     * Table reflects fees of $3.10 per shareholder transaction payable pursuant to the prior fee schedule.

     BROKERAGE PRACTICES

     SAM and the Sub-Adviser place orders for the purchase or sale of Fund portfolio securities based on various factors, including:

     (1) Which broker gives the best execution, (i.e., which broker is able to trade the securities in the size and at the price desired and on a timely basis);

     (2)    Whether the broker is known as being reputable; and

     (3) All other things being equal, which broker has provided useful research services.

     Such research services as are furnished during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's and the Sub-Adviser's staff, and personal visits by such analysts and brokerage strategists and economists) are used to advise all clients including the Funds, but not all such research services furnished to SAM are used by it to advise the Funds. SAM does not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. During the fiscal year ended September 30, 1995, for the Growth, Income, Equity and Northwest Funds, 100% of each Fund's total brokerage expenses were commissions paid to brokers providing research services. The following table states the total amount of brokerage expense for each Fund for the past three fiscal years for the Growth, Equity and Income Funds and for the three fiscal periods for the Northwest Fund:


                             Fiscal Year of Period Ended


                           September 30,     September 30,      September 30,
                               1995               1994              1993
                           -------------     -------------      ------------

       Growth Fund              $ 489,983           $220,350          $197,179
       Equity Fund             $1,082,137           $731,184          $223,474
       Income Fund              $ 159,717           $111,612          $106,893






                                                                    - 70 -







                                                                                  9 Month
                                                                                Period Ended
                                September 30, 1995    September 30, 1994     September 30, 1993
                                ------------------    ------------------     ------------------

       Northwest
       Fund                           $6,536                $11,409               $10,390


     REDEMPTION IN KIND

     If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. Each Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which each Fund must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.


     FINANCIAL STATEMENTS

     The following financial statements for the Growth, Equity, Income and Northwest Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Trust's Annual Report for the year ended September 30, 1995.

            Portfolio of Investments as of September 30, 1995
            Statement of Assets and Liabilities as of September 30, 1995 Statement of Operations for the Year Ended September 30, 1995 Statement of Changes in Net Assets for the Years Ended September 30, 1995 and September 30, 1994
            Notes to Financial Statements

     The   following  unaudited   financial  statements   for   each  Fund   are
     incorporated herein by reference to the Trust's Semi-Annual Report for the period ended March 31, 1996.

            Portfolio of Investments as of March 31, 1996 (unaudited)
            Statement   of  Assets   and  Liabilities  as   of  March  31,  1996
            (unaudited)

            Statement of Operations for the Period Ended March 31, 1996 (unaudited)
            Statement of Changes in Net Assets for the Period Ended March 31, 1996 (unaudited)
            March 31, 1996 Notes to Financial Statements (unaudited)

     A copy of the Trust's Annual and Semi-Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-463-8791 or by writing to the address on the first page of this Statement of Additional Information.


     DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

     Commercial Paper Ratings

     Moody's

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

     Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

            .      Leading market positions in well-established industries.
            .      High rates of return on funds employed.
            .      Conservative capitalization structure with moderate  reliance on debt and ample asset protection.
            .      Broad  margins  in   earnings  coverage  of  fixed  financial
                   charges and high internal cash generation.
            .      Well-established access to  a range of financial markets  and assured sources of alternate liquidity.

     Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     S&P

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2:   Capacity  for timely  payment  on issues  with  this designation  is
     satisfactory.   However, the relative  degree of safety  is not as high  as for issues designated A-1.

     Preferred Stock Ratings

     Generally, a preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends. A preferred stock rating differs from a bond rating since it is assigned to an equity issue which is different from, and subordinated to, a debt issue.

     Excerpts from Moody's description of its preferred stock ratings:
     ----------------------------------------------------------------

     aaa --   An issue which  is rated "aaa" is  considered to be a  top-quality
     preferred  stock.   This  rating indicates  good  asset protection  and the
     least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue  which is rated "b" generally lacks the  characteristics of a
     desirable investment.   Assurance of  dividend payments and maintenance  of
     other terms of the issue over any long period of time may be small.

     caa --  An  issue which  is  rated "caa"  is  likely to  be  in arrears  on
     dividend payments.   This rating  designation does not  purport to indicate
     the future status of payments.

     ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.***

     Excerpts from S&P's description of its preferred stock ratings:
     --------------------------------------------------------------

     AAA -- This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated "AA" also qualifies as a  high-quality,
     fixed-income security.   The capacity to pay preferred stock obligations is
     very strong, although not as overwhelming as for issues rated "AAA."

     A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- an issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

     "BB", "B", "CCC" Preferred stock rated "BB," and "CCC" -- are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "CC" -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     "C" -- A preferred stock rated "C" is a nonpaying issue.

     "D" -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

     N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             SAFECO COMMON STOCK TRUST:
                                  SAFECO GROWTH FUND
                                  SAFECO EQUITY FUND
                                  SAFECO INCOME FUND
                                SAFECO NORTHWEST FUND
                                SAFECO BALANCED FUND
                           SAFECO INTERNATIONAL STOCK FUND
                           SAFECO SMALL COMPANY STOCK FUND

                                    No-Load Class

                         Statement of Additional Information

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Funds. A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE:

                                     Nationwide
                                    1-800-426-6730

                                     Seattle Area
                                     206-545-5530

                           Hearing Impaired TDD/TTY Service
                                    1-800-438-8718

     The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is September 30, 1996.

     The  date of  this  Statement of  Additional  Information is  September 30,
     1996.

                                  TABLE OF CONTENTS


     OVERVIEW OF INVESTMENT POLICIES . . . . . . . . . . . . . . . . . .   - 2 -
     INVESTMENT POLICIES OF THE GROWTH FUND  . . . . . . . . . . . . . .   - 2 -
     INVESTMENT POLICIES OF THE EQUITY FUND  . . . . . . . . . . . . . .   - 6 -
     INVESTMENT POLICIES OF THE INCOME FUND  . . . . . . . . . . . . . .   - 9 -
     INVESTMENT POLICIES OF THE NORTHWEST FUND . . . . . . . . . . . . .  - 12 -
     INVESTMENT POLICIES OF THE BALANCED FUND  . . . . . . . . . . . . .  - 16 -
     INVESTMENT POLICIES OF THE INTERNATIONAL FUND . . . . . . . . . . .  - 19 -
     INVESTMENT POLICIES OF THE SMALL COMPANY FUND . . . . . . . . . . .  - 21 -
     ADDITIONAL INVESTMENT INFORMATION . . . . . . . . . . . . . . . . .  - 24 -
     SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS . . . . . . . . . . .  - 40 -
     SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . .  - 41 -
     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS . . . . . . . . . . . . . .  - 43 -
     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . .  - 43 -
     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER
     SHARE . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  - 45 -
     ADDITIONAL PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . .  - 46 -
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . .  - 52 -
     INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . . . . . . . .  - 56 -
     BROKERAGE PRACTICES . . . . . . . . . . . . . . . . . . . . . . . .  - 60 -
     REDEMPTION IN KIND  . . . . . . . . . . . . . . . . . . . . . . . .  - 61 -
     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . .  - 62 -
     DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS . . . .  - 62 -

     OVERVIEW OF INVESTMENT POLICIES

     SAFECO Growth Fund ("Growth Fund"), SAFECO Equity Fund ("Equity Fund"), SAFECO Income Fund ("Income Fund"), SAFECO Northwest Fund ("Northwest Fund"), SAFECO Balanced Fund ("Balanced Fund"), SAFECO International Stock Fund ("International Fund") and SAFECO Small Company Stock Fund ("Small Company Fund") (collectively, the "Funds") are each a series of the SAFECO Common Stock Trust ("Trust"). The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities (e.g., common stock, U.S. Government securities or bonds) a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but which is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

     Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined by the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, of (i) 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

     Non-fundamental policies may be changed without shareholder approval.


     INVESTMENT POLICIES OF THE GROWTH FUND

     Fundamental Investment Policies

     The Growth Fund has adopted the following fundamental investment policies. The Growth Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Growth Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Growth Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Purchase securities of companies which have a record of less than 3 years of continuous operation, including in such 3 years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Growth Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership or individual proprietorship, if such purchase at the time thereof would cause more than 5% of the Fund's assets to be invested in the securities of such companies.

     5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries.

     6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     7. Make short sales (sales of securities not presently owned), except where the Growth Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     8. Make loans to any person, firm or corporation, but the purchase by the Growth Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Growth Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Growth Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Growth Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

     11. Purchase for nor retain in its portfolio securities issued by any issuer any of whose officers, directors or security holders is an officer or director of the Growth Fund, if or so long as the
              officers   or  trustees   of  the   Growth  Fund,   together,  own
              beneficially more than five percent (5%) of any class of the securities of such issuer.

     12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Such purchases in the open market will be limited to not more than 5% of the value of the Growth Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     13. Act as underwriter of securities issued by any other person, firm or corporation; however, the Growth Fund may be deemed to be a statutory underwriter as that term is defined in the 1940 Act and the Securities Act of 1933, as amended ("1933 Act"), in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

     14. Buy or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts in the ordinary course of business, but this policy shall not be construed as preventing the Growth Fund from acquiring real estate, commodities, commodity contracts or futures contracts through liquidating distributions as a result of the ownership of securities.

     15. Participate, on a joint or joint and several basis, in any trading account in securities.

     16. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Growth Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300% the
              Growth Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the Securities and  Exchange  Commission  ("SEC")  may  prescribe  by  rules  and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     17. Act as a distributor of securities of which the Growth Fund is the issuer, except through an underwriter (who may be designated as "distributor"), who may act as principal or be an agent of the Growth Fund and may not be obligated to the Growth Fund to sell or take any specific amount of securities.

     18. Purchase foreign securities only if (a) such securities are listed on a national securities exchange, and (b) such purchase, at the time thereof, would not cause more than 10% of the total assets of the Growth Fund (taken at market value) to be invested in foreign securities.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Growth Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1.       The Growth Fund will not buy  or sell foreign exchange, except  as
              necessary  to  convert  the  proceeds  of  the   sale  of  foreign
              portfolio securities into U.S. dollars.

     2.       The Growth Fund will not issue long-term debt securities.

     3. The Growth Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     4. The Growth Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The Growth Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     6. The Growth Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     7. Although the Growth Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to ten percent (10%) of its net assets in order to comply with state law.

     8. The Growth Fund will invest no more than five percent (5%) of total assets in qualified repurchase agreements and will not enter into a repurchase agreement for a period longer than 7 days.

     9. The Growth Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument that SAFECO Asset Management Company ("SAM") deems appropriate.

     10. The Growth Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than two percent (2%) of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     11. The Growth Fund may invest up to 10% of its total assets in contingent value rights.

     12. The Growth Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     13. The Growth Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     14. The Growth Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A under the 1933 Act, as amended ("Rule 144A"), provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.


     INVESTMENT POLICIES OF THE EQUITY FUND

     Fundamental Investment Policies

     The Equity Fund has adopted the following fundamental investment policies. The Equity Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies and instrumentalities) if as a result more than 5% of the value of the Equity Fund's total assets would be invested in the securities of such issuer, except that up to 25% of the value of the Fund's assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of the outstanding voting securities of such issuer to be held by the Equity Fund.

     3. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions and where the Equity Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     4. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 25% of the Equity Fund's total assets would be invested in one industry (governmental issues of securities are not considered part of any one industry).

     5. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with the Equity Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements; provided, however, that the Equity Fund shall not invest more than 10% of its total assets in qualified repurchase agreements or through qualified loan agreements.

     6. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Equity Fund from commercial banks for temporary or emergency purposes and not for investment purposes. The Equity Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     7. Purchase shares of registered investment companies other than real estate investment trusts.

     8. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Equity Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be an underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.
     9. Purchase or sell real estate (except real estate investment trusts), commodities, commodity contracts or futures contracts. This limitation is intended to include ownership of real estate through limited partnerships.

     10. Purchase any security for the purpose of acquiring or exercising control or management of the issuer.

     11. Purchase puts, calls, straddles, spreads or any combination thereof; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     12. Issue or sell any senior securities, except that this restriction shall not be construed to prohibit the Equity Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the
              Equity Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%; for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Equity Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Equity Fund will not participate on a joint or joint and several basis in any trading account in securities, except that the Equity Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the Fund's investment adviser or the investment adviser's parent company and any subsidiary thereof.

     2. The Equity Fund will not purchase securities of any issuer which with its predecessors has been in operation less than three years, if such purchase would cause more than 5% of the Equity Fund's total assets to be invested in such issuers.

     3. The Equity Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign portfolio securities into U.S. dollars.

     4. The Equity Fund will not purchase securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     5. The Equity Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     6. The Equity Fund will not pledge, mortgage, or hypothecate its portfolio securities to the extent that, at any time, the percentage of pledged securities at market value will exceed 10% of its net assets.

     7.       The  Equity Fund  will invest no  more than 5% of  total assets in
              qualified  repurchase  agreements  and   will  not  enter  into  a
              repurchase agreement for a period longer than 7 days.

     8. The Equity Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, repurchase agreements (subject to the non-fundamental policy limitations in
              section  7)   or  any   other  short-term  instrument   SAM  deems
              appropriate.

     9. The Equity Fund may invest up to 5% of net assets in warrants purchased at the lower of market or cost, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     10. The Equity Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     11. The Equity Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     12. The Equity Fund may invest in securities convertible into common stock, but less than 35% of its total assets will be invested in such securities.

     13. The Equity Fund may purchase foreign securities, provided that such purchase at the time thereof would not cause more than ten percent (10%) of the total assets of the Equity Fund taken at market value to be invested in foreign securities.

     14. The Equity Fund will not purchase or retain for its portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or trustees of the Fund or its investment adviser (who individually own more than 0.5% of the outstanding securities of such issuer), together own more than 5% of such issuer's outstanding securities.


     INVESTMENT POLICIES OF THE INCOME FUND

     Fundamental Policies

     The Income Fund has adopted the following fundamental investment policies. The Income Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase securities of any issuer, if such purchase at the time thereof would cause more than 10% of any class of securities of such issuer to be held by the Income Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Purchase securities of companies which have a record of less than three years of continuous operation (including in such three years the operation of any predecessor company or companies, partnerships, or individual proprietorship, if the company whose securities are to be purchased by the Income Fund has come into existence as a result of a merger, consolidation, reorganization or purchase of substantially all of the assets of such predecessor company or companies, partnership, or individual proprietorship), if such purchase at the time thereof would cause more than 5% of the Income Fund's assets to be invested in the securities of such companies.

     5. Concentrate its investments in particular industries or companies, but shall maintain substantial diversification of its investments among industries and, to the extent deemed practicable by management, among companies within particular industries; in no event shall the Income Fund invest more than 25% of its assets in any one industry.

     6. Purchase securities on margin, except for short-term credits as are necessary for the clearance of transactions.

     7. Make short sales (sales of securities not presently owned), except where the Income Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain securities equivalent in kind and amount to the securities sold.

     8. Make loans to any person, firm or corporation, but the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Income Fund, whether or not the purchase was made upon the original issue of the securities, shall not be considered as a loan within the prohibition of this section.

     9. Borrow money, except from banks or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Income Fund from commercial banks as a temporary measure for extraordinary or emergency purposes and in amounts not in excess of 20% of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     10. Pledge, mortgage or hypothecate assets taken at market to an extent greater than 15% of its gross assets taken at cost.

     11. Purchase for nor retain in its portfolio securities issued by any issuer, any of whose officers, directors or security holders is an officer or director of the Income Fund, if or so long as the officers or trustees of the Income Fund together own beneficially more than five percent (5%) of any class of the securities of such issuer.

     12. Purchase securities issued by any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except where such purchase, although not made in the open market, is part of a plan of merger or consolidation. Such purchases in the open market shall be limited to not more than five percent (5%) of the value of the Income Fund's total assets. Nothing in this section or in sections 1 or 2 above shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets.

     13. Underwrite securities issued by any other person, firm or corporation; however the Income Fund may be deemed a statutory underwriter as that term is defined in the 1940 Act and the 1933 Act in connection with the disposition of any unmarketable or restricted securities which it may acquire and hold in its portfolio.

     14. Buy or sell real estate, (except real estate investment trusts) commodities, commodity contracts or futures contracts.

     15. Participate, on a joint or joint and several basis, in any trading account in securities.

     16. Purchase foreign securities, unless (a) such securities are listed on a national securities exchange, and (b) such purchase at the time thereof would not cause more than 10% of the total assets of the Income Fund (taken at market value) to be invested in foreign securities.

     17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Income Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Income Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Income Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1.       The Income  Fund will not buy or sell  foreign exchange, except as
              necessary  to  convert  the  proceeds  of  the  sale  of   foreign
              portfolio securities into U.S. dollars.

     2.       The Income Fund will not issue long-term debt securities.

     3. Although the Income Fund has the right to pledge, mortgage or hypothecate its assets up to 15% of gross assets under the fundamental policy at section 10 above, it will only do so up to 10% of its net assets.

     4. The Income Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     5. The Income Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     6. The Income Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     7. The Income Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     8.       The  Income Fund  will invest no  more than 5% of  total assets in
              qualified  repurchase  agreements  and   will  not  enter  into  a
              repurchase agreement for a period longer than 7 days.

     9.       The  Income Fund  will invest  primarily in  common stock  and may
              also  invest   in  convertible  and   non-convertible  bonds   and
              preferred stock.

     10. The Income Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, no-load, open-end money market funds (subject to the fundamental policy limitations set forth in section 12 above), repurchase agreements (subject to the non-fundamental policy limitations in section 8 above) or any other short-term instrument SAM deems appropriate.

     11. The Income Fund may invest up to 5% of net assets in warrants, but will limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     12. The Income Fund may invest up to 10% of its total assets in shares of real estate investment trusts.

     13. The Income Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.


     INVESTMENT POLICIES OF THE NORTHWEST FUND

     Fundamental Policies

     The Northwest Fund has adopted the following fundamental investment policies. The Northwest Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets (which 25% shall not include securities issued by another investment company) may be invested without regard to this 5% limitation.

     2. Purchase the securities of any issuer if, as a result, more than 10% of any class of securities of such issuer will be owned by the Fund.

     3. With respect to 100% of the value of its total assets, purchase more than 10% of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Concentrate its investments in particular industries (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) or invest 25% or more of the Fund's total assets in any one industry (governmental issues of securities are not considered part of one industry).

     5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

     6.       Make short sales (sales of securities not presently owned).

     7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Northwest Fund's investment objective, policies and restrictions or through the purchase of qualified repurchase agreements.

     8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Northwest Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 20% of the value of the Fund's total assets at the time of borrowing. The Northwest Fund will not purchase securities if borrowings equal to or greater than 5% of the Fund's total assets are outstanding.

     9. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by section 7 above, the Northwest Fund may pledge securities having a market value at the time of pledge not exceeding 10% of the Fund's total assets.

     10. Purchase or retain for its portfolio the securities of any issuer, if, to the Northwest Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than 1/2 of 1% of the outstanding securities of such an issuer, together own more than 5% of such outstanding securities.

     11. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Northwest Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting, or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

     12. Purchase or sell real estate, except real estate investment trusts.

     13. Purchase or sell commodities, commodity contracts or futures contracts.

     14. Participate, on a joint or joint-and-several basis, in any trading account in securities, except that the Northwest Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

     15.      Issue  or sell  any senior security, except  that this restriction shall not be construed to prohibit the Northwest Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least 300% for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below 300%, the Northwest Fund shall, within 3 days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     16. Purchase from, or sell portfolio securities to, any officer or director, the Northwest Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof, provided, however, that this prohibition shall not prohibit the Northwest Fund from purchasing with the $5,000,000 raised through the sale of 500,000 shares of common stock to SAFECO Insurance Company of America, portfolio securities from subsidiaries of SAFECO Corporation prior to its effective date.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Northwest Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Northwest Fund will not buy or sell foreign exchange, except as may be necessary to invest the proceeds of the sale of foreign securities in the Fund's portfolio in U.S. dollars.

     2.       The Northwest Fund will not issue long-term debt securities.

     3. The Northwest Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     4. The Northwest Fund will not invest in oil, gas or other mineral exploration or development programs.

     5. The Northwest Fund will not invest in puts, calls, straddles, spreads or any combinations thereof.

     6. The Northwest Fund will not invest more than 5% of its total assets in securities of companies (including predecessor companies) having a record of less than 3 years of continuous operation.

     7. The Northwest Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     8. The Northwest Fund will not invest more than 10% of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than 7 days.

     9. The Northwest Fund will not purchase the securities of any other investment company or investment trust, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than 10% of its total assets in shares of other investment companies nor invest more than 5% of its total assets in a single investment company.

     10. The Northwest Fund may invest in shares of common stock selected primarily for potential appreciation.

     11. The Northwest Fund may occasionally invest in securities convertible into common stock when, in the opinion of SAM, the expected total return of a convertible security exceeds the expected total return of common stock eligible for purchase by the Fund.

     12. The Northwest Fund may invest up to 5% of its net assets in warrants, but shall limit investments in warrants which are not listed on the New York or American Stock Exchange to no more than 2% of net assets. Warrants acquired as a result of unit offerings or attached to securities may be deemed without value for purposes of the 5% limitation.

     13. The Northwest Fund may purchase as temporary investments for its cash commercial paper, certificates of deposit, shares of no-
              load, open-end money market funds (subject to the percentage limitations set forth in section 9 above), repurchase agreements (subject to the limitations set forth in section 8 above) or any other short-term instrument that SAM deems appropriate.

     14. The Northwest Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     15. The Northwest Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     16. The Northwest Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than 10% of the total assets of the Northwest Fund (at market value) to be invested in foreign securities.

     INVESTMENT POLICIES OF THE BALANCED FUND

     Fundamental Policies

     The  Balanced  Fund  has  adopted  the   following  fundamental  investment
     policies.  The Balanced Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Balanced Fund's total assets would be invested in the securities of such issuer or the Balanced Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the Balanced Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities
              (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Balanced Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Balanced Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Balanced Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Balanced Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Balanced Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     2. The Balanced Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     3. The Balanced Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     4. The Balanced Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The Balanced Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     6. The Balanced Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on the Nasdaq Stock Market ("Nasdaq") if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     7. The Balanced Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     8. The Balanced Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     9. The Balanced Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     10. The Balanced Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     11. The Balanced Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     12. The Balanced Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     13. The Balanced Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     14. The Balanced Fund will not purchase puts, calls, straddles, spreads or any combination thereof if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     15. The Balanced Fund will not purchase or sell commodities or commodity contracts.


     INVESTMENT POLICIES OF THE INTERNATIONAL FUND

     Fundamental Policies

     The International Fund has adopted the following fundamental investment policies. The International Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the International Fund's total assets would be invested in the securities of such issuer or the International Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the International Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the International Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the International Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the International Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.


     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the International Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The International Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     2. The International Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     3. The International Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     4. The International Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     5. The International Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     6. The International Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     7. The International Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     8. The International Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     9. The International Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     10. The International Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     11. The International Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Stock Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     12. The International Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     13. The International Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     INVESTMENT POLICIES OF THE SMALL COMPANY FUND

     Fundamental Policies

     The Small Company Fund has adopted the following fundamental investment policies. The Small Company Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Small Company Fund's total assets would be invested in the securities of such issuer or the Small Company Fund would own or hold more than 10% of the outstanding voting securities of such issuer), except that up to 25% of the value of such assets (which 25% shall not include securities issued by another investment company) may be invested without regard to these limits;

     2. Borrow money, except the Small Company Fund may borrow money for temporary and emergency purposes (not for leveraging or investment purposes) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities
              (other than borrowings). Any borrowings by the Fund that come to exceed this amount shall be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limit;

     3. Act as underwriter of securities issued by any other person, firm or corporation; except to the extent that, in connection with the disposition of portfolio securities, the Small Company Fund may be deemed an underwriter under federal securities laws;

     4.       Issue senior securities, except as permitted under the 1940 Act;

     5. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if, as a result, more than 25% of the Small Company Fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

     6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; however, the Small Company Fund may purchase or sell options or futures contracts and invest in securities or other instruments backed by physical commodities;

     7. Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties; however, this limit does not apply to purchases of debt securities or to repurchase agreements; and

     8. Purchase or sell real estate, except real estate investment trusts.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Small Company Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Small Company Fund will not make short sales (sales of securities not presently owned), except where the Fund has at the time of sale, by virtue of its ownership in other securities, the right to obtain at no additional cost securities equivalent in kind and amount to the securities to be sold.

     2. The Small Company Fund will not purchase securities issued by any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase, other than the customary broker's commissions, or except when such purchase, although not made in the open market, is part of a merger, consolidation or acquisition. Nothing in this policy shall prevent any purchase for the purpose of effecting a merger, consolidation or acquisition of assets expressly approved by the shareholders after full disclosure of any commission or profit to the principal underwriter.

     3. The Small Company Fund will not invest in oil, gas or other mineral exploration, development programs or leases.

     4. The Small Company Fund will not invest more than 5% of its net assets in warrants. Included in that amount, but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these limits.

     5. The Small Company Fund will not invest more than 10% of its total assets in real estate investment trusts, nor will the Fund invest in interests in real estate investment trusts that are not readily marketable or interests in real estate limited partnerships not listed or traded on Nasdaq if, as a result, the sum of such interests considered illiquid and other illiquid securities would exceed 15% of the Fund's net assets.

     6. The Small Company Fund will not purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments made in connection with futures contracts and options on futures shall not constitute purchasing securities on margins.

     7. The Small Company Fund may borrow money only from a bank or SAFECO Corporation or affiliates thereof or by engaging in reverse repurchase agreements with any party. The Fund will not purchase any securities while borrowings equal to or greater than 5% of its total assets are outstanding.

     8. The Small Company Fund will not purchase any security, if as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     9. The Small Company Fund will not make loans to any person, firm or corporation, but the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities issued by persons other than the Fund, whether or not the purchase was made upon the original issue of securities, shall not be considered a loan within the prohibition of this section.

     10. The Small Company Fund will not purchase or retain the securities of any issuer if, to the knowledge of the Fund's management, the officers and Trustees of the SAFECO Common Trust and the officers and directors of the investment adviser to the Fund (each owning beneficially more than 0.5% of the outstanding securities of an issuer) own in the aggregate 5% or more of the securities of the issuer.

     11. The Small Company Fund may invest up to 10% of its total assets in restricted securities eligible for resale under Rule 144A, provided that SAM has determined that such securities are liquid under guidelines adopted by the Board of Trustees.

     12. The Small Company Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever its adviser deems advisable without regard to the length of time they have been held.

     13. The Small Company Fund will not purchase securities of companies which together with any predecessors have a record of less than 3 years of continuous operation, if such purchase at the time thereof would cause more than 5% of the Fund's total assets to be invested in the securities of such companies.

     14. The Small Company Fund will not purchase puts, calls, straddles, spreads or any combination thereof, if by reason thereof the value of its aggregate investment in such classes of securities would exceed 5% of its total assets; provided, however, that nothing herein shall prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities.

     15. The Small Company Fund will not purchase or sell commodities or commodity contracts.

     ADDITIONAL INVESTMENT INFORMATION

     Each Fund may make the following investments, among others, although they may not buy all of the types of securities that are described.

     1. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

              Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Trust's Board of Trustees.

     2. Warrants. A warrant is an option issued by a corporation that gives the holder the right to buy a stated number of shares of common stock of the corporation at a specified price within a designated time period. Warrants may be purchased and sold separately or attached to stocks or bonds as part of a unit offering. The term of a warrant may run from two to five years and in some cases the term may be longer. The exercise price carried by the warrant is usually well above the prevailing market price of the underlying common stock at the time the warrant is issued. The holder of a warrant has no voting rights and receives no dividends. Warrants are freely transferable and may trade on the major national exchanges.

              Warrants may be speculative. Generally, the value of a warrant will fluctuate by greater percentages than the value of the underlying common stock. The primary risk associated with a warrant is that the term of the warrant may expire before the exercise price of the common stock has been reached. Under these circumstances, a Fund could lose all of its principal investment in the warrant.

              A Fund will invest in a warrant only if the Fund has the authority to hold the underlying common stock. Additionally, if a warrant is part of a unit offering, a Fund will purchase the warrant only if it is attached to a security in which the Fund has authority to invest. In all cases, a Fund will purchase warrants only after SAM determines that the exercise price for the underlying common stock is likely to be achieved within the required time-frame and for which an actively traded market exists. SAM will make this determination by analyzing the issuer's financial health, quality of management and any other factors deemed to be relevant.

     3. Repurchase Agreements. In a repurchase agreement, a Fund and the seller agree at the time of sale to the repurchase of a security at a mutually agreed upon time and place. The period of maturity is usually quite short, possibly overnight or a few days, although it may extend over a number of months. The resale price is in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time a Fund's money is invested in the security (which is not related to the coupon rate of the purchased security). Repurchase agreements may be considered loans of money to the seller of the underlying security, which are collateralized by the securities underlying the repurchase agreement. A Fund will not enter into a repurchase agreement unless the agreement is fully collateralized. A Fund will take possession of the securities underlying the repurchase agreement and will value them daily to assure that this condition is met. In the event that a seller defaults on a repurchase agreement, a Fund may incur loss in the market value of the collateral, as well as disposition costs; and, if a party with whom a Fund has entered into a repurchase agreement becomes involved in a bankruptcy proceeding, a Fund's ability to realize the collateral may be limited or delayed and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceeding. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements and may be subject to currency risks. In addition, foreign counter parties may be less creditworthy than U.S. counterparties.

     4.       Commercial  Paper   and  Certificates  of  Deposit.     In  making
              temporary investments in commercial paper and certificates of deposit, a Fund will adhere to the following guidelines:

                 a) Commercial paper must be rated A-1 or A-2 by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or issued by companies with an unsecured debt issue currently outstanding rated AA by S&P or Aa by Moody's or higher.

                 b) Certificates of deposit must be issued by banks or savings and loan associations that have total assets of at least $1 billion or, in the case of a bank or savings and loan association not having total assets of at least $1 billion, the bank or savings and loan association is insured by the Federal Deposit Insurance Corporation in which case the Growth Fund will limit its investment to the statutory insurance coverage.

     5. Contingent Value Rights. A contingent value right ("CVR") is a right issued by a corporation that takes on a pre-established value if the underlying common stock does not attain a target price by a specified date. Generally, a CVR's value will be the difference between the target price and the current market price of the common stock on the target date. If the common stock does attain the target price by the date, the CVR expires without value. CVRs may be purchased and sold as part of the underlying common stock or separately from the stock. CVRs may also be issued to owners of the underlying common stock as the result of a corporation's restructuring.

     6. Real Estate Investment Trusts ("REITs"). REITs purchase real property, which is then leased, and make mortgage investments. For federal income tax purposes REITs attempt to qualify for beneficial "modified pass through" tax treatment by annually distributing at least 95% of their taxable income. If a REIT were unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and the distributions made to its shareholders would not be deductible by it in computing its taxable income.

              REITs  are   dependent  upon  the  successful   operation  of  the
              properties owned and the financial condition of lessees and mortgagors. The value of REIT units will fluctuate depending on the underlying value of the real property and mortgages owned and the amount of cash flow (net income plus depreciation) generated and paid out. In addition, REITs typically borrow to increase funds available for investment. Generally, there is a greater risk associated with REITs that are highly leveraged.

     7. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

     8. Convertible Securities. Convertible bonds and convertible preferred stock may be exchanged for a stated number of shares of the issuer's common stock at a certain price known as the conversion price. The conversion price is usually greater than the price of the common stock at the time the convertible security is purchased. Generally, the interest rate of convertible bonds and the yield of convertible preferred stock will be lower than the issuer's non-convertible securities. Also, the value of convertible securities will normally vary with the value of the underlying common stock and fluctuate inversely with interest rates. However, convertible securities may show less volatility in value than the issuer's non-convertible securities. A risk associated with convertible bonds and convertible preferred stock is that the conversion price of the common stock will not be attained.

     9. When-issued or Delayed-Delivery Securities. Under this proce-dure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a "when-issued" or "delayed-delivery" basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

     10. Sovereign Debt Obligations. Sovereign debt instruments are issued or guaranteed by foreign governments or their agencies. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Governments or governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. Repayment of principal and interest may depend also upon political and economic factors.

     11. Indexed Securities. Indexed securities are securities whose prices are indexed to the prices of other securities, securities indices, currencies, commodities or other financial indicators. Indexed securities generally are debt securities whose value at maturity or interest rate is determined by reference to a specific instrument or statistic. Currency-indexed securities generally are debt securities whose maturity values or interest rates are determined by reference to values of one or more specified foreign currencies. Currency-indexed securities may be positively or negatively indexed; i.e., their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of different foreign securities relative to each other.

              The performance  of an  indexed security  depends largely  on  the performance of the security, currency or other instrument to which they are indexed. Performance may also be influenced by interest rate changes in the United States and foreign countries. Indexed securities additionally are subject to credit risks associated with the issuer of the security. Their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may also be more volatile than their underlying instruments.

     12. Passive Foreign Investment Companies ("PFICs"). PFICs may include funds or trusts organized as investment vehicles to invest in companies of certain foreign countries. Investors in a PFIC bear their proportionate share of the PFIC's management fees and other expenses. See "Additional Tax Information" for more information.

     13. Short Sales Against the Box. A Fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open the Fund owns an equal amount of such securities or an equal amount of the securities of the same issuer as the securities sold short (a "short sale against the box"). Funds engaging in short sales against the box will incur transaction costs.

     14. Options on Equity Securities. (International Fund only.) The International Fund may purchase and write (i.e., sell) put and call options on equity securities that are traded on national securities exchanges or that are listed on Nasdaq. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the equity security underlying the option at a specified exercise price (the strike price) at any time during the term of the option. The writer of the call option, who received the premium, has the obligation, upon exercise of the option, to deliver the underlying equity security against payment of the strike price. A put option is a similar contract that gives the purchaser or holder, in return for a premium, the right to sell the underlying equity security at a specified exercise price (the strike price) during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying equity security at the strike price upon exercise by the holder of the put.

              The Fund will write call options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option is "covered" if: the
              Fund has an immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian); upon the Fund's conversion or exchange of other securities held in its portfolio; or the Fund holds a share-for-share basis a call on the same security as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

              The Fund will write put options on stocks only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is "covered" if: the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price; or the Fund holds on a share-for-share basis a put on the same security as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term obligations in a segregated account with its custodian.

              The Fund may purchase "protective puts," i.e., put options acquired for the purpose of protecting a portfolio security from a decline in market value. In exchange for the premium paid for the put option, the Fund acquires the right to sell the underlying security at the strike price of the put regardless of the extent to which the underlying security declines in value. The loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the strike price. However, if the market price of the security underlying the put rises, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

              If the Fund, as a writer of an option, wishes to terminate the obligation, it may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercising the option or by effecting a "closing sale transaction, i.e., selling an option of the same series as the option previously purchased. The Fund may effect closing sale and purchase transactions. The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction with respect to a call option is likely to be offset in whole or in part by appreciation of the underlying equity security owned by the Fund. There is no guaranty that closing purchase or closing sale transactions can be effected.

              The Fund's use of options on equity securities is subject to certain special risks, in addition to the risk that the market value of the security will move adversely to the Fund's option position. An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of call options or upon the purchase of underlying securities or the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell underlying security until the option expires or it delivers the underlying security upon exercise.

              Reasons for the absence of a liquid secondary market on an exchange can include any of the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facility of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures that may interfere with the timely execution of customers' orders.

     15. Options on Stock Indices. (International Fund only.) The International Fund may purchase and sell (i.e., write) put and call options on stock indices traded on national securities exchanges or listed on Nasdaq. Options on stock indices are similar to options on stock except that, rather than obtaining the right to take or make delivery of stock at a specified price, an option on stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the strike price of the option. The amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in particular industry or segment of the market) rather than price movements in individual stocks.

              The Fund will write call options on stock indices only if they are covered, and such options remain covered as long as the Fund is obligated as a writer. When the Fund writes a call option on a broadly based stock market index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or listed on Nasdaq against which the Fund has not written a stock call option and that has not been hedged by the Fund by the sale of stock index futures.

              When the Fund writes a call option on an industry or market segment index, the Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, Treasury bills or other liquid high-grade short-term debt obligations, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of the portfolio's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options.

              If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, the Fund will so segregate, escrow, or pledge an amount in cash, Treasury bills, or other liquid high-grade short-term obligations equal in value to the difference. In addition, when the Fund writes a call on an index that is in-the-money at the time the call is written, the Fund will segregate with its custodian or pledge to the broker as collateral, cash or U.S. Government or other liquid high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to the Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A call option is also covered and the Fund need not follow the segregation requirements set forth in this paragraph if the Fund holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other liquid high-grade short-term obligations in a segregated account with its custodian.

              The Fund will write put options on stock indices only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A put option is covered if the Fund holds in a segregated account cash, Treasury bills, or other liquid high-grade short-term debt obligations of a value equal to the strike price times the multiplier times the number of contracts; or the Fund holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by the Fund in cash, Treasury bills, or other liquid high-grade short-term debt obligations in a segregated account with its custodian.

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. The Fund may effect closing sale and purchase transactions, as described above in connection with options on equity securities.

              The purchase and sale of options on stock indices will be subject to the same risks as options on equity securities, described above. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, the Fund would not be able to close out options that it had purchased or written and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in substantial losses to the Fund. The Fund generally will purchase or write options only on stock indices that include a number of stocks sufficient to minimize the likelihood of a trading halt in options on the index.

              Although the markets for certain index option contracts have developed rapidly, the markets for other index options are still relatively illiquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index options contracts. The Fund will not purchase or sell any index option contract unless and until Bank of Ireland Asset Management (U.S.) Limited (the "Sub-Adviser"), the Fund's sub-investment adviser, believes the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

              Price movements in the Fund's equity security portfolio probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index the Fund bears the risk that the price of the securities held by the Fund may not increase as much as the index. In such event, the Fund would bear a loss on the call that is not completely offset by movement in the price of the Fund's equity securities. It is also possible that the index may rise when the Fund's securities do not rise in value. If this occurred, the Fund would experience a loss on the call that is not offset by an increase in the value of its securities portfolio and might also experience a loss in its securities portfolio. However, because the value of a diversified securities portfolio will, over time, tend to move in the same direction as the market, movements in the value of the Fund's securities in the opposite direction as the market would be likely to occur for only a short period or to a small degree.

              When the Fund has written a call, there is also a risk that the market may decline between the time the Fund has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time the Fund is able to sell stocks in its portfolio. As with stock options, the Fund will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where the Fund would be able to deliver the underlying securities in settlement, the Fund may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

              There are also  certain special risks  involved in  purchasing put and call options on stock indices. If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

     16. Options on Debt Securities. (International Fund only.) The Fund may purchase and write (i.e., sell) put and call options on debt securities (including U.S. Government debt securities) that are traded on national securities exchanges or that result from privately negotiated transactions with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York ("OTC options"). Options on debt are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

              The Fund will write options only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. An option on debt securities is covered in the same manner as explained in connection with options on equity securities, except that, in the case of call options on U.S. Treasury bills, the Fund might own U.S. Treasury bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option. The principal reason for the Fund to write an option on one or more of its securities is to realize through the receipt of the premiums paid by the purchaser of the option a greater current return than would be realized on the underlying security alone. Calls on debt securities will not be written when, in the opinion of the Sub-Adviser, interest rates are likely to decline significantly, because under those circumstances the premium received by writing the call likely would not fully offset the foregone appreciation in the value of the underlying security.

              The Fund may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered "cover" for both the put and the call). In such cases, the Fund will also segregate or deposit for the benefit of the Fund's broker cash or liquid high-grade debt obligations equivalent to the amount, if any, by which the put is in-the-money. The Fund's use of straddles will be limited to 5% of its net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of the Fund's net assets at the time the straddle is written). The writing of a call and a put on the same security at the same strike price where the call and the put are covered by different securities is not considered a straddle for purposes of this limit.

              The Fund may purchase "protective puts" on debt securities in an effort to protect the value of a security that they own against a substantial decline in market value. Protective puts are described above in "Options on Equities."

              The Fund does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

              If the Fund, as a writer of an exchange-traded option, wishes to terminate the obligation, it may effect a closing purchase or sale transaction in a manner similar to that discussed above in connection with options on equity securities. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, the Fund will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Fund writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the OTC option. While the

              Fund will seek to enter into OTC options only with dealers who agree to and who are expected to be able to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, the Fund may be unable to liquidate an OTC option. There is, in general, no guarantee that closing purchase or closing sale transactions can be effected. The Fund may not invest more than 15% of its total assets (determined at the time of investment) in illiquid securities, including debt securities for which there is not an established market. The staff of the SEC has taken the position that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. However, pursuant to the terms of certain no-action letters issued by the staff, the securities used as cover for written OTC options may be considered liquid provided that the Fund sells OTC options only to qualified dealers who agree that the Fund may repurchase any OTC option its writes for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

              The Fund's purchase and sale of exchange-traded options on debt securities will be subject to the risks described above in "Options on Equity Securities."

     17. Options on Foreign Currencies. (International Fund only.) The Fund may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade for hedging purposes. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock.

              The Fund may purchase and write options to hedge its securities denominated in foreign currencies. If there is a decline in the dollar value of a foreign currency in which the Fund's securities are denominated, the dollar value of such securities will decline even though the foreign currency value remains the same. To hedge against the decline of the foreign currency, the Fund may purchase put options on such foreign currency. If the value of the foreign currency declines, the gain realized on the put option would offset, in whole or in part, the adverse effect such decline would have on the value of the Fund's securities. Alternatively, the Fund may write a call option on the foreign currency. If the foreign currency declines, the option would not be exercised and the decline in the value of the portfolio securities denominated in such foreign currency would be offset in part by the premium the Fund received for the option.

              If, on the other hand, the Sub-Adviser anticipates purchasing a foreign security and also anticipates a rise in such foreign currency (thereby increasing the cost of such security), the Fund may purchase call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements of the exchange rates. Alternatively, the Fund could write a put option on the currency and, if the exchange rates move as anticipated, the option would expire unexercised.

              The Fund's successful use of options on foreign currencies depends upon the Sub-Adviser's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. For instance, if the currency being hedged has moved in a favorable direction, the corresponding appreciation of the Fund's securities denominated in such currency would be partially offset by the premiums paid on the options. Furthermore, if the currency exchange rate does not change, the Fund's net income would be less than if the Fund had not hedged since there are costs associated with options.

              The use of these options is subject to various additional risks. The correlation between movements in the price of options and the price of the currencies being hedged is imperfect. The use of these instruments will hedge only the currency risks associated with investments in foreign securities, not market risks. The Fund's ability to establish and maintain positions will depend on market liquidity. The ability of the Fund to close out an option depends upon a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

     18. Stock Index Futures Contracts. (International Fund only.) The International Fund may buy and sell for hedging purposes stock index futures contracts traded on a commodities exchange or board of trade. A stock index futures contract is an agreement in which the seller of the contract agrees to deliver to the buyer an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. When the futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

              The Fund may sell stock index futures to hedge against a decline in the value of equity securities it holds. The Fund may also buy stock index futures to hedge against a rise in the value of equity securities it intends to acquire. To the extent permitted by federal regulations, the Fund may also engage in other types of hedging transactions in stock index futures that are economically appropriate for the reduction of risks inherent in the ongoing management of the Fund's equity securities.

              The Fund's successful use of stock index futures contracts depends upon the Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movement in the price of the stock index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of the Fund's securities portfolio diverges from the composition of the relevant index. In addition, the ability of the Fund to close out a futures position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular stock index futures contract at any particular time.

              Under regulations of the Commodity Futures Trading Commission ("CFTC"), investment companies registered under the 1940 Act are excluded from regulation as commodity pools or commodity pool operators if their use of futures is limited in certain specified ways. The Fund will use futures in a manner consistent with the terms of this exclusion. Among other requirements, no more than 5% of the Fund's assets may be committed as initial margin on futures contracts.

     19. Interest Rate Futures Contracts. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on interest bearing securities (such as U.S. Treasury bonds, U.S. Treasury notes, U.S. Treasury bills, and GNMA certificates) or interest rate indices. Futures contracts on interest bearing securities and interest rate indices are referred to collectively as "interest rate futures contracts." The portfolios will engage in transactions in only those futures contracts that are traded on a commodities exchange or board of trade.

              The Fund may sell an interest rate futures contract to hedge against a decline in the market value of debt securities it owns. The Fund may purchase an interest rate futures contract to hedge against an anticipated increase in the value of debt securities it intends to acquire. The Fund may also engage in other types of transactions in interest rate futures contracts that are economically appropriate for the reduction of risks inherent in the ongoing management of its futures.

              The Fund's successful use of interest rate futures contracts depends upon the Sub-Adviser's ability to predict interest rate movements. Further, because there are a limited number of types of interest rate futures contracts, it is likely that the interest rate futures contracts available to the Fund will not exactly match the debt securities the Fund intends to hedge or acquire. To compensate for differences in historical volatility between securities the Fund intends to hedge or acquire and the interest rate futures contracts available to it, the Fund could purchase or sell futures contracts with a greater or lesser value than the securities it wished to hedge or intended to purchase. Interest rate futures contracts are subject to the same risks regarding closing transactions and the CFTC limits as described above in "Stock Index Futures Contracts."

     20. Foreign Currency Futures Contracts. (International Fund only.) The International Fund may buy and sell for hedging purposes futures contracts on foreign currencies or groups of foreign currencies such as the European Currency Unit. An European Currency Unit is a basket of specified amounts of the currencies of certain member states of the European Economic Community, a Western European economic cooperative organization including France, Germany, the Netherlands and the United Kingdom. The Fund will engage in transactions in only those futures contracts and other options thereon that are traded on a commodities exchange or a board of trade. See "Stock Index Futures Contracts" above for a general description of futures contracts. The Fund intends to engage in transactions involving futures contracts as a hedge against changes in the value of the currencies in which they hold investments or in which they expect to pay expenses or pay for future purchases. The Fund may also engage in such transactions when they are economically appropriate for the reduction of risks inherent in their ongoing management.

              The use of these futures contracts is subject to risks similar to those involved in the use of options of foreign currencies and the use of any futures contract. The Fund's successful use of foreign currency futures contracts depends upon the Sub-Adviser's ability to predict the direction of currency exchange markets and political conditions. In addition, the correlation between movements in the price of futures contracts and the price of currencies being hedged is imperfect, and there is no assurance that liquid markets will exist for any particular futures contract at any particular time. Those risks are discussed above more fully under "Options on Foreign Currencies" and "Stock Index Futures Contracts."

     21. Options on Futures Contracts. (International Fund only.) The Fund may, to the extent permitted by applicable regulations, enter into certain transactions involving options on futures contracts. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract, an exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. The Fund intends to utilize options on futures contracts for the same purposes that it intends to use the underlying futures contracts.

              Options on futures contracts are subject to risks similar to those described above with respect to options and futures contracts. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, the Fund might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If the Fund were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercise against the Fund.

     22. Forward Foreign Currency Exchange Contracts. (International Fund only.) The Fund may enter into forward foreign currency exchange contracts ("forward contracts") in several circumstances. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

              Additionally, when the Sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the portfolio securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the securities or other assets denominated in that currency held by the Fund.

              Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Fund believes that it is important to have the flexibility to enter into forward contracts when it is determined that the best interests of the Fund will thereby be served. The Fund's custodian will place cash or liquid, high-grade equity or debt securities into a segregated account of the portfolio in an amount equal to the value of the Fund's total assets committed to the consummation of forward foreign currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

              The Fund generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. However, there is no assurance that liquid markets will exist for any particular forward contract at any particular time or that the Fund will be able to effect a closing or "offsetting"
              transaction. Forward contracts are subject to other risks described in "Special Risks of Foreign Investments and Foreign Currency Transactions."

              It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

              If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward contract prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward contract prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

              The Fund's dealing in forward contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities. It also should be realized that this method of protecting the value of the portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities that are unrelated to exchange rates. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

              Although the Fund values its assets daily in terms of U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will do so from time to time, incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     SPECIAL RISKS OF BELOW INVESTMENT GRADE BONDS

     Below investment grade bonds (commonly referred to as "high-yield" or "junk" bonds) have certain additional risks associated with them. Yields on below investment grade bonds will fluctuate over time. These bonds tend to reflect short-term economic and corporate developments to a greater extent than higher quality bonds that primarily react to fluctuations in interest rates. During an economic downturn or period of rising interest rates, issuers of below investment grade bonds may experience financial difficulties that adversely affect their ability to make principal and interest payments, meet projected business goals and obtain additional financing. In addition, issuers often rely on cash flow to service debt. Failure to realize projected cash flows may seriously impair the issuer's ability to service its debt load that in turn might cause a Fund to lose all or part of its investment in that security. SAM will seek to minimize these additional risks through diversification, careful assessment of the issuer's financial structure, business plan and management team and monitoring of the issuer's progress toward its financial goals.

     The liquidity and price of below investment grade bonds can be affected by a number of factors, including investor perceptions and adverse publicity regarding major issues, underwriters or dealers of lower-quality corporate obligations. These effects can be particularly pronounced in a thinly-traded market with few participants and may adversely impact the Fund's ability to dispose of the bonds as well as make valuation of the bonds more difficult. Because there tend to be fewer investors in below investment grade bonds, it may be difficult for the Fund to sell these securities at an optimum time. Consequently, these bonds may be subject to more price changes, fluctuations in yield and risk to principal and income than higher-rated bonds of the same maturity.

     Credit ratings evaluate the likelihood that an issuer will make principal and interest payments, but may not reflect market value risks associated with lower-rated bonds. Credit rating agencies may not timely revise ratings to reflect subsequent events affecting an issuer's ability to pay principal and interest.

     SPECIAL RISKS OF FOREIGN INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

     Foreign Securities

     Investing in foreign companies and markets involves certain considerations, including those set forth below, that are not typically associated with investing in U.S. securities denominated in U.S. dollars and traded in U.S. markets. Many of the securities held by a Fund will not be registered under, nor will the issuers thereof be subject to the reporting requirements of, U.S. securities laws. Accordingly, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.

     It is contemplated that most foreign securities will be purchased in over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. There is generally less governmental supervision and regulation of foreign stock exchanges, broker-dealers and issuers than in the United States.

     In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments that could affect U.S. investments in those countries. Moreover, individual foreign economics may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.


     Currency Exchange Rates

     The value of the assets of a Fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations (including, but not limited to, actions by a foreign government to devalue its currency, thereby effecting a possibly substantial reduction in the U.S. dollar value of a Fund's investments in that country). The International Fund is authorized to employ certain hedging techniques to minimize this risk. However, to the extent such transactions do not fully protect the International Fund against adverse changes in exchange rates, decreases in the value of the currencies of the countries in which the Fund will invest will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies. Further, the International Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers (including banks) realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer or bank normally will offer to sell a foreign currency to the International Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Moreover, fluctuations in exchange rates may decrease or eliminate income available for distribution. For example, if certain foreign currency losses exceed other investment company taxable income (as defined below under "Additional Tax Information") during a taxable year, the Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders for federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his International Fund shares.

     Hedging Transactions (International Fund only)

     Hedging transactions cannot eliminate all risks of loss to the International Fund and may prevent the Fund from realizing some potential gains. The projection of short-term foreign currency and market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Among the risks of hedging transactions are: incorrect prediction of the movement of currency exchange rates and market movements; imperfect correlation of currency movements in cross-hedges and indirect hedges; imperfect correlation in the price movements of options, futures contracts and options on future contracts with the assets on which they are based; lack of liquid secondary markets and inability to effect closing transactions; costs associated with effecting such transactions; inadequate disclosure and/or regulatory controls in certain markets; counterparty default with respect to transactions not executed on an exchange; trading restrictions imposed by governments, or securities and commodities exchanges; and governmental actions affecting the value or liquidity of currencies. Hedging transactions may be effected in foreign markets or on foreign exchanges and are subject to the same types of risks that affect foreign securities. See "Special Risks of Foreign Investments and Foreign Currency Transactions."

     Indirect hedges and cross-hedges are more speculative than other hedges because they are not directly related to the position or transaction being hedged. With respect to indirect hedges, movements in the proxy currency may not precisely mirror movements in the currency in which portfolio securities are denominated. Accordingly, the potential gain or loss on an indirect hedge may be more or less than if the Fund had directly hedged a currency risk. Similar risks are associated with cross-hedge transactions. In a cross-hedge, the foreign currency in which a portfolio security is denominated is hedged against another foreign currency, rather than the U.S. dollar. Cross-hedges may also create a greater risk of loss than other hedging transactions because they may involve hedging a currency risk through the U.S. dollar rather than directly to the U.S. dollar or another currency.

     To help reduce certain risks associated with hedging transactions, the Board of Trustees has adopted the requirement that forward contracts, options, futures contracts and options on futures contracts be used on the behalf of the Fund as a hedge and not for speculation. In addition to this requirement, the Board of Trustees has adopted the following percentage restrictions on the use of options, futures contracts and options on futures contracts:

              (i) The Fund will not write a put or call option if, as a result thereof, the aggregate value of the assets underlying all such options (determined as of the date such options are written) would exceed 25% of the Fund's net assets.

              (ii) The Fund will not purchase a put or call option or option on a futures contract if, as a result thereof, the aggregate premiums paid on all options or options on futures contracts held by the Fund would exceed 20% of the Fund's net assets.

              (iii) The Fund will not enter into any futures contract or option on a futures contract if, as a result thereof, the aggregate margin deposits and premiums required on all such instruments would exceed 5% of the Fund's net assets.

     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

     At June 30, 1996, SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Northwest Fund which represented 17.98% of the Fund's outstanding shares. At June 30, 1996, SAM owned 500,000 shares of each of the Balanced Fund and International Stock Fund, which represented 70.78% of each Fund's outstanding shares. At June 30, 1996, SAFECO Corporation owned 500,000 shares of the Small Company Stock Fund which represented 53.76% of the Fund's outstanding shares. SAFECO Insurance and SAM are Washington corporations and wholly owned subsidiaries of SAFECO Corporation, which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185. Principal shareholders of a Fund may control the outcome of a shareholder vote.

     ADDITIONAL TAX INFORMATION

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

     Each Fund is treated as a separate corporation for federal income tax purposes.

     The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund. Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

     If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

     The International Fund, may invest in the stock of PFICs. A PFIC is a foreign corporation that, in general, meets either of the following tests:
     (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the
     Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

     If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) even if those earnings and gain were not received by the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

     Pursuant to proposed regulations, open-end RICs, such as the Funds, would be entitled to elect to "mark-to-market" their stock in certain PFIC's. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of any such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).

     The International Fund and any other Fund that invests in foreign securities may be required to pay withholding or other taxes to a foreign government. If so, the taxes will reduce the Fund's distributions. Foreign tax withholding from dividends and interest (if any) is typically set at a rate between 10% and 15% if there is a treaty with the foreign government that addresses this issue. If no such treaty exists, the foreign tax withholding would generally be 30%. Amounts withheld for foreign taxes will reduce the amount of dividend distributions to shareholders, but will be included in shareholders taxable income. However, the Fund intends to make an election which will allow shareholders to claim an offsetting credit or deduction on their tax return for their share of foreign taxes paid by the Fund.

     Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

     If the International Fund's dividends exceed its taxable income in any year because of currency-related losses or otherwise, all or a portion of the Fund's dividends may be treated as a return of capital to shareholders for tax purposes. To minimize the risk of a return of capital, the Fund may adjust its dividends to take currency fluctuations into account, causing the dividends to vary. Any return of capital will reduce the cost basis of your shares resulting in a higher reported capital gains or a lower reported capital loss when you sell your shares.

     These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.


     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

     Each Fund determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of No-Load class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange"), normally 1:00 p.m. PacificTime every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

     Short-term debt securities held by each Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts, or under such other methods as the Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolios will be appraised in accordance with those procedures established by the Board of Trustees in good faith in computing the fair market value of those assets.

     Trading in foreign securities will generally be substantially completed each day at various times prior to the close of the Exchange. The value of any such securities are determined as of such times for purposes of computing the International Fund's NAV. Foreign currency exchange rates are also generally determined prior to the close of the Exchange. If an extraordinary event occurs after the close of an exchange on which that security is traded, the security will be valued at fair value as determined in good faith by the Sub-Adviser under procedures established by and under general supervision of the Fund's Board of Trustees.

     Options the International Fund may purchase that are traded on national securities exchanges are valued at their last sale price as of the close of option trading on such exchange. Futures contracts the International Fund will enter into will be marked to market daily, and options thereon are valued at their last sale price, as of the close of the applicable commodities exchange. Quotations of foreign securities in a foreign currency are converted into U.S. dollar equivalents at the current rate obtained by a recognized bank or dealer. Forward contracts are valued at the current cost of covering or offsetting such contracts.


     ADDITIONAL PERFORMANCE INFORMATION

     Effective September 30, 1996, all of the then-existing shares of each Fund were redesignated No-Load Class shares, and each Fund commenced offering Advisor Class A and Advisor Class B shares.

     The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:

                               1 Year           5 Years          10 Years
                               ------           -------          --------

     Growth Fund               23.93%           149.27%          252.91%

     Equity Fund               21.59%           162.94%          377.00%

     Income Fund               21.04%           101.38%          212.11%

     The total returns, expressed as a percentage, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:

                                                Since Initial Effective Date
                               1 Year                   (55 Months)
                               ------           ----------------------------

     Northwest Fund            19.01%                      61.08%

     The total returns, expressed as a percentage, for the one-, five- and ten-year periods ended March 31, 1996, for the Growth, Equity and Income Funds were as follows:

                               1 Year           5 Years          10 Years
                               ------           -------          --------

     Growth Fund               29.12%           92.89%           210.72%

     Equity Fund               25.80%           130.23%          286.61%

     Income Fund               25.49%           87.11%           162.92%

     The total returns, expressed as a percentage, for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund were as follows:

                                       Since Initial Effective Date
                               1 Year           5 Year             (61 Months)
                               ------           ------           ---------------

     Northwest Fund            23.60%           69.10%               72.89%

     The total returns, expressed as a percentage, for the two month period from inception to March 31, 1996, for the Balanced, International, and Small Company Funds were as follows:

                                           2 Month Period from
                                       Inception to March 31, 1996
                                       ---------------------------

     Balanced Fund                              0.17%

     International Fund                         0.40%

     Small Company Fund                         4.90%

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:

                                  1 Year      5 Years      10 Years
                                  ------      -------      --------

     Growth Fund                  $12,393     $24,927      $35,291

     Equity Fund                  $12,159     $26,294      $47,700

     Income Fund                  $12,104     $20,138      $31,211

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:


                                       Since Initial Effective Date
                               1 Year           (55 Months)
                               ------  ----------------------------

     Northwest Fund            $11,901          $16,108

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-five- and ten-year periods ended March 31, 1996, for the Growth,, Equity and Income Funds were as follows:


                               1 Year       5 Years     10 Years
                               ------       -------     --------

     Growth Fund               $12,912      $19,299     $31,072

     Equity Fund               $12,580      $23,023     $38,661

     Income Fund               $12,549      $18,711     $26,292

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund were as follows:

                                                Since Initial Effective Date
                          1 Year    5 Year               (61 Months)
                          ------    ------      ----------------------------

     Northwest Fund       $12,360   $16,910                $17,289

     The total returns, expressed in dollars and assuming a $10,000 initial investment, for the two month period from inception to March 31, 1996, for the Balanced, International and Small Company Funds were as follows:

                                        2 Month Period from
                                    Inception to March 31, 1996
                                    ---------------------------

     Balanced Fund                           $10,017

     International Fund                      $10,040

     Small Company Fund                      $10,490

     The average annual total returns for the one-, five- and ten-year periods ended September 30, 1995, for the Growth, Equity and Income Funds were as follows:

                               1 Year     5 Years       10 Years
                               ------     -------       --------

     Growth Fund               23.93%     20.04%        13.44%

     Equity Fund               21.59%     21.33%        16.91%

     Income Fund               21.04%     15.03%        12.05%

     The average annual total returns for the one-year and since-inception (55 months) periods ended September 30, 1995, for the Northwest Fund were as follows:

                                          Since Initial Effective Date
                               1 Year              (55 Months)
                               ------     ----------------------------

     Northwest Fund            19.01%            10.96%

     The average annual total returns for the one-, five- and ten-year periods ended March 31, 1996, for the Growth, Equity and Income Funds were as follows:

                               1 Year      5 Years      10 Years
                               ------      -------      --------

     Growth Fund               29.12%      14.04%       12.01%

     Equity Fund               25.80%      18.15%       14.48%

     Income Fund               25.49%      13.35%       10.15%


     The average annual total returns for the one-year, five-year and since-inception (61 months) periods ended March 31, 1996, for the Northwest Fund were as follows:

                                                   Since Initial Effective Date
                               1 Year    5 Year              (61 Months)
                               ------    ------    ----------------------------

     Northwest Fund            23.60%    11.08%               10.96%

     Calculations
     ------------

     The total return, expressed as a percentage, is computed using the following formula:

                                          ERV-P
                                 T =     -----  x 100
                                           P


     The total return, expressed in dollars, is computed using the following formula:
                                               n
                                     T = P(1+A)

     The average annual total return is computed using the following formula:
                           n
                      A = ( (SQUARE ROOT)   ERV/P - 1) x 100

     Where:   T =     total return

              A =     average annual total return

              n =     number of years

              ERV = ending redeemable value of a hypothetical investment of $1,000 at the end of a specified period of time

              P = a hypothetical initial investment of $1,000 or $10,000 (when total return is expressed in dollars)

     In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the respective Fund's NAV on the reinvestment date, and the maximum sales charge for each Class is applied.

     In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services that monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc., Morningstar, Inc., and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services, including but not limited to: a Fund's beta, standard deviation, and price earnings ratio.

     The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NEWSWEEK, NO-LOAD FUND INVESTOR, NO-LOAD FUND X, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

     Each  Fund may  compare  its performance  against  the following  unmanaged
     indices  that  (unless   otherwise  noted  in  the   advertisement)  assume
     reinvestment of dividends:

              AMEX  (American  Stock  Exchange)   Major  Market  Index  -  Price
              weighted (high priced issues have more influence than low-priced issues) average of 20 Blue Chip stocks.

              Dow Jones Industrial Average - Price weighted average of 30 actively-traded Blue Chip stocks.

              Nasdaq Price Index - Market value weighted (impact of a component's price change is proportionate to the overall market value of the issue) index of approximately 3500 over-the-counter stocks.

              S & P's Composite Index of 500 Stocks - Market value weighted index of 500 stocks most of which are listed on the New York Stock Exchange with some listed on the American Stock Exchange and Nasdaq.

              Wilshire 5000 Equity Index - Market value weighted index of approximately 5000 stocks including all stocks on the New York and American Exchanges.

              Morgan Stanley Capital International EAFE Index - Market value weighted index of approximately 1200 companies located throughout the world.

              Russell 2000 Index - The 2000 smallest firms in the Russell 3000 Index which is composed of the 3000 largest companies in the United States as measured by capitalization.

     Each Fund may present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub-investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub-investment adviser, or the SAFECO Family of Funds, (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective and (iv) information about particular securities held in a Fund's portfolio.

     From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

     In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

     Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.



     TRUSTEES AND OFFICERS
                                              Position Held with              Principal Occupation
       Name and Address                       the Trust                       During Past 5 Years
       ----------------                       -------------------             --------------------

       Boh A. Dickey*                         Chairman and                    President, Chief Operating Officer and
       SAFECO Plaza                           Trustee                         Director of SAFECO Corporation.
       Seattle, WA  98185                                                     Previously, Executive Vice President and
       (51)                                                                   Chief Financial Officer.  Executive
                                                                              officer of SAFECO Corporation and its
                                                                              subsidiaries since 1982.  See table under
                                                                              "Investment Advisory and Other Services."

       Barbara J. Dingfield                   Trustee                         Manager, Corporate Contributions and
       Microsoft Corporation                                                  Community Programs for Microsoft
       One Microsoft Way                                                      Corporation, Redmond, Washington, a
       Redmond, WA  98052                                                     computer software company;  Director and
       (50)                                                                   former Executive Vice President of Wright
                                                                              Runstad & Co., Seattle, Washington, a real
                                                                              estate development company;   Director of
                                                                              First SAFECO National Life Insurance
                                                                              Company of New York.





                                        - 58 -






                                              Position Held with              Principal Occupation
       Name and Address                       the Trust                       During Past 5 Years
       ----------------                       -------------------             --------------------

       Richard W. Hubbard*                    Trustee                         Retired Vice President and Treasurer of
       1270 NW Blakely Ct.                                                    the Trust and other SAFECO Trusts; retired
       Seattle, WA  98177                                                     Senior Vice President and Treasurer of
       (67)                                                                   SAFECO Corporation; former President of
                                                                              SAFECO Asset Management Company; Director
                                                                              of First SAFECO National Life Insurance
                                                                              Company of New York.

       Richard E. Lundgren                    Trustee                         Director of Marketing and Customer
       764 S. 293rd Street                                                    Relations, Building Materials
       Federal Way, WA  98032                                                 Distribution, Weyerhaeuser Company,
       (58)                                                                   Tacoma, Washington; Director of First
                                                                              SAFECO National Life Insurance Company of
                                                                              New York.

       Larry L. Pinnt                         Trustee                         Retired Vice President and Chief Financial
       1600 Bell Plaza                                                        Officer of US WEST Communications,
       Room 1802                                                              Seattle, Washington; Director of Key Bank
       Seattle, WA  98191                                                     of Washington, Seattle, Washington;
       (61)                                                                   Director of University of Washington
                                                                              Medical Center, Seattle, Washington;
                                                                              Director of First SAFECO National Life
                                                                              Insurance Company of New York; Director of
                                                                              Cascade Natural Gas Corporation, Seattle,
                                                                              Washington.

       John W. Schneider                      Trustee                         President of Wallingford Group, Inc.,
       1808 N 41st St.                                                        Seattle, Washington;  former President of
       Seattle, WA  98103                                                     Coast Hotels, Inc., Seattle, Washington;
       (54)                                                                   Director of First SAFECO National Life
                                                                              Insurance Company of New York.

       David F. Hill*                         President                       President of SAFECO Securities Inc. and
       SAFECO Plaza                           Trustee                         SAFECO Services Corporation; Senior Vice
       Seattle, WA  98185                                                     President of SAFECO Asset Management
       (47)                                                                   Company.  See table under "Investment
                                                                              Advisory and Other Services."

       Neal A. Fuller                         Vice President                  Vice President, Controller, Assistant
       SAFECO Plaza                           Controller                      Secretary and Treasurer of SAFECO
       Seattle, WA  98185                     Assistant Secretary             Securities, Inc. and SAFECO Services
       (34)                                                                   Corporation;  Vice President, Controller,
                                                                              Secretary and Treasurer of SAFECO Asset
                                                                              Management Company.  See table under
                                                                              "Investment Advisory and Other Services."




                                        - 59 -






                                              Position Held with              Principal Occupation
       Name and Address                       the Trust                       During Past 5 Years
       ----------------                       -------------------             --------------------

       Ronald L. Spaulding                    Vice President                  Vice Chairman of SAFECO Asset Management
       SAFECO Plaza                           Treasurer                       Company; Vice President and Treasurer of
       Seattle, WA  98185                                                     SAFECO Corporation; Director and Vice
       (52)                                                                   President of SAFECO Life Insurance
                                                                              Company; former senior Portfolio Manager
                                                                              of SAFECO insurance companies' taxable
                                                                              bond portfolios; former Portfolio Manager
                                                                              for several SAFECO mutual funds.  See
                                                                              Table under "Investment Advisory and Other
                                                                              Services."


     * Trustees who are interested persons as defined by the 1940 Act.


                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                          FOR THE FISCAL YEAR ENDED
                                                              SEPTEMBER 30, 1995


                                                         Pension or                                 Total Compensation
                                                         Retirement                                 From Registrant
                                   Aggregate             Benefits Accrued      Estimated            and Fund
                                   Compensation          As Part of Fund       Annual Benefits      Complex Paid
       Trustee                     from Registrant       Expenses              Upon Retirement      to Trustees
       -------                     ---------------       --------              ---------------      -----------

       Boh A. Dickey               $0                    N/A                   N/A                  $0

       Barbara J. Dingfield        $3,708                N/A                   N/A                  $22,737

       Richard E. Lundgren         $3,708                N/A                   N/A                  $22,737

       Larry L. Pinnt              $3,708                N/A                   N/A                  $22,737

       John W. Schneider           $3,708                N/A                   N/A                  $22,737

       Richard W. Hubbard          $3,875                N/A                   N/A                  $24,150

       David F. Hill*              $0                    N/A                   N/A                  $0


     * First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management investment companies that have, in the aggregate, twenty-four series companies managed by SAM.

     The officers of the Trust receive no compensation for their service as officers or, if applicable, as Trustees.

     At June 30, 1996, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


     INVESTMENT ADVISORY AND OTHER SERVICES

     SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

     SAM has a sub-advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited. The Sub-Adviser has its headquarters at 26 Fitzwilliam Place, Dublin Ireland and its U.S. office at 2 Greenwich Plaza, Greenwich, Connecticut. The Sub-Adviser is a direct, wholly owned subsidiary of Bank of Ireland Asset Management Limited (an investment advisory firm) that is located at 26 Fitzwilliam Place, Dublin, Ireland. The Sub-Adviser is an indirect, wholly owned subsidiary of Bank of Ireland (a holding company whose primary subsidiaries are engaged in banking, insurance, securities and related financial services), which is located at Lower Baggot Street, Dublin, Ireland.

     The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

                                                                            SAFECO                 SAFECO
               Name             Trust                    SAM                Securities             Services
               ----             -----                    ---                ----------             --------

       B. A. Dickey           Chairman                Director                                     Director
                              Trustee                 Chairman
       D. F. Hill             President               Senior Vice           President              President
                              Trustee                 President             Director               Director
                                                      Director              Secretary              Secretary

       N. A. Fuller           Vice President          Vice President        Vice                   Vice
                              Controller              Controller            President Controller   President Controller
                              Assistant Secretary     Secretary             Assistant Secretary    Assistant Secretary
                                                      Treasurer             Treasurer              Treasurer

                                                                            Director               Director

       R.L. Spaulding         Vice President          Vice
                              Treasurer               Chairman
                                                      Director

       S.C. Bauer                                     President
                                                      Director

     Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is a Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

     In connection with its investment advisory contract with the Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of the Trust and each Fund that includes furnishing office facilities, books, records and personnel to manage the Trust's and each Fund's affairs and paying certain expenses.

     The Trust Instrument of the Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund.

     For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:



                           Growth, Equity and Income Funds

              Net Assets                                Annual Fee

     $0 - $100,000,000                                  .75 of 1%
     $100,000,001 - $250,000,000                        .65 of 1%
     $250,000,001 - $500,000,000                        .55 of 1%
     Over $500,000,000                                  .45 of 1%


                                   Northwest Fund

              Net Assets                                Annual Fee

     $0 - $250,000,000                                  .75 of 1%
     $250,000,001 - $500,000,000                        .65 of 1%
     $500,000,001 - $750,000,000                        .55 of 1%
     Over $750,000,000                                  .45 of 1%

                                    Balanced Fund

              Net Assets                                Annual Fee

     $0 - $250,000,000                                  .75 of 1%
     $250,000,001 - $500,000,000                        .65 of 1%
     Over $500,000,000                                  .55 of 1%

                                  International Fund

              Net Assets                                Annual Fee

     $0 - $250,000,000                                  1.10 of 1%
     $250,000,001 - $500,000,000                        1.00 of 1%
     Over $500,000,000                                  .90 of 1%


                                  Small Company Fund

              Net Assets                                Annual Fee

     $0 - $250,000,000                                  .85 of 1%
     $250,000,001 - $500,000,000                        .75 of 1%
     Over $500,000,000                                  .65 of 1%

     Under the sub-advisory Agreement between SAM and the Sub-Adviser, the Sub-Adviser is responsible for providing investment research and advice used to manage the investment portfolio of the International Fund. In return, SAM (and not the International Fund) pays the Sub-Adviser a fee in accordance with the schedule below:

              Net Assets                                Annual Fee

     $0 - $50,000,000                                   .60 of 1%
     $50,000,001 - $100,000,000                         .50 of 1%
     Over $100,000,000                                  .40 of 1%

     Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM has agreed to reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expense and extraordinary expenses) exceed the limits prescribed by any state in which a Fund's shares are qualified for sale.

     The following table states the total amounts of compensation paid to SAM for the past three fiscal years for the Growth, Equity and Income Funds and the three fiscal periods for the Northwest Fund:

                             Fiscal Year or Period Ended

                          September 30,    September 30,      September 30,
                              1995            1994               1993

     Growth Fund          $1,107,000        $1,096,000        $1,068,000
     Equity Fund          $3,151,000        $1,676,000        $  749,000
     Income Fund          $1,348,000        $1,363,000        $1,353,000

                                                                9 Month
                                                              Period Ended
                   September 30, 1995  September 30, 1994   September 30, 1993
                   ------------------  ------------------   ------------------

     Northwest Fund    $269,000             $287,000             $228,000


     Custodian. U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98111, is the custodian of the securities, cash and other assets of each Fund (except the International Fund) under an agreement with the Trust. Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York is the custodian of the securities, cash and other assets of the International Fund. Chase Manhattan Bank, N.A. has entered into sub-custodian agreements with several foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

     Auditor.   Ernst  &  Young  LLP, 999  Third  Avenue, Suite  3500,  Seattle,
     Washington 98104, is the independent auditor of each Fund's financial statements.

     SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for No-Load Class of each Fund under an Agreement with the Trust. SAFECO Services provides, or through subcontracts makes provision for, all required transfer agent activity, including maintenance of records of each Fund's No-Load Class shareholders, records of transactions involving each Fund's No-Load Class shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions. SAFECO Services is paid a fee for these services equal to $28.00 per shareholder account, but not to exceed .30% of each Fund's average net assets. The following table shows the fees paid by the Growth, Equity, Income and Northwest Funds to SAFECO Services during the past three fiscal years or periods:

                             Fiscal Year or Period Ended*


                   September 30        September 30         September 30
                      1995                 1994                 1993
                   --------------      -------------        -------------

     Growth Fund   $  305,000          $ 210,000            $ 169,000
     Equity Fund   $1,018,000          $ 370,000            $ 143,000
     Income Fund   $  298,000          $ 264,000            $ 259,000

                                                                9 Month
                                                              Period Ended
                   September 30, 1995  September 30, 1994   September 30, 1993
                   ------------------  ------------------   ------------------

     Northwest Fund     $97,000             $85,000              $56,000


     * Table reflects fees of $3.10 per shareholder transaction payable pursuant to the prior fee schedule.

     SAFECO Securities is the principal underwriter for No-Load Class of each Fund and distributes each Fund's No-Load Class shares on a continuous best efforts basis under an Agreement with the Trust. SAFECO Securities is not compensated by the Trust or the Funds for underwriting, distribution or other activities in connection with No-Load Class shares.


     BROKERAGE PRACTICES

     SAM and the Sub-Adviser place orders for the purchase or sale of Fund portfolio securities based on various factors, including:

     (1) Which broker gives the best execution, (i.e., which broker is able to trade the securities in the size and at the price desired and on a timely basis);

     (2)  Whether the broker is known as being reputable; and

     (3) All other things being equal, which broker has provided useful research services.

     Such research services as are furnished during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's and the Sub-Adviser's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office) are used to advise all clients including the Funds, but not all such research services furnished to SAM are used by it to advise the Funds. SAM does not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. During the fiscal year ended September 30, 1995, for the Growth, Income, Equity and Northwest Funds, 100% of each Fund's total brokerage expenses were commissions paid to brokers providing research services. The following table states the total amount of brokerage expense for each Fund for the past three fiscal years for the Growth, Equity and Income Funds and for the three fiscal periods for the Northwest Fund:

                                     Fiscal Year Ended

                         September 30        September 30        September 30
                             1995                1994                1993
                         ------------        ------------        ------------

     Growth Fund         $  489,983          $220,350            $197,179
     Equity Fund         $1,082,137          $731,184            $223,474
     Income Fund         $  159,717          $111,612            $106,893



                                    Year Ended                 Year Ended                Period Ended
                                September 30, 1995         September 30, 1994         September 30, 1993
                                 ------------------        ------------------         ------------------
        Northwest Fund                $6,536                     $11,409                   $10,390




     REDEMPTION IN KIND

     If the Trust concludes that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which each Fund must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

     FINANCIAL STATEMENTS

     The following financial statements for the Growth, Equity, Income and Northwest Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Trust's Annual Report for the year ended September 30, 1995.

               Portfolio of Investments as of September 30, 1995
               Statement of Assets and Liabilities as of September 30, 1995 Statement of Operations for the Year Ended September 30, 1995

               Statement of Changes in Net Assets for the Years Ended September 30, 1995 and September 30, 1994
               Notes to Financial Statements

     The   following  unaudited   financial  statements   for   each  Fund   are
     incorporated herein by reference to the Trust's Semi-Annual Report for the period ended March 31, 1996.

               Portfolio of Investments as of March 31, 1996 (unaudited) Statement of Assets and Liabilities as of March 31, 1996 (unaudited)
               Statement of Operation for the Period Ended March 31, 1996 (unaudited)
               Statement of Changes in Net Assets for the Period Ended March 31, 1996 (unaudited)
               March 31, 1996 Notes to Financial Statements (unaudited)

     A copy of the Trust's Annual and Semi-Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or 206-545-5530 in Seattle or by writing to the address on the first page of this Statement of Additional Information.


     DESCRIPTION OF COMMERCIAL PAPER AND PREFERRED STOCK RATINGS

     Commercial Paper Ratings

                                       Moody's

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

     Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

          .    Leading market positions in well-established industries.
          .    High rates of return on funds employed.
          .    Conservative capitalization  structure with  moderate reliance on debt and ample asset protection.
          .    Broad margins  in earnings  coverage of  fixed financial  charges and high internal cash generation.
          .    Well-established  access to  a  range  of financial  markets  and assured sources of alternate liquidity.

     Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                         S&P

     A S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely
     strong   safety  characteristics   are  denoted   with  a   plus  sign  (+)
     designation.

     A-2:   Capacity  for timely  payment on  issues  with this  designation  is
     satisfactory.   However, the relative  degree of safety  is not as high  as for issues designated A-1.


     Preferred Stock Ratings

     Excerpts from Moody's description of its preferred stock ratings:

     aaa --   An issue which  is rated "aaa" is  considered to be a  top-quality
     preferred  stock.   This  rating indicates  good  asset protection  and the
     least risk of dividend impairment within the universe of preferred stocks.

     aa -- An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     a -- An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa -- An issue which is rated "baa" is considered to be an upper-medium grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba -- An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b -- An issue which is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa  -- An  issue  which is  rated  "caa" is  likely  to be  in arrears  on
     dividend payments.   This rating  designation does not  purport to indicate
     the future status of payments.

     ca -- An issue which is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c -- This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Excerpts from S&P's description of its preferred stock ratings:

     AAA -- This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     AA -- A preferred stock issue rated "AA"  also qualifies as a high-quality,
     fixed-income security.   The capacity to pay preferred stock obligations is
     very strong, although not as overwhelming as for issues rated "AAA."

     A -- An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- an issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.

     BB, B, CCC -- Preferred stock rated "BB," and "CCC" -- are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CC -- The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     C -- A preferred stock rated "C" is a nonpaying issue.

     D -- A preferred stock rated "D" is a nonpaying issue with the issuer in default on debt instruments.

     N.R. -- This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard &

     Poor's does not rate a particular type of obligation as a matter of policy.

     Plus (+) or minus (-) To provide more detailed indications of preferred stock quality, ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                             SAFECO TAXABLE BOND TRUST:
                     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND

                             SAFECO MANAGED BOND TRUST:
                               SAFECO MANAGED BOND FUND

                            SAFECO TAX-EXEMPT BOND TRUST:
                             SAFECO MUNICIPAL BOND FUND
                        SAFECO CALIFORNIA TAX-FREE INCOME FUND
                     SAFECO WASHINGTON STATE MUNICIPAL BOND FUND

                             SAFECO MONEY MARKET TRUST:
                               SAFECO MONEY MARKET FUND

                                   Advisor Class A
                                   Advisor Class B

                         Statement of Additional Information



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the funds listed above (each a "Fund"). A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, Advisor Class Shares, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE: 1-800-463-8791

     The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is September 30, 1996.

     The date of this Statement of Additional Information is September 30,
     1996.

     __________________________________________________________________________
     _

                                  TABLE OF CONTENTS

     INVESTMENT POLICIES . . . . . . . . . . . . . . . . . . . . . . . . .     2
     INVESTMENT POLICIES OF THE INTERMEDIATE TREASURY FUND . . . . . . . .     3
     INVESTMENT POLICIES OF THE MANAGED BOND FUND  . . . . . . . . . . . . .   7
     INVESTMENT POLICIES OF THE TAX-EXEMPT FIXED INCOME FUNDS  . . . . . .    11
     INVESTMENT POLICIES OF THE MONEY MARKET FUND  . . . . . . . . . . . .    17
     ADDITIONAL INVESTMENT INFORMATION . . . . . . . . . . . . . . . . . .    19
     INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND WASHINGTON ISSUERS   26
     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS . . . . . . . . . . . . . . .    39
     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    40
     CONVERSION OF ADVISOR CLASS B SHARES  . . . . . . . . . . . . . . . .    42
     ADDITIONAL INFORMATION ON CALCULATION OF
     NET ASSET VALUE PER SHARE . . . . . . . . . . . . . . . . . . . . . .    43
     ADDITIONAL PERFORMANCE INFORMATION  . . . . . . . . . . . . . . . . .    44
     ADDITIONAL INFORMATION ON DIVIDENDS . . . . . . . . . . . . . . . . .    52
     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    52
     INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . . . . . . . . .    58
     BROKERAGE PRACTICES . . . . . . . . . . . . . . . . . . . . . . . . .    64
     REDEMPTION IN KIND  . . . . . . . . . . . . . . . . . . . . . . . . .    65
     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    65
     DESCRIPTION OF RATINGS  . . . . . . . . . . . . . . . . . . . . . . .    67

     INVESTMENT POLICIES

     SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund") and SAFECO Managed Bond Fund ("Managed Bond Fund") (collectively the "Taxable Fixed Income Funds") are series of SAFECO Taxable Bond Trust ("Taxable Bond Trust") and SAFECO Managed Bond Trust ("Managed Bond Trust"), respectively.

     SAFECO Municipal Bond Fund ("Municipal Bond Fund"), SAFECO California Tax-Free Income Fund ("California Fund") and SAFECO Washington State Municipal Bond Fund ("Washington Fund") (collectively, the "Tax-Exempt Fixed Income Funds") are series of SAFECO Tax-Exempt Bond Trust ("Tax-Exempt Bond Trust").

     SAFECO Money Market Fund ("Money Market Fund") is a series of SAFECO Money Market Trust ("Money Market Trust").

     The investment policies of each Fund are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities that a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but that is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

     Generally, the entity that has the ultimate responsibility for the payment of interest and principal on a particular security is deemed to be its issuer for purposes of the Tax-Exempt Fixed Income Funds' investment policies. The identification of the issuer of a tax-exempt security for purposes of diversification depends on the terms and conditions of the security. For example, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer for diversification purposes. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer for purposes of diversification. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security which must be valued and included in each Tax-Exempt Fixed Income Fund's five percent (5%) limitation on investments in one issuer.

     Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined in the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

     Non-fundamental policies may be changed without shareholder approval.


     INVESTMENT POLICIES OF THE INTERMEDIATE TREASURY FUND

     The Intermediate Treasury Fund has adopted the following fundamental investment policies. The Intermediate Treasury Fund will not:

     Fundamental Investment Policies

     1. Purchase the securities of any issuer (except the U.S. Govern-ment, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

     2. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting;

     3. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

     4. Purchase or retain for the Fund's portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

     5. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets at the time of such borrowing;

              The Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding;

     6. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by subparagraph (5) above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Fund's total assets;

     7. Purchase or sell commodities or commodity contracts, other than futures contracts, or invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions;

     8. Make short sales of securities or purchase securities on margin, except for margin deposits in connection with futures contracts and such short-term credits as are necessary for the clearance of transactions;

     9. Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof;

     10. Purchase from or sell portfolio securities to any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof; provided, however, that this prohibition shall not prohibit the Fund from purchasing with the up to $7,000,000 raised through the sale of up to 700,000 shares of common stock to SAFECO Life Insurance Company, portfolio securities from subsidiaries of SAFECO Corporation prior to the effective date of the Fund's initial public offering;

     11. Purchase securities (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), if as a result twenty-five percent (25%) or more of the Fund's total assets would be invested in one industry (governmental issuers of securities are not considered part of any one industry);

     12. Purchase shares of common stock, other than those issued by other regulated investment companies only, when the acquisition of such common stocks, rights or other equity interests is consistent with the Fund's investment objective. Generally, the Fund will only hold such equity securities as a result of purchases or unit offerings of fixed-income securities which include such equity securities or in connection with an actual or proposed conversion or exchange of fixed-income securities;

     13. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds
              (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%). For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act;

     14. Purchase securities of any issuer, if, as a result, more than ten percent (10%) of any class of securities of such issuer would be owned by the Fund;

     15. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities);

     16. Purchase or otherwise acquire securities which are illiquid or subject to legal or contractual restrictions on resale, if as a result more than ten percent (10%) of the Fund's total assets would be invested in such securities; or

     17. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with its investment objective, policies and restrictions, or through investments in qualified repurchase agreements (provided, however, that the Fund shall not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days), or through qualified loan agreements (by making secured loans of its portfolio securities which amount to not more than five percent (5%) of its total assets).

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Intermediate Treasury Fund has adopted the following non-fundamental investment policies which may be changed without shareholder approval:

     1. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers, including their predecessors, which have been in operation for less than three years.

     2.       The Fund will not issue long-term debt securities.

     3. The Fund will not invest in securities with unlimited liability, i.e., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     4. The Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

     5. The Fund may purchase "when-issued" or "delayed-delivery" securities or purchase or sell securities on a "forward commitment" basis.

     6. The Fund will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a United States bank which does not have assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of each investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (b) in the case of a U.S. bank, it is a member of the FDIC and (c) in the case of a foreign bank, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.

     7. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy, and it may dispose of securities whenever its investment adviser deems advisable without regard to the length of time they have been held.

     8. The Fund may invest up to five percent (5%) of its total assets in Yankee Sector debt securities and up to five percent (5%) of its total assets in Eurodollar bonds.

     9. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.

     INVESTMENT POLICIES OF THE MANAGED BOND FUND

     Fundamental Investment Policies

     The Managed Bond Fund has adopted the following fundamental investment policies. The Managed Bond Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

     2. Purchase the securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than ten percent (10%) of any class of securities of such issuer will be held by the Fund;

     3. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities);

     4. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposit or bankers' acceptances issued by domestic banks;

     5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions;

     6. Make short sales of securities (sales of securities not presently owned);

     7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements;

     8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

     9. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting;

     10. Purchase or sell real estate or real estate limited partnerships (unless acquired as a result of the ownership of securities or instruments) but this shall not prevent the Fund from investing in permitted investments secured by real estate or interests therein or in real estate investment trusts;

     11. Purchase or sell commodities, commodity contracts or futures contracts;

     12. Participate on a joint or joint-and-several basis in any trading account in securities, except that the Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates; or

     13. Issue or sell any senior security, except as permitted under the 1940 Act.

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Managed Bond Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1.       The Fund will not issue long-term debt securities.

     2. The Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

     3. The Fund will not invest in oil, gas or other mineral exploration or development programs or leases.

     4. The Fund will not invest in or sell (write) puts, calls, strad-dles, spreads or any combinations thereof.

     5. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers (including predecessor companies of the issuer) having a record of less than three years continuous operation.

     6. The Fund will not invest in securities with unlimited liability, i.e., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     7. The Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than seven (7) days.

     8. The Fund will not purchase the securities of any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company.

     9. The Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

     10. The Fund will invest at least sixty-five percent (65%) of its total assets in fixed income obligations.

     11. The Fund will invest at least fifty percent (50%) of its total assets in obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities.

     12. The Fund may invest up to fifty percent (50%) of its total assets in corporate debt securities or Eurodollar bonds.

     13. The Fund may invest up to ten percent (10%) of its total assets in Yankee Sector debt obligations.

     14. The Fund may purchase securities on a when-issued or delayed-delivery basis or may purchase or sell securities on a forward commitment basis.

     15. The Fund may temporarily invest its cash in high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in subparagraph 8 above), repurchase agreements (subject to the limitations set forth in subparagraph 7 above) or any other short-term instrument the Fund's investment adviser deems appropriate.

     16. The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

     17. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever it deems advisable without regard to the length of time they have been held.

     18. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.

     WHILE THE FUND HAS THE AUTHORITY TO INVEST IN THE FOLLOWING TYPES OF SECURITIES, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR. BEFORE THE FUND PURCHASES ANY OF THESE SECURITIES, THE PROSPECTUS WILL BE AMENDED BY SUPPLEMENT TO DESCRIBE THE SECURITY.

     19. The Fund may invest up to five percent (5%) of its total assets in shares of real estate investment trusts.

     20. The Fund may purchase securities subject to legal or contractual restrictions on resale or illiquid securities, if no more than fifteen percent (15%) of the Fund's total assets would be invested in such securities.

     21. The Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than ten percent (10%) of the total assets of the Fund (taken at market value) to be invested in foreign securities.

     22. The Fund will not buy or sell foreign currency, except as may be necessary to invest the proceeds of the sale of any foreign securities held by the Fund in U.S. dollars.


     INVESTMENT POLICIES OF THE TAX-EXEMPT FIXED INCOME FUNDS

     Fundamental Investment Policies

     The Washington Fund has adopted the following fundamental investment policies. The Washington Fund will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of the Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's total assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

     2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the later disposition thereof may be deemed to be underwriting;

     3. Purchase or sell real estate, unless acquired as a result of the ownership of securities or instruments, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

     4. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

     5. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements;

     6.       Purchase or sell commodities, commodity contracts or futures;

     7. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

     8. Issue or sell any senior security, except as permitted under the 1940 Act;

     9. Permit twenty-five percent (25%) or more of the Fund's total assets to be invested in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects. As a matter of operating policy, similar types of projects may include sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities; or air or water pollution control projects; or

     10. During normal market conditions, invest less than eighty percent (80%) of the Fund's net assets in obligations the interest on which, in the opinion of counsel for the issuer of the obligation, is exempt from federal income tax.

     The Municipal Bond and California Funds have adopted the following fundamental investment policies. The Funds will not:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities), if as a result more than five percent (5%) of the value of a Fund's total assets would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation;

     2. Underwrite any issue of securities, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer in accordance with a Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting;

     3. Purchase or sell real estate or real estate limited partnerships, but this shall not prevent a Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein;

     4. Purchase or retain for a Fund's portfolio the securities of any issuer if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (1/2) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities;

     5. Participate on a joint or a joint-and-several basis in any trading account in securities, except that a Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof;

     6. Purchase from, or sell portfolio securities to, any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof;

     7. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to a Fund from commercial banks, for temporary or emergency purposes and not for investment purposes and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing;

     8. Pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by subparagraph 7 above, a Fund may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of a Fund's total assets;

     9. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with a Fund's investment objective, policies and restrictions and through investments in qualified repurchase agreements (provided, however, that a Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven
              (7) days);

     10. Purchase or sell commodities, commodity contracts or futures or invest in oil, gas or other mineral exploration or development programs or leases;

     11. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

     12. Knowingly purchase or otherwise acquire any securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market;

     13. Purchase securities (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than twenty-five percent (25%) of a Fund's total assets would be invested in one industry (governmental issuers of special or general tax-exempt securities are not considered part of any one industry);

     14. Purchase an industrial development bond, if as a result of such purchase, more than five percent (5%) of a Fund's total assets would be invested in industrial revenue bonds where the payment of principal and interest is the responsibility of a company with less than three years' operating history;

     15. Issue or sell any senior security, except that this restriction shall not be construed to prohibit a Fund from borrowing funds
              (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an "asset coverage" of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such "asset coverage" shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meanings assigned to those terms in
              Section 18 of the 1940 Act);

     16. Permit more than twenty percent (20%) of a Fund's net assets to be invested, during normal market conditions, in securities the interest on which is not, in its investment adviser's opinion, exempt from federal income tax, as long as the Fund has its investment objective to provide as high a level of current interest income exempt from federal income tax as is consistent with the relative stability of capital. As a matter of operating policy, the Funds' investment adviser may base its opinion on the opinion of counsel for the issuer of the security;

     17. Permit twenty-five percent (25%) or more of a Fund's total assets to be invested in municipal obligations and other permitted investments, the interest on which is payable from revenues on similar types of projects such as sports, convention or trade show facilities; airports or mass transportation; sewage or solid waste disposal facilities or air or water pollution control projects;

     18. Municipal Bond Fund Only: Permit twenty-five percent (25%) or more of the Fund's total assets to be invested in securities whose issuers are located in the same state; or

     19. During normal market conditions, invest less than eighty percent (80%) of a Fund's net assets in obligations the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax (and, in the case of the California Fund, also from California state personal income tax).

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Washington, Municipal Bond and California Funds have adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. Each Fund may invest in any of the following types of short-term, tax-exempt obligations: municipal notes of issuers rated, at the time of purchase, within one of the three highest grades assigned by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies ("S&P") or Fitch Investors Services, Inc. ("Fitch"); unrated municipal notes offered by issuers having outstanding municipal bonds rated within one of the three highest grades assigned by Moody's, S&P or Fitch; notes issued by or on behalf of municipal issuers which are guaranteed by the U.S. Government; tax-exempt commercial paper assigned one of the two highest grades by Moody's, S&P or Fitch; certificates of deposit issued by banks with assets of $1,000,000,000 or more and municipal obligations which have a maturity of one year or less from the date of purchase. The Funds do not currently intend to rely on Fitch Ratings.

     2. Each Fund may invest in obligations of the U.S. Government, its agencies or instrumentalities or in qualified repurchase agreements, the net interest on which is taxable.

     3. Each Fund may invest in municipal notes including tax anticipation, revenue anticipation and bond anticipation notes and tax-exempt commercial paper.

     4. Each Fund may invest in repurchase agreements for a period longer than seven days.

     5. Each Fund may permit twenty-five percent (25%) or more of its assets to be invested in industrial development bonds.

     6. Each Fund may purchase or sell securities on a "when-issued" or "delayed-delivery" basis.

     In addition, the Washington Fund has adopted the following non-fundamental policies. The Washington Fund:

     1.       May not make short sales of securities.

     2. May not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of transactions.

     3. May not purchase or sell any put or call options or combinations thereof.

     4. May not purchase any security, if as a result, more than fifteen percent (15%) of its net assets would be invested in illiquid securities.

     5. May not invest in oil, gas or other mineral exploration or development programs or leases.

     6.       May not invest in real estate limited partnerships.

     7. Will not purchase securities if borrowings equal to or greater than five percent (5%) of its total assets are outstanding.

     INVESTMENT POLICIES OF THE MONEY MARKET FUND

     Fundamental Investment Policies

     The Money Market Fund has adopted the following fundamental policies. The Money Market Fund will not:

     1. Purchase securities of any issuer, other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, if, as a result, more than five percent (5%) of the value of the Fund's assets would be invested in securities of such issuer;

     2. Purchase more than ten percent (10%) of any class of securities of any issuer. All issues of debt securities of any issuer are considered as one class;

     3. Concentrate more than twenty-five percent (25%) of the value of its total assets in any one industry including securities issued by foreign banks and foreign branches of U.S. banks; provided, however, that this limitation does not apply to obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or to certificates of deposit or bankers' acceptances issued by domestic banks;

     4. Invest more than five percent (5%) of the Fund's total assets in securities of issuers that with their predecessors have a record of less than three years' continuous operation;

     5. Invest more than five percent (5%) of the Fund's total assets in securities restricted as to disposition under the federal securities laws;

     6. Invest more than ten percent (10%) of the Fund's total assets in time deposits, repurchase agreements maturing in more than seven days and other non-negotiable instruments;

     7. Enter into repurchase agreements if, as a result thereof, more than ten percent (10%) of the Fund's total assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than seven days;

     8. Make loans to others, except through the purchase of publicly distributed debt obligations or repurchase agreements;

     9. Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing. The Fund will not purchase securities if borrowings in excess of five percent (5%) of the Fund's total assets are outstanding;

     10. Make short sales of securities or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, or purchase or sell any put or call options or combinations thereof;

     11. Pledge, mortgage or hypothecate, or in any other manner transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with permissible borrowings mentioned in paragraph 9 above, and then such pledging, mortgaging or hypothecating may not exceed fifteen percent (15%) of the Fund's total assets, taken at cost; provided, however, that as a matter of operating policy the Fund will limit any such pledging, mortgaging or hypothecating to ten percent (10%) of its net assets, taken at market, in order to comply with certain state investment restrictions;

     12. Purchase or retain securities of any issuer if any of the officers or directors of the Fund or its investment adviser owns beneficially more than one-half (1/2) of one percent (1%) of the securities of such issuer and together own more than five percent (5%) of the securities of such issuer;

     13. Invest in commodities or commodity futures contracts or in real estate, although the Fund may invest in securities which are secured by real estate and securities of issuers that invest or deal in real estate;

     14. Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers that invest in or sponsor such programs;

     15.   Purchase securities of other investment companies;

     16. Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities; or

     17. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act, or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent (300%) (for purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act).

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, the Money Market Fund has adopted the following non-fundamental policies which may be changed without shareholder approval:

     1. The Fund will not invest in securities with unlimited liability; e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     2. The Fund will not buy or sell foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

     3. The Fund may invest up to five percent (5%) of its total assets in restricted securities eligible for resale under Rule 144A ("Rule 144A securities") or Section 4(2) of the Securities Act of 1933 ("Section 4(2) securities"), provided that SAFECO Asset Management Company ("SAM"), the Fund's investment adviser, has determined that such securities are liquid under guidelines adopted by the Money Market Trust's Board of Trustees.


     ADDITIONAL INVESTMENT INFORMATION

     Intermediate Treasury Fund

     The Intermediate Treasury Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

     1. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the Securities and Exchange Commission ("SEC") has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers without registration under the 1933 Act. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Taxable Bond Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.

           Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Taxable Bond Trust's Board of Trustees.

     2. Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. The Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

           The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by the Taxable Bond Trust's Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

     3. When-Issued or Delayed-Delivery Securities. Under this procedure, the Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by the Fund prior to the settlement date. The value of securities sold on a when-issued or delayed-delivery basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. The Fund may dispose of its interest in those securities before delivery.

           The Fund will commit to purchase such securities only with the intent of actually acquiring the securities when issued. Assets which are short-term, high-quality obligations will be earmarked in anticipation of making payments for securities purchased on a when-issued basis.

     4. Yankee Debt Securities and Eurodollar Bonds. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to the Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

           SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investment in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible.

           Eurodollar bonds are denominated in U.S. dollars. The Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the U.S. The delivery of Eurodollar bonds to the Fund's custodian in the U.S. may cause slight delays in settlement which are not anticipated to affect the Fund in any material, adverse manner. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds.

     5. Municipal Securities. Municipal securities include obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. Generally, when market interest rates rise, the price of municipal securities will fall, and when market interest rates fall, the price of these securities will rise. There is also a risk that the issuer of a municipal security will fail to make timely payments of principal and interest to the Fund.

     6. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, the Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Taxable Bond Trust's Board of Trustees.

     Managed Bond Fund

     The Managed Bond Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

     1. Repurchase Agreements. See the description of such securities under "Additional Investment Information--Intermediate Treasury Fund" on page 18.

     2. When-Issued or Delayed-Delivery Securities. See the description of such securities under "Additional Investment Information-- Intermediate Treasury Fund" on page 19.

     3. Yankee Debt Securities and Eurodollar Bonds. See the description of such securities under "Additional Investment Information-- Intermediate Treasury Fund" on page 19.

     4. Municipal Securities. See the description of such securities under "Additional Investment Information -- Intermediate Treasury Fund" on page 20.

     5. Asset-backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

           Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

           Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities.
           Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

     6. Zero Coupon Bonds. Zero coupon bonds do not make interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds to not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

           The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.

     Tax-Exempt Fixed Income Funds

     The Tax-Exempt Fixed Income Funds may make the following investments, among others, although they may not buy all of the types of securities that are described.

     1. Repurchase Agreements. See the description of such securities under "Additional Investment Information--Intermediate Treasury Fund" on page 18.

     2. When-Issued or Delayed-Delivery Securities. Under this procedure, the Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days (settlement date) after the date of the commitment. No interest is earned by the Fund prior to the settlement date. The value of securities sold on a when-issued or delayed-delivery basis may fluctuate before the settlement date and the Fund bears the risk of such fluctuation from the date of purchase. The Fund may dispose of its interest in those securities before delivery.

     3. Illiquid Securities. See the description of such securities under "Additional Investment Information--Intermediate Treasury Fund" on page 20.

     Money Market Fund

     The Money Market Fund may make the following investments, among others, although it may not buy all of the types of securities that are described.

     1. Quality and Maturity. Pursuant to procedures adopted by the Money Market Trust's Board of Trustees, the Fund may purchase only high-quality securities that SAM believes present minimal credit risks. To be considered high quality, a security must be rated, or the issuer must have received a rating for a comparable short-term security, in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by SAM.

           High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., A-1 by S&P) and second tier securities are those deemed to be in the second highest rating category (e.g., A-2 by S&P).

           The Fund may not invest more than five percent (5%) of its total assets in second tier securities. In addition, the Fund may not invest more than one percent (1%) of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.

           The Fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the Fund may look to an interest rate reset or demand feature.

           A security is considered to be rated if either the security itself is assigned a rating or the issuer is assigned a rating for comparable short-term debt obligations. Alternatively, a security (whether or not rated) with an unconditional demand feature (as defined in Rule 2a-7 under the 1940 Act) may be considered to be rated if the demand feature or its issuer has been assigned a rating. See "Description of Ratings" on page 63 for further explanation of rating categories.

     2. Restricted Securities and Rule 144A Securities. See the description of such securities under "Additional Investment Information--
     Intermediate Treasury Fund" on page    18.

     3.    Variable and Floating Rate Instruments.   Certain municipal
           obligations may carry variable or floating rates of interest. Variable rate instruments bear interest at rates that are readjusted at periodic intervals so as to cause the instruments' market value to approximate their par value. Floating rate instruments bear interest at rates which vary automatically with changes in specified market rates or indices, such as the bank prime rate. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value.

     4. Term Put Bonds. Term put bonds are variable rate obligations which have a maturity in excess of one year with the option to put back (sell back) the bonds on a specified put date. On the put date, the interest rate of the bond is reset according to current market conditions and accrues at the reset rate until the next put date. The Fund may also hold mandatory put bonds. Mandatory put bonds require the holder to take certain action to retain the bonds. Put bonds are generally credit-enhanced by collateral, guaranteed investment contracts, surety bonds, a letter of credit or insurance which guarantees the payment of principal and interest.

     5. Illiquid Securities. See the description of such securities under "Additional Investment Information--Intermediate Treasury Fund" on page 22.

     6. Foreign Issuers. Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest. Additionally, there may be less public information available about foreign banks and their branches. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.

     7. Securities Issued by Banks and Other Issuers. Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks and foreign branches of foreign banks. The Fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies and mortgage bankers, as well as banks.

           The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.

           Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.

     INVESTMENT RISKS OF CONCENTRATION IN CALIFORNIA AND WASHINGTON ISSUERS

     CALIFORNIA FUND

     The following is a condensed and general description of the judicial, legislative and electoral proceedings affecting the taxing ability and fiscal condition of the State of California and its various political subdivisions which have occurred since June 1978. All of these proceedings affect the continuing ability of California political subdivisions to meet their debt service obligations. Since during normal market conditions the Fund plans to invest at least 80% of its net assets in bonds issued by California and its political subdivisions, the investment risk of such concentration should be carefully considered. The description below summarizes discussions contained in official statements relating to various types of bonds issued by the State of California and its political subdivisions. A more detailed description can be found in such official statements. The California Fund has not independently verified any of the information presented in this section.

     The taxing powers of California public agencies are limited by Article XIII A of the State Constitution, added by an initiative amendment approved by voters on June 6, 1978, and commonly known as Proposition 13.
     Article XIII A limits the maximum ad valorem tax on real property to one percent of "full cash value" which is defined as "the County Assessor's valuation of real property as shown on the fiscal year 1975-76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed two percent per year, or reduction in the consumer price index or comparable local data, or declining property value caused by damage, destruction, or other factors.

     The tax rate limitation referred to above does not apply to ad valorem taxes to pay the interest and redemption charges on any indebtedness approved by the voters before July 1, 1978 or any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Article XIII A also requires a two-thirds vote of the electors prior to the imposition of any special taxes and totally precludes the imposition of any new ad valorem taxes on real property or sales or transaction taxes on the sales
     of real property.   The validity of Article XIII A has been upheld by both
     the California Supreme Court and the United States Supreme Court.

     Legislation adopted in 1979 exempts business inventories from taxation. However, the same legislation provides a formula for reimbursement by California to cities and counties, special districts and school districts for the amount of tax revenues lost by reason of such exemption or adjusted for changes in the population and the cost of living.

     Legislation adopted in 1980 provides for state reimbursements to redevelopment agencies to replace revenues lost due to the exemption of business inventories from taxation. Such legislation provides for restoration of business inventory tax revenues through the annual addition of artificial assessed value, not actually existing in a project area, to the tax rolls of redevelopment projects. These reimbursements are adjusted for changes in the population and the cost of living. All such reimbursements are subject to change or repeal by the Legislature, and they have been changed since 1980. Furthermore, current law generally prohibits the pledging of such reimbursement revenues to secure redevelopment agency bonds.

     Redevelopment agencies in California have no power to levy and collect taxes; hence, any decrease in property taxes or limitations in the amounts by which property taxes may increase adversely affects such agencies, which lack the inherent power to correct for such decreases or limitations.

     State and local government agencies in California and the State itself are subject to annual "appropriation limits" imposed by Article XIII B, an initiative constitutional amendment approved by the voters on November 6, 1979, which prohibits government agencies and the State from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes", which consist of tax revenues, certain State subventions and certain other funds, including proceeds from regulatory licenses, user revenues, certain State subventions and certain other funds to the extent that such proceeds exceed "the cost reasonably born by such entity in providing the regulation, product, or service." No limit is imposed on appropriation of funds which are not "proceeds of taxes", on debt service or indebtedness existing or authorized by January 1, 1979, or subsequently authorized by the voters, or appropriations required to comply with mandates of courts or the federal government, or user charges or fees that do not exceed the cost of the service provided, nor on certain other non-tax funds.

     By statute (which has been upheld by the California Court of Appeals), tax revenues allocated to redevelopment agencies are not "proceeds of taxes" within the meaning of Article XIII B, and the expenditure of such revenues is therefore not subject to the limitations under Article XIII B.

     The imposition of taxes by local agencies is further limited by the provisions of an initiative statute ("Proposition 62") approved by the voters on November 4, 1986. The statute (i) requires that any tax for general governmental purposes imposed by local government entities be approved by resolution or ordinance adopted by two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity, (ii) requires that any special tax (defined as a tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by
     Article XIII A, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governmental entities and (vi) requires that any tax imposed by a local governmental entity on or after May 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1988.

     Subsequent decisions of California Courts of Appeal held that all or portions of the provisions of Proposition 62, including those requiring the submission of general fund tax measures to the electorate, are unconstitutional. However, on September 28, 1995, in the case of SANTA CLARA COUNTY LOCAL TRANSPORTATION AUTHORITY V. GUARDINO, the California Supreme Court upheld the constitutionality of Proposition 62. As a result, the annual revenues of any local government or district as shown in the general fund budget must be reduced in any year to the extent that they rely on the proceeds of any general tax which has not been approved by majority vote of the electorate. Senate Bill No. 1590 has been introduced in the California Legislature in an effort to clarify whether the general tax voter approval requirement is applicable to any tax that was imposed or increased by an ordinance or resolution adopted prior to December 14, 1995. If adopted, Senate Bill No. 1590 will apply the GUARDINO decision prospectively only.

     An initiative petition called the "Right to Vote on Taxes Act" is expected to qualify for the November 5, 1996 general election ballot. If this measure receives the requisite number of signatures for inclusion on the ballot and if it is approved by majority vote of the electorate, it will add Articles XIII C and XIII D to the State Constitution. The measure requires that general tax increases by all local government entities be approved by not less than a majority vote and that taxes for special purposes be approved by a two-thirds vote; provides that existing language in the California Constitution shall not be construed to limit the initiative power with respect to reducing or repealing any local tax, assessment, fee or charge; prescribes procedures applicable to all assessments and requires that all assessments be approved by property owners; prohibits property related fees and charges from exceeding costs of the service being provided; imposes procedural requirements, including notice and public hearing, prior to imposition of new or increased fees or charges on property; and requires that, except for fees for sewer, water and refuse collection, fees be approved by a majority vote of the fee payers.

     Generally, revenues derived from most utility property assessed by the State Board of Equalization are allocated as follows: (i) each jurisdiction, including redevelopment project areas, receives up to 102 percent of its prior year State-assessed revenue; and (ii) if countrywide revenues generated from such utility property are less than the previous year's revenue or greater than 102 percent of the previous year's revenues, each jurisdiction shares the burden of the shortfall or benefit from the excess revenues by a specified formula. This provision applies to all utility property except railroads whose valuation will continue to be allocated to individual tax rate areas. In a 1991 Superior Court ruling, the valuation method used by the State Board to value unitary utility property was declared illegal and a new method was imposed, resulting in significantly lower values and therefore significantly reduced property tax revenues. One of the effects of the decision was to entitle the principal utility plaintiff to a refund of $9 million. As a result of this case, the State Board along with certain counties signed a settlement agreement with several affected utilities providing for an orderly 10.5% phase-down of tax assessments over fiscal years 1992-93, 1993-94 and 1994-95.

     Lease-based financing, typically marketed in the form of certificates of participation, has been extremely popular in California, since the courts have long held that properly structured long-term leases do not create "indebtedness" for purposes of constitutional and statutory debt limitations. The obligation to pay rent thereunder is nevertheless enforceable, on an annual basis, so long as the leased property is available for use and occupancy by the government lessee. The risk of rent abatement (because of construction delays, damage to structures and the like) is usually mitigated by funded reserves, casualty insurance and rental interruption insurance.

     Given the turbulent history of California electoral, judicial and legal proceedings affecting taxation since 1978, it is impossible to predict what proceedings might occur in the future that would affect the ability of California and its political subdivisions to service their outstanding indebtedness. In addition, there are both nuclear and non-nuclear electric power authorities in California that are financed in whole or in part by so-called "take or pay" or "hell or high water" contracts. Court decisions outside of the State of California have called into question the enforceability of such contracts.

     The State of California recently issued general obligation bonds in March, 1996. The related Official Statement for that bond issue disclosed that the recent recession has seriously affected State tax revenues, has caused increased expenditures for health and welfare programs, and has caused a structural imbalance in the State's budget, with the largest programs supported by the General Fund -- K-12 schools and community colleges, health and welfare, and corrections -- growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the State has experienced recurring budget deficits and has had to use a series of external borrowings to meet its cash needs.

     The Governor's budget proposal for 1996-97 released January 10, 1996, projects General Fund revenues and transfers in the 1995-96 fiscal year of $45 billion (an increase of approximately $900 million over the projection contained in the original 1995-96 Budget Act) and expenditures of $44.2 billion (an increase of approximately $800 million over the amount shown in the original 1995-96 Budget Act). The Governor's Budget for 1996-97 estimates General Fund revenues and transfers of about $45.6 billion, which would leave a balance of approximately $400 million in the budget reserve, the Special Fund for Economic Uncertainties, at June 30, 1997.

     As a result of the deterioration in the State's budget and cash situation in fiscal years 1991-92 and 1992-93, rating agencies reduced the State's credit ratings. Between November 1991 and October 1992 the rating on the State's general obligation bonds was reduced by Standard & Poor's Ratings Group from "AAA" to "A+" and by Moody's Investors Service from "Aaa" to "Aa" and by Fitch Investors Service, Inc. from "AAA" to "AA." On July 15, 1994, based on the State's inability to eliminate its accumulated deficit, the same three rating agencies further lowered their ratings on the State's general obligation bonds to "A," "A1" and "A", respectively. More recently, however, Fitch Investors Service, Inc. raised its rating from "A" to "A+." It is not possible to predict the future course of the State's credit ratings.

     On December 6, 1994, Orange County, California, together with its pooled investment funds, filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the funds had suffered significant market losses in their investments, causing a liquidity crisis for the funds and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the funds. As of mid-January, 1995, the County estimated the funds' loss at about $1.69 billion, or 23% of their initial deposits of approximately $7.5 billion. Many of the entities which deposited moneys in the funds, including the County, faced interim or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. Orange County has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short-term debt using certain new revenues transferred to Orange County from other local governments pursuant to special legislation approved by the bankruptcy judge on May 15, 1996. The State has no existing obligation with respect to any outstanding obligations or securities of Orange County or any of the other participating entities.

     The Fund will attempt to achieve geographic diversification by investing in obligations of issuers that are located in different areas within California as well as obligations of the State of California itself. In addition, the Fund will not invest more than 15% of its total assets in tax allocation bonds issued by California redevelopment agencies. These are operating policies of the Fund and may be changed without the approval of the Fund's shareholders.

     WASHINGTON FUND

     Washington State

     A discussion of certain economic, financial and legal matters regarding
     the State of Washington follows.   During normal market conditions, the
     Washington Fund will generally invest at least 80% of its net assets in bonds issued by Washington and its political subdivisions, municipalities, agencies, instrumentalities or public authorities. Therefore, the

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     investment risk of such concentration should be carefully considered.  The information in the discussion is drawn primarily from official statements relating to securities offerings of the State which are dated prior to the date of this Statement of Additional Information. This information may be relevant in evaluating the economic and financial position of the State, but is not intended to provide all relevant data necessary for a complete evaluation of the State's economic and financial position. Discussions regarding the financial health of the State government may not be relevant to municipal obligations issued by a political subdivision of the State. Furthermore, general economic conditions discussed may or may not affect issuers of the obligations of the State. The Washington Fund has not independently verified any of the information presented in this section.

     General Information

     According to the U.S. Census Bureau's 1990 Census, Washington State's population is ranked 18th of the 50 states. During the ten-year time period from 1980-1990, the State's population increased at an average annual rate of 1.8%, while the U.S. population grew at an average annual rate of 1.1%. The State's population increased at an average annual rate of approximately 2.5% 1990 to 1993, and at an average annual rate of approximately 1.8% from 1993 to 1995.

     The State's largest city, Seattle, is part of an international trade, manufacturing, high technology and business service corridor which extends along Puget Sound from Everett to Tacoma. The State's Pacific Coast-Puget Sound region includes 75% of its population, the major portion of its industrial activity and the major part of the forests important to its timber and paper industries. The remainder of the State has agricultural areas primarily devoted to grain, fruit orchard and dairy operations.

     The State's economy has recently diversified with employment in the trade and service sectors representing an increasing portion of total employment relative to the manufacturing sector. The rate of economic growth as measured by employment in the State was 2.0% in 1992, 1.3% in 1993, 2.3% in 1994 and 2.1% in 1995.

     The State operates on a July 1 to June 30 fiscal year and on a biennial budget basis. Fiscal controls are exercised during the biennium through an allotment process which requires each agency to submit a monthly expenditure plan. The plan must be approved by the Office of Financial Management, which is the Governor's budget agency. It provides the authority for agencies to spend funds within statutory maximums specified in a legislatively adopted budget. State law requires a balanced biennial budget. Whenever it appears that disbursements will exceed the aggregate of estimated receipts plus beginning cash surplus, the Governor is required to reduce allotments, thereby reducing expenditures of appropriated funds.

     As interpreted by the State Supreme Court, Washington's Constitution prohibits the imposition of net income taxes.

     The State's tax revenues are primarily comprised of excise and ad valorem taxes. By constitutional provision, the aggregate of all regular (unvoted) tax levies on real and personal property by state and local taxing districts cannot exceed 1% of the true and fair value of the property. Excess levies are subject to voter approval. For the fiscal year ending June 30, 1995, approximately 78.5% of the State's tax revenues came from general and selective sales and gross receipts taxes, of which the retail sales tax and its companion use tax represented 46% of total collections. Business and occupation tax collections represented about 16.6% and the motor vehicle fuel tax represented approximately 7.0% of total State taxes for the year. Ad valorem taxes represented 10.8% of State revenues for the fiscal year 1995.

     Expenditures of State revenues are made in accordance with constitutional and statutory mandates.

     State Expenditure Limitations

     Initiative 601, which passed by the voters in November 1993, limits increases in General Fund-State government expenditures to the average rate of population and inflation growth, and sets forth a series of guidelines for limiting tax and expenditure increases and stabilizing long range budget planning.

     Provisions of Initiative 601 establish a procedure for computing a fiscal year growth factor based on a lagged, three-year average of population and inflation growth. This growth factor is used to determine a state spending limit for programs and expenditures supported by the State General Fund. The growth factor is 5.13% for fiscal year 1996 and 4.47% for fiscal year 1997. The initiative creates two new reserve funds (the Emergency Reserve Fund and the Education Construction Fund) for depositing revenues in excess of the spending limit and abolishes the current Budget Stabilization Account. Ending balances in the Budget Stabilization Account were transferred to the State General Fund ($100 million) and the Pension Reserve Account ($25 million). The initiative also places restrictions on the addition or transfer of functions to local government unless there is reimbursement by the State.

     The Initiative's requirement for voter approval for new tax measures has expired. Effective July 1, 1995, taxes can be enacted with a two-thirds majority of both houses of the State Legislature if resulting General Fund-State expenditures do not exceed the spending limit. Voter approval is still required to exceed the spending limit. Thus far, the Initiative has not had a restrictive impact on the State's budget. However, the State expects its expenditures to be constrained by the Initiative beginning in the 1997-99 Biennium.

     The State Constitution and enabling statutes authorize the incurrence of State general obligation debt to the payment of which the State's full faith and credit and taxing power are pledged. With certain exceptions, the amount of State general obligation debt which may be incurred is limited by constitutional and statutory restrictions. These limitations are imposed by prohibiting the issuance of new debt if the new debt would cause the maximum annual debt service on all thereafter outstanding general obligation debt to exceed a specified percentage of the arithmetic mean of general State revenues for the preceding three years. These limitations apply to the incurrence of new debt and are not limitations on the amount of debt service which may be paid by the State in future years.

     The State Legislature is obligated to appropriate money for State debt service requirements. Generally, on or before June 30 of each year, the State Finance Committee certifies to the State Treasurer the amount required for payment of bond interest and principal for the coming year. Some general obligation bond statutes provide that the General Fund will be reimbursed from discrete revenues which are not considered general State revenues. Other bonds are limited obligation bonds not payable from the General Fund. For the 1995-97 Biennium, General Fund-State revenues are projected to be $17.395 billion, an increase of 4.5% over the 1993-95 Biennium, plus a carry-forward of $559 million. The revenue outlook for the 1995-97 Biennium is stable and the General Fund is projected to end the Biennium with a $341 million fund balance.

     The State Legislature passed a 1993-95 Biennium Budget on May 6, 1993, and the Governor signed the budget bill on May 28, 1993. The 1993-95 Biennium Budget contained $650 million in general tax increases, $163 million in other revenues, $700 million in program and administrative reductions, and $622 million in fund shifts (such as to federal funding sources). The 1994 Supplemental Budget passed the State Legislature on March 14, 1994, and the Governor signed the Supplemental Budget bill on April 6, 1994.
     The 1994 Supplemental Budget included $48 million in tax cuts, an $11 million revenue increase from a variety of sources and $168 million in additional expenditures, many of which represented one time investments.

     The 1995 Supplemental Budget passed the State Legislature on May 1, 1995 and was signed by Governor Lowry on May 9, 1995. The 1995 Supplemental Budget made adjustments to expenditure authority for State agencies for the last quarter of the Biennium. These budget adjustments reflected the most recent enrollment and caseload estimates and addressed significant unexpected expenses, including extraordinary costs of $47 million incurred in one of the worst forest fire years since 1970. The 1995 Legislature also appropriated $110 million from the General Fund to provide school construction funding in the K-12 system. Overall, the 1995 Supplemental Budget expenditure adjustments and other 1993-95 appropriation bills in the 1995 Legislative session increased expenditures by $114.5 million.

     During the 1995 legislative session, Governor Lowry vetoed two bills that would have cut taxes: House Bill 1997, an ongoing property tax bill that would cost $92 million in the 1995-97 budget period and House bill 1023, which would roll back business and occupation taxes, along with several other taxes, by $176.3 million in the 1995-97 Biennium.

     For most municipalities in the State, the fiscal year is the calendar year except that school districts have a September 1 - August 31 fiscal year.

     All municipalities must maintain balanced budgets. Depending on the type of municipality, local revenues are derived from ad valorem taxes, excise and gross receipts taxes, special assessments, fees, user charges and State and federal grants.

     Municipalities incur debt by the issuance of general obligations or other borrowings which are payable from taxes, though other revenue sources may be used. Revenue obligations do not constitute debt under constitutional and statutory limitations as long as taxes are not pledged or used to pay debt service. Only non-tax revenue from the operation of a project or enterprise financed by the revenue obligations (and sometimes special assessments on property benefitted from the financed improvements) may be used to pay that debt service. Usually, revenue bonds are secured by a reserve funded in an amount based on a factor of debt service. Many municipalities may issue improvement district obligations payable only from special assessments on benefitted property, but some of those obligations also may be secured by a special guaranty fund.





     Economic Overview

     Over the past few years, the State's economic performance has remained relatively strong compared to the U.S. as a whole. After adjusting for inflation, growth in personal income in the State increased 3.7% in 1995 over the 1994 level.

     The State's economic base includes manufacturing and service industries as well as agricultural and timber production. During 1990-1995, the State experienced growth in non-manufacturing industries and a decline in manufacturing industries. The rate of employment growth, which exceeded 4.5% during the mid-to-late 1980's, has declined since 1991 to an average rate of 1.4%. The 1996 employment growth rate is expected to be 1.46%.

     Washington's economy consists of both export and local industries. Leading export industries are aerospace, forest products, agriculture and food processing. The aerospace, timber and food processing industries together employ approximately 9% of the State's non-farm workers. However, the non-manufacturing sector has played an increasingly significant role in contributing to the State's economy in recent years.

     Below is a summary of key industry segments of the State's economy as well as of selected economic and employment data.

     Manufacturing. The Boeing Company ("Boeing"), which is the Seattle Metropolitan Area's largest employer, has several facilities located throughout the area. Boeing is the world's leading manufacturer of commercial airliners and as of April 1996 employed approximately 74,000 people state-wide, primarily at several locations in the area. Boeing anticipates bringing total employment in the State to approximately 78,500
     by the end of 1996.   While the primary activity of Boeing is the
     manufacture of commercial aircraft, Boeing has played leading roles in the aerospace and military missile programs of the U.S. and has undertaken a broad program of diversification activities including Boeing Information and Support Services. In 1995, Boeing had $19.5 billion in sales and net earnings of $393 million, and a backlog of orders totaling $72.3 billion. Boeing currently anticipates 1996 sales to be in the $22 billion range.

     Boeing recently completed two major expansion projects and is currently undertaking another. The company recently acquired a 212-acre site in Renton (King County), which is the site of the former Longacres Race Track. The site will be used as a location for the development of an office complex, the first building of which will be a 500,000 square-foot customer service training center. In Everett (Snohomish County), Boeing completed construction of a 5.6 million square-foot assembly plant for the new 777 jetliner. In 1993, Boeing completed a $400 million skin and spar plant and a composite manufacturing center on 500 acres in Puyallup (Pierce County).

     A total of 206 commercial jet transports were delivered in 1995, compared with 270 for 1994. Defense and space sales of $5.6 billion were approximately 10% higher than in 1994. The 10-week strike by the International Association of Machinist and Aerospace Workers (IAM) resulted in the delay of approximately 30 commercial jet transport deliveries during the fourth quarter. During the first quarter of 1996, deliveries for all models were hampered by the strike. A total of 40 commercial jet transports were delivered, compared with 59 in the first quarter of 1995.

     Technology-Related Industries. The State ranks fourth among all states in the percentage of its work force employed by technology-related industries. It ranks third among the largest software development centers. The State is the home of approximately 1000 advanced technology firms of which approximately 50% are computer-related. Microsoft, headquartered in Redmond, Washington, is the largest microcomputer software company in the world. In addition, several biotechnical firms located in the State have attained international acclaim for their research and development.

     Timber. Natural forests cover more than 40% of the State's land area and forest products rank second behind aerospace in terms of total production. The primary employer in the timber industry is The Weyerhaeuser Company. Productivity in the State's forest products industry increased steadily from 1980 to 1990. However, since 1991, recessionary influences have resulted in a production decline. A slight decline is anticipated for 1996 and for the next few years, due to federally-imposed limitations on the harvest of old-growth timber and the inability to maintain the previous record levels of production increases. Although a continued decline in employment is anticipated for 1996 in certain regions, the impact is not expected to affect materially the State's overall economic performance.

     Agriculture and Food Processing. Agriculture and food processing is the State's most important industry by most measures. Growth in agricultural products was an integral factor in the State's economic growth in the late 1980s and early 1990s.

     Finance, Insurance and Real Estate. Employment in finance, insurance and real estate is estimated to represent 5.2% of the State's wage and salary employment in 1995. Projections for 1996 show this segment holding steady at 5.2% of employment.

     Trade. International trade plays an important role in the State's employment base and one in six jobs is related to this area. During the past twenty years the State has consistently ranked number one or number two in international exports per capita. Seattle-Tacoma International Airport is the focus of the region's air traffic and trade. The State, particularly the Puget Sound Corridor, is a trade center for the Northwest and the State of Alaska. A system of public ports, the largest of which are the Ports of Seattle and Tacoma, handle waterborne trade primarily to and from the Far East. These two Ports each rank among the top 20 ports in the world based on volume of containerized cargo shipped.
     Approximately 70% of the cargo entering the Ports of Seattle and Tacoma has an ultimate destination outside the Pacific Northwest. Therefore, trade levels depend largely on national and world, rather than local, economic conditions.

     Growth in retail sales in the State between 1990 and 1992 was higher than that in the United States. During 1993 through 1995, the rate of growth for retail sales was lower for the State than for the United States. The State is home to a number of specialty retail companies that have reached national stature, including Nordstrom, Eddie Bauer, Costco and Recreational Equipment Inc. (REI).

     Services/Tourism. The highest employment growth in the State since 1981 has taken place in the services sector, although rate of growth has shown small but relatively consistent decline since 1990 from 7% to 4.3%% forecast for 1995. Seattle is the location for the Washington State Convention and Trade Center which opened in June 1988. The State also has many tourist attractions such as the Olympic and Cascade mountain ranges, ocean beaches and local wineries.

     Construction. Employment in the construction sector in the Puget Sound area increased 69.2% between 1981 and 1991. The increase in employment in the late 1980s was due in part to the affordability of housing compared to other areas of the country. Construction employment growth flattened between 1991 and 1993, but showed a modest increase in 1994 and leveled again in 1995. Commercial building, while not increasing at the pace of the 1980s, remains stable.

     Federal, State and Local Government. Employment in the government sector represents approximately 19% of all wage and salary employment in the State on a combined basis. Seattle is the regional headquarters for a number of federal government agencies and the State receives an above-average share of defense expenditures. Employment in the government sector has expanded in the State since 1990, but at a declining rate. State and local government employment has increased at a faster pace than employment by the federal government, and is projected to add new jobs through 1996.


     Litigation

     At any given time, including the present, there are numerous lawsuits pending against the State of Washington which could affect the State's revenues and expenditures. However, none of the lawsuits are expected to have a material adverse impact on either State revenues or expenditures.

     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

     Intermediate Treasury Fund

     At September 13, 1996, SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Intermediate Treasury Fund which represented 35.0% of the outstanding shares of the Fund. SAFECO Insurance is a Washington Corporation and a wholly-owned subsidiary of SAFECO Corporation, each of which has its principal place of business at SAFECO Plaza, Seattle, Washington 98185.

     Managed Bond Fund

     At September 13, 1996, Principal Shareholders of the Managed Bond Fund were as follows. Crista Ministries, PO Box 330303, Seattle, WA 98133, owned 91,375 shares, which represented 18.4% of the Fund's outstanding shares. Massman Construction Co. PSRT, 8901 Stateline, Kansas City, MO 64114, owned 233,262 shares, which represented 47.0% of the Fund's outstanding shares. Crown Packaging Corp. PS&P, 8514 Eager Road, St. Louis, MO 63144, owned 155,933 shares, which represented 31.4% of the Fund's outstanding shares.

     Washington Fund

     At June 30, 1996, SAFECO Insurance owned 502,372 shares, which represents 79.6% of the outstanding shares of the Washington Fund. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, a Washington corporation, having its principal place of business at SAFECO Plaza, Seattle Washington 98185.

     Principal shareholders of a Fund may control the outcome of a shareholder vote.





     ADDITIONAL TAX INFORMATION

     General

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

     Each Fund is treated as a separate corporation for federal income tax purposes.

     The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund.
     Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

     If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

     Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

     These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.

     Special Considerations for the Tax-Exempt Fixed Income Funds

     The tax-exempt interest portion of each daily dividend will be based upon the ratio of a Tax-Exempt Fixed Income Fund's tax-exempt to taxable income for the entire fiscal year (average annual method). As a result, the percentage of tax-exempt income for any particular distribution may be substantially different from the percentage of a Tax-Exempt Fixed Income Fund's income that was tax-exempt during the period covered by that distribution. Each Tax-Exempt Fixed Income Fund will advise its shareholders of this ratio within 60 days after the close of its fiscal year.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Exempt Fixed Income Fund is not deductible. In addition, entities or persons who are "substantial users" (or related persons) of facilities financed by most "private activity" bonds should consult their tax advisers before purchasing shares of any of the Tax-Exempt Fixed Income Funds. "Substantial user" is generally defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of most "private activity" bonds.

     Each Tax-Exempt Fixed Income Fund may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, at a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, a Tax-Exempt Fixed Income Fund may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

     Each Tax-Exempt Fixed Income Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on November 30 of that year, plus certain other amounts.

     No portion of the dividends or other distributions paid by any Tax-Exempt Fixed Income Fund is eligible for the dividends-received deduction allowed to corporations.

     In the future, proposals may be introduced before Congress for the purpose of further restricting or even eliminating the federal income tax exemption for interest on all or certain types of municipal obligations. If such a proposal were enacted, the availability of municipal obligations for investment by each Tax-Exempt Fixed Income Fund and the value of each Tax-Exempt Fixed Income Fund's portfolio would be affected. In such event, each Tax-Exempt Fixed Income Fund would review its investment objectives and policies.

     CONVERSION OF ADVISOR CLASS B SHARES

     Advisor Class B shares of a Fund will automatically convert to Advisor Class A shares of that Fund, based on the relative net asset values per share ("NAVs") of the Classes, within the first month following the investor's sixth anniversary from purchase of such Advisor Class B shares. For the purpose of calculating the holding period required for conversion of Advisor Class B shares of each Fund except the Money Market Fund, the date of purchase shall mean (1) the date on which such Advisor Class B shares were purchased, or (2) for Advisor Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Advisor Class B shares were purchased. For the purpose of calculating the holding period required for conversion of Advisor Class B shares of the Money Market Fund, the date of purchase shall mean the date on which those shares were first exchanged for Advisor Class B shares of any other SAFECO Fund. Holders of Class B shares of the SAFECO Advisor Series Trust ("Advisor Series Shares") who have converted those shares to Advisor Class B shares may calculate the holding period from the date of the purchase of the Advisor Series Shares.

     For purposes of conversion to Advisor Class A shares, Advisor Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Advisor Class B shares will be held in a separate sub-account; each time any Advisor Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Advisor Class A shares, a pro rata portion of the Advisor Class B shares in the sub-account will also convert to Advisor Class A shares. The portion will be determined by the ratio that the shareholder's Advisor Class B shares converting to Advisor Class A shares bears to the shareholder's total Advisor Class B shares not acquired through dividends and other distributions.







     ADDITIONAL INFORMATION ON CALCULATION OF
     NET ASSET VALUE PER SHARE

     Each Fund determines its NAV by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAVs of the Advisor Classes of each Fund are calculated as of the close of regular trading on the New York Stock Exchange ("Exchange") every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

     Short-term debt securities held in a Fund's portfolio having a remaining maturity of less than 60 days when purchased and securities originally purchased with maturities in excess of 60 days, but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts if in the judgment of each Board of Trustees such methods of valuation are appropriate or under such other methods as a Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolio will be appraised in accordance with those procedures established by each Board of Trustees in good faith in computing the fair market value of those assets.

     The portfolio instruments of the Money Market Fund are valued on the basis of amortized cost. The valuation of the Money Market Fund's portfolio securities based upon amortized cost, and the maintenance of the Money Market Fund's NAV at $1.00, are permitted pursuant to Rule 2a-7 under the 1940 Act. Pursuant to that rule, the Money Market Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less, and invests only in securities determined by SAM, under guidelines adopted by the Money Market Trust's Board of Trustees, to be of high quality and to present minimal credit risks. The Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the Money Market Fund's price-per-share as computed for the purpose of sales and redemptions at $1.00. These procedures include a review of the Money Market Fund's portfolio holdings by the Board of Trustees, at such intervals as the Board deems appropriate, to determine whether the Fund's NAV, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders of the Money Market Fund. In the event the Board determines that such a deviation exists in the Fund, the Trustees will take such corrective action with respect to the Money Market Fund as they regard as necessary and appropriate, including, but not limited to: selling portfolio investments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or redeeming shares in kind, establishing the NAV by using available market quotations.


     ADDITIONAL PERFORMANCE INFORMATION

     Effective September 30, 1996, all of the then-existing shares of each Fund were redesignated No-Load Class shares and each Fund commenced offering Advisor Class A and Advisor Class B shares.

     Yields for the Intermediate Treasury, Managed Bond, and Tax-Exempt Fixed Income Funds.

     The yield and total return calculations set forth below are for the dates indicated and are not a prediction of future results. The performance information that follows is based on the original shares of each Fund.
     The performance figures quoted reflect applicable Advisor Class Rule 12b-1 fees.

     The yields for the Advisor Classes of the Intermediate Treasury Fund for the 30-day period ended September 30, 1995 would have been as follows:

                                       Advisor Class A        Advisor Class B
                                       ---------------        ---------------
       Intermediate Treasury Fund           4.92%                  4.41%

     The yields for the Advisor Classes of the Intermediate Treasury Fund for the 30-day period ended March 31, 1996 would have been as follows:


                                       Advisor Class A         Advisor Class B
                                       ---------------         ---------------

       Intermediate Treasury Fund           4.03%                   3.47%





     The yields for the Advisor Classes of the Managed Bond Fund for the 30-day period ended December 31, 1995 would have been as follows:


                                      Advisor Class A         Advisor Class B
                                      ---------------         ---------------

       Managed Bond Fund                   4.32%                   3.78%

     The yields for the Advisor Classes of the Managed Bond Fund for the 30-day period ended June 30, 1996 would have been as follows:


                                      Advisor Class A         Advisor Class B
                                      ---------------         ---------------
       Managed Bond Fund                   4.78%                   4.02%


     The yields and tax-equivalent yields for the 30-day period ending
     March 31, 1996 at the maximum federal tax rate of 39.6% for the Advisor Classes of the Municipal, California, and Washington Funds and at the maximum combined federal and California tax rates of 46.2% for the Advisor Classes of the California Fund, would have been as follows:



                                              Advisor Class A                        Advisor Class B
                                              ---------------                        ---------------
                                                      Tax-equivalent                           Tax-equivalent
                                        Yield              Yield               Yield                Yield
                                        -----          -------------           -----            -------------

       Municipal Fund                   4.59%              7.60%               4.06%                6.72%

       California Fund                  4.57%              8.49%               4.04%                7.51%
       Washington Fund                  4.17%              6.90%               3.62%                5.99%


     Yield is computed using the following formula:


                                 ab     6
                     Yield = 2[(---- +1) -1]
                                 cd

       Where: a      = dividends and interest earned during the period
              b      = expenses accrued for the period (net of
                       reimbursements)

              c      = the average daily number of shares outstanding during
                       the period that were entitled to receive dividends
              d      = the maximum offering price per share on the last day
                       of the period

      Tax-equivalent yield is computed using the following formula:

                                       eg
            Tax-equivalent yield   = [-----] + [e(1-g)]
                                      (1-f)

       Where: e      = yield as calculated above
                     f =     tax rate

                     g =     percentage of "yield" which is tax-free

     Yield for the Money Market Fund

     The yields and effective yields for the Advisor Classes of the Money Market Fund for the 7-day period ended March 31, 1996 would have been as follows:



                                              Advisor Class A                        Advisor Class B
                                              ---------------                        ---------------
                                        Yield         Effective Yield          Yield           Effective Yield
                                        -----         ---------------          -----           ---------------

       Money Market Fund                4.60%              4.70%               4.60%                4.70%


     Yield is computed using the following formula:


                      (x-y) - z                                           365
       Yield =        [--------]   =     Base Period Return  x -----
                        y                                                   7

       Where: x       = value of one share at the end of a 7-day period
                      y = value of one share at the beginning of a 7-day period ($1.00)

                      z = capital changes during the 7-day period, if any

     Effective yield is computed using the following formula:


       Effective yield  =     [(Base Period Return + 1)   365/7] -1

     During periods of declining interest rates, the Money Market Fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in the Money Market Fund would be able to obtain a somewhat higher yield than would result if the Money Market Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

     Total Return and Average Annual Total Return for the Intermediate Treasury, Managed Bond, and Tax-Exempt Fixed Income Funds.

     The performance information that follows is based on the original shares of each Fund, recalculated to reflect the sales charges of the Advisor

     Classes. The performance figures quoted do not reflect any applicable Advisor Class Rule 12b-1 fees, which if reflected would cause the performance figures to be lower than those indicated.

     The total returns for the Advisor Classes of the Intermediate Treasury Fund for the one-year, five-year and since initial public offering periods ending September 30, 1995 would have been as follows:



                                                                   Since Initial         # of        Date of Initial
                              1 Year              5 Years         Public Offering       Months       Public Offering
                              ------              -------             --------          ------           --------
                        Advisor   Advisor    Advisor   Advisor   Advisor    Advisor
                        Class A   Class B    Class A   Class B   Class A    Class B
                         -----     -----      -----     -----     -----      -----

       Intermediate
       Treasury Fund     6.07%     6.07%     41.06%    45.70%     62.78%    70.45%        84        September 7, 1988


     The total returns for the Advisor Classes of the Intermediate Treasury Fund for the one-year, five-year and since initial public offering periods ending March 31, 1996 would have been as follows:



                                                                   Since Initial         # of        Date of Initial
                              1 Year              5 Years         Public Offering       Months       Public Offering
                              ------              -------             --------          ------           --------

                        Advisor   Advisor    Advisor   Advisor   Advisor    Advisor
                        Class A   Class B    Class A   Class B   Class A    Class B
                         -----     -----      -----     -----     -----      -----
       Intermediate
       Treasury Fund     4.65%     4.58%     36.89%    41.34%     66.08%    73.91%        90        September 7, 1988



     The total returns for the Advisor Classes of the Managed Bond Fund for the period from February 28, 1994 (initial public offering) through December 31, 1995, would have been as follows:


                                        - 44 -








                                               Since Initial        # of        Date of Initial
                              1 Year          Public Offering      Months       Public Offering
                              ------             --------          ------           --------
                        Advisor   Advisor    Advisor   Advisor
                        Class A   Class B    Class A   Class B
                         -----     -----      -----     -----

       Managed Bond
       Fund             12.07%     12.35%     8.70%     9.82%        22        February 28, 1994


     The total returns for the Adviser Classes of the Managed Bond Fund for the period from February 28, 1994 (initial public offering) through June 30, 1996, would have been as follows:



                                               Since Initial        # of        Date of Initial
                              1 Year          Public Offering      Months       Public Offering
                              ------             --------          ------           --------

                        Advisor   Advisor    Advisor   Advisor
                        Class A   Class B    Class A   Class B
                         -----     -----      -----     -----
       Managed Bond
       Fund             -0.21%     -0.51%     5.93%     7.92%        28        February 28, 1994



     The total returns for the Advisor Classes of the Municipal and California Funds for the one-year, five-year and ten-year periods ending March 31, 1996 would have been as follows:


                                   1 Year                     5 Years                     10 Years
                                   ------                     -------                     --------

                           Advisor       Advisor       Advisor       Advisor        Advisor       Advisor
                           Class A       Class B       Class A       Class B        Class A       Class B
                           -------       -------       -------       -------        -------       -------


                                        - 45 -






       Municipal Fund       3.36%         3.23%         40.84%        45.47%        110.25%       120.16%

       California
       Fund                 3.97%         3.87%         41.43%        46.09%        104.10%       113.72%



     The total returns for the Advisor Classes of the Washington Fund for the one-year period (and since inception) ended March 31, 1996 would have been as follows:


                                                                          Since Initial Effective Date
                                              1 Year                              (36 Months)
                                              ------                        -----------------------

                                    Advisor            Advisor            Advisor             Advisor
                                    Class A            Class B            Class A             Class B
                                    -------            -------            -------             -------

       Washington Fund               2.88%              2.73%              10.97%             13.20%


     The average annual total returns for the Advisor Classes of the Intermediate Treasury Fund for the one-year, five-year and since initial public offering periods ended September 30, 1995 would have been as follows:



                                                                   Since Initial         # of        Date of Initial
                              1 Year              5 Years         Public Offering       Months       Public Offering
                              ------              -------             --------          ------           --------
                        Advisor   Advisor    Advisor   Advisor   Advisor    Advisor
                        Class A   Class B    Class A   Class B   Class A    Class B
                         -----     -----      -----     -----     -----      -----

       Intermediate
       Treasury Fund     6.07%     6.07%      7.12%     7.82%     7.21%      7.92%        84        September 7, 1988


     The average annual total returns for the Advisor Classes of the Intermediate Treasury Fund for the one-year, five-year and since initial public offering period ended March 31, 1996 would have been as follows:



                                                                   Since Initial         # of        Date of Initial
                              1 Year              5 Years         Public Offering       Months       Public Offering
                              ------              -------             --------          ------           --------
                        Advisor   Advisor    Advisor   Advisor   Advisor    Advisor
                        Class A   Class B    Class A   Class B   Class A    Class B
                        -------   -------    -------   -------   -------    -------

       Intermediate
       Treasury Fund     4.65%     4.58%      6.48%     7.17%     7.00%      7.66%        90        September 7, 1988


     The average annual total returns for the Advisor Classes of the Managed Bond Fund for the period from February 28, 1994 (initial public offering) through December 31, 1995 would have been as follows:



                                               Since Initial        # of        Date of Initial
                              1 Year          Public Offering      Months       Public Offering
                              ------          ---------------      ------       ---------------

                        Advisor   Advisor    Advisor   Advisor
                        Class A   Class B    Class A   Class B
                        -------   -------    -------   -------
       Managed Bond
       Fund             12.07%     12.35%     4.66%     5.24%        22        February 28, 1994




     The average annual total returns for the Advisor Classes of the Managed Bond Fund for the period from February 28, 1994 (initial public offering) through June 30, 1996 would have been as follows:




                                        - 47 -







                                               Since Initial        # of        Date of Initial
                              1 Year          Public Offering      Months       Public Offering
                              ------          ---------------      ------       ---------------
                        Advisor   Advisor    Advisor   Advisor
                        Class A   Class B    Class A   Class B
                        -------   -------    -------   -------

       Managed Bond
       Fund             -0.21%     -0.51%     2.50%     3.32%        28        February 28, 1994


     The average annual total returns for the Advisor Classes of the Municipal and California Funds for the one-year, five-year and ten-year periods ending March 31, 1996 would have been as follows:



                                  1 Year                         5 Years                        10 Years
                                  ------                         -------                        --------

                         Advisor         Advisor         Advisor         Advisor         Advisor        Advisor
                         Class A         Class B         Class A         Class B         Class A        Class B
                         -------         -------         -------         -------         -------        -------
       Municipal
       Fund               3.36%           3.23%           7.09%           7.78%           7.71%          8.21%

       California
       Fund               3.97%           3.87%           7.18%           7.88%           7.39%          7.89%


     The average annual total returns for the Advisor Classes of the Washington Fund for the one-year period (and since inception) ended March 31, 1996 would have been as follows:



                                               Since Initial        # of        Date of Initial
                              1 Year          Public Offering      Months       Public Offering
                              ------          ---------------      ------       ---------------





                                        - 48 -






                        Advisor   Advisor    Advisor   Advisor
                        Class A   Class B    Class A   Class B
                        -------   -------    -------   -------

       Washington
       Fund              2.88%     2.73%      3.53%     4.22%        36            March 18, 1993


     The total return is computed using the following formula:

                               ERV-P
                     T =     [ ----- ]  x     100
                                 P
            Where:   T =     ending redeemable value of a hypothetical
                             $1,000 investment at the end of a specified period of time

                     P =     a hypothetical initial investment of $1,000

     The average annual total return is computed using the following formula:

                    A       =    ((SQUARE ROOT) ERV/P  - 1) x 100

           Where:   T       =    total return

                    A       =    average annual total return

                    n       =    number of years

                    ERV     =    ending redeemable value of a hypothetical
                                 $1,000 investment at the end of a specified period of time

                    P       =    a hypothetical initial investment of $1,000


     In making the above calculation all dividends and capital gain distributions are assumed to be reinvested at the Fund's NAV on the rein-vestment date.

     In addition to performance figures, each Fund may advertise its ranking as calculated by independent rating services which monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical Services, Inc. and Morningstar, Inc.). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general and may be based on relative performance during periods deemed by the rating services to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by the rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services.

     The Funds may upon occasion reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, and appearing in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MONEY MAGAZINE, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, NO-LOAD FUND INVESTOR, NO-LOAD FUND X, NEWSWEEK, PENSIONS & INVESTMENTS, RUCKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY AND THE WALL STREET JOURNAL).

     Each Fund may also present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests); (ii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about its investment adviser (SAM) or any sub investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub investment adviser or the SAFECO Family of Funds; (iii) descriptions, including quotations attributable to the portfolio manager, of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective; and (iv) information about particular securities held in a Fund's portfolio.

     From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

     In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

     Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.

     ADDITIONAL INFORMATION ON DIVIDENDS

     Because the Money Market Fund intends to hold its portfolio securities to maturity and expects that most of its portfolio securities will be valued at their amortized cost, realized gains or losses should not be a signifi-cant factor in the computation of net income. Should, however, in an unusual circumstance, the Money Market Fund experience a realized gain or loss, a shareholder of the Money Market Fund could receive an increased, reduced, or no dividend for a period of time. In such an event, the Money

     Market Trust's Board of Trustees would consider whether to adhere to its present dividend policy or to revise it in light of the then-prevailing circumstances.


     TRUSTEES AND OFFICERS

                                            Position(s) Held                 Principal Occupation(s)
          Name and Address                   with the Trusts                   During Past 5 Years
          ----------------                  ----------------                 -----------------------
       Boh A. Dickey*                       Chairman and Trustee         President,  Chief Operating Officer and
       SAFECO Plaza                                                      Director of SAFECO Corporation. Previously,
       Seattle, WA 98185                                                 Executive Vice President and Chief Financial
       (51)                                                              Officer. He has been an executive officer of
                                                                         SAFECO Corporation subsidiaries since 1982.
                                                                         See table under "Investment Advisory and Other
                                                                         Services."

       Barbara J. Dingfield                 Trustee                      Manager, Corporate Contributions and Community
       Microsoft Corporation                                             Programs for Microsoft Corporation, Redmond,
       One Microsoft Way                                                 Washington, a computer software company;
       Redmond, WA 98052                                                 Director and former Executive Vice President of
       (50)                                                              Wright Runstad & Co., Seattle, Washington, a
                                                                         real estate development company;  Director of
                                                                         First SAFECO National Life Insurance Company of
                                                                         New York.

       Richard W. Hubbard*                  Trustee                      Retired Vice President and Treasurer of the
       1270 NW Blakely Ct.                                               Trust and other SAFECO Trusts; retired Senior
       Seattle, WA 98177                                                 Vice President and Treasurer of SAFECO
       (67)                                                              Corporation; former President of SAFECO Asset
                                                                         Management Company; Director of First SAFECO
                                                                         National Life Insurance Company of New York.
       Richard E. Lundgren                  Trustee                      Director of Marketing and Customer Relations,
       764 S. 293rd Street                                               Building Materials Distribution, Weyerhaeuser
       Federal Way, WA 98032                                             Company, Tacoma, Washington; Director of First
       (58)                                                              SAFECO National Life Insurance Company of New
                                                                         York.

       Larry L. Pinnt                       Trustee                      Retired Vice President and Chief Financial
       1600 Bell Plaza                                                   Officer U.S. WEST Communications, Seattle,
       Room 1802                                                         Washington; Director of Key Bank of Washington,
       Seattle, WA 98191                                                 Seattle, Washington; Director of University of
       (61)                                                              Washington Medical Center, Seattle, Washington;
                                                                         Director of Cascade Natural Gas Corporation,
                                                                         Seattle, Washington; Director of First SAFECO
                                                                         National Life Insurance Company of New York.



                                        - 51 -







                                            Position(s) Held                 Principal Occupation(s)
          Name and Address                   with the Trusts                   During Past 5 Years
          ----------------                  ----------------                 -----------------------
       John W. Schneider                    Trustee                      President of Wallingford Group, Inc., Seattle,
       1808 N 41st St.                                                   Washington; former President of Coast Hotels,
       Seattle, WA 98103                                                 Inc., Seattle, Washington; Director of First
       (54)                                                              SAFECO National Life Insurance Company of New
                                                                         York.

       David F. Hill*                       President                    President of SAFECO Securities, Inc. and SAFECO
       SAFECO Plaza                         Trustee                      Services Corporation;  Senior Vice President of
       Seattle, WA 98185                                                 SAFECO Asset  Management Company.  See table
       (47)                                                              under "Investment Advisory and other Services."

       Neal A. Fuller                       Vice President Controller    Vice President, Controller, Assistant Secretary
       SAFECO Plaza                         Assistant Secretary          and Treasurer of SAFECO  Securities, Inc. and
       Seattle, WA 98185                                                 SAFECO Services Corporation; Vice President,
       (34)                                                              Controller, Secretary and Treasurer of SAFECO
                                                                         Asset Management Company. See table under
                                                                         "Investment Advisory and Other Services."
       Ronald L. Spaulding                  Vice President               Vice Chairman of SAFECO Asset Management
       SAFECO Plaza                         Treasurer                    Company;  Vice President and Treasurer of
       Seattle, WA 98185                                                 SAFECO Corporation;  Vice President of SAFECO
       (52)                                                              Life Insurance Company; former Senior Fund
                                                                         Manager of SAFECO insurance companies;  former
                                                                         Fund Manager for several SAFECO mutual funds.
                                                                         See table under "Investment Advisory and Other
                                                                         Services."


     * Trustees who are interested persons as defined by the 1940 Act.

                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                             (Taxable Bond Trust)
                                                 For the Fiscal Year Ended September 30, 1995
                                                                                                   Total
                                                      Pension or                                   Compensation
                                                      Retirement                                   From Registrant
                               Aggregate              Benefits Accrued      Estimated Annual       and Fund
                               Compensation           As Part of Fund       Benefits Upon          Complex Paid to
       Trustee                 from Registrant        Expenses              Retirement             Trustees
       -------                 ---------------        --------              ----------             --------

       Boh A. Dickey           $0                     N/A                   N/A                    $0
       Barbara J. Dingfield    $2,360                 N/A                   N/A                    $22,737

       Richard E. Lundgren     $2,360                 N/A                   N/A                    $22,737

       Larry L. Pinnt          $2,360                 N/A                   N/A                    $22,737
       John W. Schneider       $2,360                 N/A                   N/A                    $22,737

       Richard W. Hubbard      $2,568                 N/A                   N/A                    $24,150

       David F. Hill*          $0                     N/A                   N/A                    $0


     *     First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management companies that have, in the aggregate, twenty-eight series companies managed by SAM.

     The officers of the Trust receive no compensation for their services as officers, or if applicable, as Trustees.

     At June 30, 1996, the Trustees and officers of the Taxable Bond Trust as a group owned less than 1% of the outstanding shares of the Intermediate Treasury Fund.

                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                             (Managed Bond Trust)
                                                 For the Fiscal Year Ended December 31, 1995



                                                      Pension or
                                                      Retirement                                   Total Compensation
                              Aggregate               Benefits Accrued      Estimated              From Registrant and
                              Compensation            As Part of Fund       Annual  Benefits       Fund Complex Paid
       Trustee                from Registrant         Expenses              Upon Retirement        to Trustees
       -------                ---------------         ------------          ---------------        -----------------
       Boh A. Dickey          $0                      N/A                   N/A                    $0


       Barbara J. Dingfield   $852                    N/A                   N/A                    $23,875

       Richard E. Lundgren    $852                    N/A                   N/A                    $23,875
       Larry L. Pinnt         $852                    N/A                   N/A                    $23,875

       John W. Schneider      $852                    N/A                   N/A                    $23,875

       Richard W. Hubbard     $960                    N/A                   N/A                    $26,900
       David F. Hill*         $0                      N/A                   N/A                    $0



     *     First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management companies that have, in the aggregate, thirty series companies managed by SAM.

     The officers of the Trust received no compensation for their services as officers or, if applicable, as Trustees.

     At September 18, 1996, the Trustees and officers of the Managed Bond Trust owned none of the outstanding shares of the Managed Bond Fund.

                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                             (Money Market Trust)
                                                   For the Fiscal Year Ended March 31, 1996
                                                      Pension or
                                                      Retirement                                   Total Compensation
                              Aggregate               Benefits Accrued      Estimated Annual       From Registrant and
                              Compensation            As Part of Fund       Benefits               Fund Complex Paid to
       Trustee                from Registrant         Expenses              Upon Retirement        Trustees
       -------                ---------------         ------------          ---------------        ----------------

       Boh A. Dickey          $0                      N/A                   N/A                    $0

       Barbara J. Dingfield   $2,095                  N/A                   N/A                    $24,813


       Richard E. Lundgren    $2,095                  N/A                   N/A                    $24,813

       Larry L. Pinnt         $2,095                  N/A                   N/A                    $24,813

       John W. Schneider      $2,095                  N/A                   N/A                    $24,813


       Richard W. Hubbard     $2,095                  N/A                   N/A                    $23,000

       David F. Hill*         $0                      N/A                   N/A                    $0



     *     First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as trustee for six other registered open-end, management investment companies that have, in the aggregate, twenty-nine series companies managed by SAM.

     The officers of the Trust receive no compensation for their service as officers or, if applicable, as Trustees.

     At June 30, 1996, the Trustees and officers of the Money Market Trust as a group owned less than 1% of the outstanding shares of the Money Market Fund.

                                                   COMPENSATION TABLE FOR CURRENT TRUSTEES
                                                           (Tax-Exempt Bond Trust)
                                                   For the Fiscal Year Ended March 31, 1996
                                                      Pension or
                                                      Retirement                                   Total Compensation
                              Aggregate               Benefits Accrued      Estimated Annual       From Registrant and
                              Compensation            As Part of Fund       Benefits               Fund Complex Paid to
       Trustee                from Registrant         Expenses              Upon Retirement        Trustees
       -------                ---------------         ------------          ---------------        -----------------

       Boh A. Dickey          $0                      N/A                   N/A                    $0

       Barbara J. Dingfield   $4,547                  N/A                   N/A                    $24,813
       Richard E. Lundgren    $4,547                  N/A                   N/A                    $24,813

       Larry L. Pinnt         $4,547                  N/A                   N/A                    $24,813

       John W. Schneider      $4,547                  N/A                   N/A                    $24,813

       Richard W. Hubbard     $4,547                  N/A                   N/A                    $23,000

       David F. Hill*         $0                      N/A                   N/A                    $0


     *     First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of a Trust are compensated by that Trust. Each Trustee also serves as trustee for six other registered open-end, management investment companies that have, in the aggregate, twenty-six series companies managed by SAM.

     The officers of a Trust received no compensation for their services as officers or, if applicable, trustees.

     At June 30, 1996, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Tax-Exempt Fixed Income Fund.


     INVESTMENT ADVISORY AND OTHER SERVICES

     SAFECO Asset Management Company ("SAM"), SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

     The following individuals have the following positions and offices with the Trusts, SAM, SAFECO Securities and SAFECO Services.



                                                                                              SAFECO               SAFECO
                 Name                        Trusts                     SAM                   Securities           Services
                 ----                        ------                     ---                   ----------           --------

                 B. A. Dickey                Chairman                   Director                                   Director
                                             Trustee                    Chairman

                 D. F. Hill                  President                  Senior                President            President
                                             Trustee                    Vice                  Director             Secretary
                                                                        President             Secretary            Director
                                                                        Director

                 N. A. Fuller                Vice President             Vice                  Vice                 Vice President
                                             Controller                 President             President            Controller
                                             Assistant                  Controller            Controller           Assistant
                                             Secretary                  Secretary             Assistant            Secretary
                                                                        Treasurer             Secretary            Treasurer
                                                                                              Treasurer

                 R.L. Spaulding              Vice President             Vice                  Director             Director
                                             Treasurer                  Chairman
                                                                        Director

                 S.C. Bauer                                             President
                                                                        Director


     Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO Corporation and Mr. Spaulding is a Treasurer and Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

     In connection with its investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund, that includes furnishing office facilities, books, records and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

     The Trust Instrument of each Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

     SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund.

     For the services and facilities furnished by SAM, each Fund has agreed to pay an annual fee computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:

                      Intermediate Treasury Fund

       Net Assets                           Fee
       $0 - $250,000,000                    .55 of 1%
       $250,000,001 - $500,000,000          .45 of 1%
       $500,000,001 - $750,000,000          .35 of 1%
       Over $750,000,000                    .25 of 1%


                           Managed Bond Fund

       Net Assets                           Fee
       $0 - $100,000,000                    .50 of 1%
       $100,000,001 - $250,000,000          .40 of 1%
       Over $250,000,000                    .35 of 1%

                            Washington Fund

       Net Assets                           Fee
       $0 - $250,000,000                    .65 of 1%

       $250,000,001 - $500,000,000          .55 of 1%
       $500,000,001 - $750,000,000          .45 of 1%
       Over $750,000,000                    .35 of 1%

                    Municipal and California Funds

       Net Assets                           Fee
       $0 - $100,000,000                    .55 of 1%
       $100,000,001 - $250,000,000          .45 of 1%
       $250,000,001 - $500,000,000          .35 of 1%
       Over $500,000,000                    .25 of 1%

                           Money Market Fund

       Net Assets                           Fee
       $0 - $250,000,00                     .50 of 1%
       $250,000,001 - $500,000,000          .40 of 1%
       $500,000,001 - $750,000,000          .30 of 1%
       Over $750,000,000                    .25 of 1%


     Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM has agreed to reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expenses, and extraordinary expenses) exceed the limits prescribed by any state in which a Fund's shares are qualified for sale. Presently, the most restrictive expense ratio limitation imposed by any such state is 2.5% of the first $30 million of a Fund's average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of the remaining net assets. For the purpose of determining whether a Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If a Fund is entitled to a reimbursement, that month's advisory fee will be reduced or postponed, with any adjustment made after the end of the fiscal year.

     The following states the total amounts of compensation paid by each Fund to SAM for the past three fiscal years or periods (or since its initial public offering in the case of the Managed Bond Fund):

                            Intermediate Treasury Fund

                                    Year Ended

        September 30, 1995     September 30, 1994       September 30, 1993
        ------------------     ------------------       ------------------

             $71,000                 $77,000                 $ 72,000



                                 Managed Bond Fund

                               Year or Period Ended

                                                 February 28, 1994
                                           (Initial Public Offering) to
             December 31, 1995                  December 31, 1994
             -----------------               -------------------------

                  $22,720                             $15,869


                                         Tax-Exempt Fixed Income Funds

                                                  Year Ended

                                    March 31, 1996           March 31, 1995          March 31, 1994
                                    --------------           --------------          ---------------

       Municipal Bond Fund             $2,020,685               $2,010,754              $2,248,615

       California Fund                   $365,684                 $364,000                $455,505

       Washington Fund                    $39,038                  $31,475                 $18,350




                               Money Market Fund

                             Year or Period Ended

        March 31, 1996         March 31, 1995         March 31, 1994
        --------------         --------------         --------------

           $864,914               $840,727               $690,549

     Distribution Arrangements. SAFECO Securities is the principal underwriter for each Fund and acts as the distributor of the Advisor Class A and Advisor Class B shares of each Fund under a Distribution Agreement with each Trust that requires SAFECO Securities to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously.

     Under separate plans of distribution pertaining to the Advisor Class A and Advisor Class B shares of each Fund adopted by each Trust in the manner prescribed under Rule 12b-1 under the 1940 Act (each a "Plan"), each Advisor Class pays fees described in the Prospectus.

     Among other things, each Plan provides that (1) SAFECO Securities will submit to each Trust's Board of Trustees at least quarterly, and the trustees will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect so long as they are approved at least annually and any material amendment thereto is approved, by each respective Trust's Board of Trustees, including those Trustees who are not "interested persons" of each Trust and who have no Plan, acting in person at the meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding voting securities of the relevant Advisor Class of that Fund and (4) while the Plan remains in effect, the selection and nomination of Trustees who are not "interested persons" of each Trust shall be committed to the discretion of each of the Trustees who are not "interested persons" of each Trust.

     In reporting amounts expended under the Plans to each Trust's Board of Trustees, SAFECO Securities will allocate expenses attributable to the sale of each Advisor Class of Fund shares to such Advisor Class based on the ratio of sales of shares of such Advisor Class to the sales of all Advisor Classes of shares. Expenses attributable to a specific Advisor Class will be allocated to that Advisor Class.

     In approving the adoption of each Plan, each Trust's Board of Trustees determined that the adoption was in the best interests of the Funds' shareholders.

     In the event that a Plan is terminated or not continued with respect to the Advisor Class A or Advisor Class B shares of any Fund, (i) no fees would be owed by the Fund to SAFECO Securities with respect to that class, and (ii) the Fund would not be obligated to pay SAFECO Securities for any amounts expended under the Plan not previously recovered by SAFECO Securities.

     The Plans comply with rules of the National Association of Securities Dealers, Inc. which limit the annual asset-based sales charges and service fees that a mutual fund may impose on a class of shares to .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of that class, plus interest at the prime rate plus 1% per annum.

     Custodian. U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle, Washington 98111, is the custodian of the securities, cash and other assets of each Fund under an agreement with each Trust.

     Auditor. Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, is the independent auditor of each Fund's financial statements.

     SAFECO Services provides, or through subcontracts makes provision for, all required transfer agency activity, including maintenance of records of each Fund's shareholders, records of transactions involving each Fund's shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distribution. For the Intermediate Treasury, Managed Bond and Tax-Exempt Fixed Income Funds, SAFECO Services is paid a fee for these services equal to $32.00 per shareholder account, but not to exceed .30% of each Fund's average net assets. For the Money Market Fund, SAFECO Services is paid a fee of $34.00 per shareholder account, but not to exceed .30% of each Fund's average net assets. The following tables shows the fees paid by each Fund to SAFECO Services during the past three fiscal years.

                            Intermediate Treasury Fund

                                    Year Ended*

       September 30, 1995      September 30, 1994       September 30, 1993

             $33,000                 $25,000                 $23,000

                                Managed Bond Fund

                              Year or Period Ended*

                                               February 28, 1994
                                          (Initial Public Offering) to
            December 31, 1995                 December 31, 1994
            -----------------              --------------------------

                   $309                               $96


                                  Money Market Fund

                                     Year Ended*

         March 31, 1996           March 31, 1995           March 31, 1994

            $424,260                 $385,495                 $308,090



                                       Tax-Exempt Fixed Income Funds

                                           Year or Period Ended*

                                     March 31, 1996          March 31, 1995          March 31, 1994

       Municipal Bond Fund            $511,005                     $531,978                $557,561

       California Fund                 $68,839                      $68,840                 $66,667

       Washington Fund                  $2,842                       $3,219                  $2,801


     * Tables reflect fees of $3.10 per shareholder transaction payable pursuant to the prior fee schedule.


     BROKERAGE PRACTICES

     SAM places orders for the purchase or sale of each Fund's portfolio securities based on various factors including:

     (1) Which broker gives the best execution (i.e., which broker is able to trade the securities in the size and at the price desired and on a timely basis);

     (2)    Whether the broker is known as being reputable; and,

     (3) All other things being equal, which broker has provided useful research services.

     Such research services as are furnished during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's staff, and personal visits by such analysts and brokerage strategists and economists to SAM's office) are used to advise all clients including the Funds, but not all such research services furnished to SAM are used by it to advise the Funds. SAM does not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. Purchases and sales of portfolio securities are transacted with the issuer or with a primary market maker acting as principal for the securities on a net basis with no commission being paid by the Funds. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and asked prices. Occasionally the Funds may make purchases of underwritten issues at prices that include underwriting fees.

     REDEMPTION IN KIND

     If a Trust concludes that cash payment upon redemption to a shareholder of a Fund would be prejudicial to the best interest of other shareholders of a Fund, a portion of the payment may be made in kind. Each Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust must redeem shares tendered by a shareholder of a Fund solely in cash up to the lesser of $250,000 or 1% of a net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

     FINANCIAL STATEMENTS

     The following financial statements for the Intermediate Treasury Fund and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Taxable Bond Trust's Annual Report for the year ended September 30, 1995.

            Portfolio of Investments as of September 30, 1995
            Statement of Assets and Liabilities as of September 30, 1995 Statement of Operations for the Year Ended September 30, 1995

            Statement of Changes in Net Assets for the Years Ended September 30, 1995 and September 30, 1994
            Notes to Financial Statements

     The following unaudited financial statements for the Intermediate Treasury Fund are incorporated herein by reference to the Taxable Bond Trust's Semi-Annual Report for the period ending March 31, 1996.

            Portfolio of Investments as of March 31, 1996 (unaudited) Statement of Assets and Liabilities as of March 31, 1996 (unaudited)
            Statement of Operations for the Period Ended March 31, 1996 (unaudited)
            Statement of Changes in Net Assets for the Period Ended March 31, 1996 (unaudited)
            Notes to Financial Statements (unaudited)

     The following financial statements for the Managed Bond Fund (formerly Fixed Income Portfolio) and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Managed Bond Trust's (formerly Institutional Series Trust) Annual Report for the year ended December 31, 1995:

            Portfolio of Investments as of December 31, 1995
            Statement of Assets and Liabilities as of December 31, 1995 Statement of Operations for the Year Ended December 31, 1995 Statement of Changes in Net Assets for the Years Ended December 31, 1995 and December 31, 1994
            Notes to Financial Statements

     The following unaudited financial statements for the Managed Bond Fund are incorporated herein by reference to the Managed Bond Trust's Semi-Annual Report for the period ended June 30, 1996.

            Portfolio of Investments as of June 30, 1996 (unaudited)
            Statement of Assets and Liabilities as of June 30, 1996 (unaudited) Statement of Operations for the Period Ended June 30, 1996 (unaudited)
            Statement of Changes in Net Assets for the Period Ended June 30, 1996 (unaudited)
            Notes to Financial Statements (unaudited)

     The following financial statements for the Municipal Bond, California and Washington Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Tax-Exempt Bond Trust's Annual Report for the year ended March 31, 1996:

            Portfolio of Investments as of March 31, 1996
            Statement of Assets and Liabilities as of March 31, 1996 Statement of Operations for the Year Ended March 31, 1996 Statement of Changes in Net Assets for the Years Ended March 31, 1996 and March 31, 1995

            Notes to Financial Statements

     The following financial statements for the Money Market Fund and the report thereon of Ernst & Young LLP, independent auditors, are incorporated herein by reference to the Money Market Trust's Annual Report for the year ended March 31, 1996:

            Portfolio of Investments as of March 31, 1996
            Statement of Assets and Liabilities as of March 31, 1996 Statement of Operations for the Year Ended March 31, 1996 Statement of Changes in Net Assets for the Years Ended March 31, 1996 and March 31, 1995
            Notes to Financial Statements

     A copy of each Trusts' Annual Report and the Semi-Annual Report of the Intermediate Treasury and Managed Bond Funds accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-463-8791 or by writing to the address on the Prospectus cover.

     DESCRIPTION OF RATINGS

     Ratings by Moody's and S&P represent opinions of those organizations as to the investment quality of the rated obligations. Investors should realize these ratings do not constitute a guarantee that the principal and interest payable under these obligations will be paid when due.

                             Description of Bond Ratings

                                       Moody's

     Investment Grade Descriptions:
     -----------------------------

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Below Investment Grade Descriptions:
     -----------------------------------

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characteristics bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest-rated class of bonds. Issues so rated have extremely poor prospects of ever attaining any real investment standing.

                                         S&P

     Investment Grade Descriptions:
     -----------------------------

     AAA -- Debt rated "AAA" has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

     A -- Debt rated "A" has a very strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt rated in a higher category.

     BBB -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas, it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Below Investment Grade Descriptions:
     -----------------------------------

     BB, B, CCC, CC -- Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B -- Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC -- Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal.
      The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     C -- The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     Cl -- The rating Cl is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


                       Description of Commercial Paper Ratings

                                       Moody's

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

     Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

            .   Leading market positions in well-established industries.
            .   High rates of return on funds employed.
            .   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            .   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            .   Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                         S&P

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                     Description of Ratings for Municipal Notes,
               Tax-Exempt Demand Notes and Other Short-Term Obligations

                                       Moody's

     Moody's rates municipal notes and other short-term obligations using Moody's Investment Grade (MIG). A short-term obligation having a demand feature (a variable-rate demand obligation) will be designated VMIG. This distinction recognizes differences between short-term credit risk and long-term credit risk as well as differences between short-term issues making payments on fixed maturity dates (MIG) and those making payments on periodic demand (VMIG).

     MIG/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

                                         S&P

     Ratings for municipal notes and other short-term obligations are designated by Standard & Poor's note rating. These ratings reflect liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating.

     SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2   Satisfactory capacity to pay principal and interest.

     Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For the newer "demand notes," Standard & Poor's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

                             SAFECO TAXABLE BOND TRUST:
                     SAFECO INTERMEDIATE-TERM U.S. TREASURY FUND
                                   SAFECO GNMA FUND
                             SAFECO HIGH-YIELD BOND FUND

                             SAFECO MANAGED BOND TRUST:
                               SAFECO MANAGED BOND FUND

                                    No-Load Class

                         Statement of Additional Information

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the funds listed above (each a "Fund"). A copy of the Prospectus may be obtained by writing SAFECO Mutual Funds, No-Load Class Shares, P.O. Box 34890, Seattle, Washington 98124-1890, or by calling TOLL FREE:

                                     Nationwide
                                    1-800-426-6730

                                     Seattle Area
                                     206-545-5530

                           Hearing Impaired TDD/TTY Service
                                    1-800-438-8718

     The date of the most current Prospectus of the Funds to which this Statement of Additional Information relates is September 30, 1996.

     The date of this Statement of Additional Information is September 30,
     1996.

                                  TABLE OF CONTENTS

                                                                            Page
              INVESTMENT POLICIES  . . . . . . . . . . . . . . . . . . . .     2
              INVESTMENT POLICIES OF THE TAXABLE BOND FUNDS  . . . . . . .     2
              INVESTMENT POLICIES OF THE MANAGED BOND FUND . . . . . . . . .   7
              ADDITIONAL INVESTMENT INFORMATION  . . . . . . . . . . . . .    11
              PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS  . . . . . . . . . .    16
              ADDITIONAL TAX INFORMATION . . . . . . . . . . . . . . . . .    16
              ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE
              PER SHARE  . . . . . . . . . . . . . . . . . . . . . . . . .    17
              ADDITIONAL PERFORMANCE INFORMATION . . . . . . . . . . . . .    18
              TRUSTEES AND OFFICERS OF THE TRUSTS  . . . . . . . . . . . .    23
              INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . .    28
              BROKERAGE PRACTICES  . . . . . . . . . . . . . . . . . . . .    32
              REDEMPTION IN KIND . . . . . . . . . . . . . . . . . . . . .    32
              FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . .    32
              DESCRIPTION OF COMMERCIAL PAPER RATINGS  . . . . . . . . . .    33

     INVESTMENT POLICIES

     SAFECO Intermediate-Term U.S. Treasury Fund ("Intermediate Treasury Fund"), SAFECO GNMA Fund ("GNMA Fund") and SAFECO High-Yield Bond Fund ("High-Yield Bond Fund") (collectively "Taxable Bond Funds") are series of SAFECO Taxable Bond Trust ("Taxable Bond Trust"). SAFECO Managed Bond Fund ("Managed Bond Fund") is the only series of SAFECO Managed Bond Trust ("Managed Bond Trust" and, together with Taxable Bond Trust, the "Trusts"). The investment policies of the Taxable Bond Funds and the Managed Bond Fund (each a "Fund") are described in the Prospectus and this Statement of Additional Information. These policies state the investment practices that the Funds will follow, in some cases limiting investments to a certain percentage of assets, as well as those investment activities that are prohibited. The types of securities that a Fund may purchase are also disclosed in the Prospectus. Before a Fund purchases a security that the following policies permit, but that is not currently described in the Prospectus, the Prospectus will be amended or supplemented to describe the security. If a policy's percentage limitation is adhered to immediately after and as a result of the investment, a later increase or decrease in values, net assets or other circumstances will not be considered in determining whether a Fund complies with the applicable limitation (except to the extent the change may impact a Fund's borrowing limit).

     Each Fund's fundamental policies may not be changed without the approval of a "majority of its outstanding voting securities," as defined in the Investment Company Act of 1940, as amended ("1940 Act"). For purposes of such approval, the vote of a majority of the outstanding voting securities of a Fund means the vote, at a meeting of the shareholders of such Fund duly called, (i) of 67% or more of the voting securities present at such meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) of more than 50% of the outstanding voting securities, whichever is less.

     Non-fundamental policies may be changed without shareholder approval.

     INVESTMENT POLICIES OF THE TAXABLE BOND FUNDS

     Fundamental Investment Policies

     Each Taxable Bond Fund has adopted the following fundamental investment policies. Each Taxable Bond Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Govern-ment, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of its total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of a Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation.

     2. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

     3. Purchase or sell real estate, but this shall not prevent the Fund from investing in municipal obligations or other permitted investments secured by real estate or interests therein.

     4. Purchase or retain for the Fund's portfolio the securities of any issuer, if, to the Fund's knowledge, the officers or directors of the Fund, or its investment adviser, who individually own more than one-half (ONE-HALF) of one percent (1%) of the outstanding securities of such an issuer, together own more than five percent (5%) of such outstanding securities.

     5. High-Yield Bond and Intermediate Treasury Funds only: Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets at the time of such borrowing.

              GNMA Fund only: Borrow money, except from a bank or affiliates of SAFECO Corporation at an interest rate not greater than that available to the GNMA Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of its total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing.

              Each Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

     6. Pledge, mortgage or hypothecate its assets, except that to secure borrowings permitted by subparagraph (5) above, it may pledge securities having a market value at the time of pledge not exceeding ten percent (10%) of the cost of the Fund's total assets.

     7. Purchase or sell commodities or commodity contracts, other than futures contracts, or invest in oil, gas or other mineral exploration or development programs or in arbitrage transactions.

     8. Make short sales of securities or purchase securities on margin, except for margin deposits in connection with futures contracts and such short-term credits as are necessary for the clearance of transactions.

     9. Participate on a joint or a joint-and-several basis in any trading account in securities, except that the Fund may, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates, join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof.

     10. Purchase from or sell portfolio securities to any officer or director, the Fund's investment adviser, principal underwriter or any affiliates or subsidiaries thereof; provided, however, that this prohibition shall not prohibit the Fund from purchasing with the up to $7,000,000 raised through the sale of up to 700,000 shares of common stock to SAFECO Life Insurance Company, portfolio securities from subsidiaries of SAFECO Corporation prior to the effective date of the Fund's initial public offering.

     11. Purchase securities (other than obligations issued or guaranteed by the United States Government, its agencies or instrumentalities), if as a result twenty-five percent (25%) or more of the Fund's total assets would be invested in one industry (governmental issuers of securities are not considered part of any one industry).

     12. Purchase shares of common stock, other than those issued by other regulated investment companies (or, with respect to the High-Yield Bond and Intermediate Treasury Funds only, when the acquisition of such common stocks, rights or other equity interests is consistent with the High-Yield Bond and Intermediate Treasury Funds' investment objectives). Generally, the High-Yield Bond and Intermediate Treasury Funds will only hold such equity securities as a result of purchases or unit offerings of fixed-income securities which include such equity securities or in connection with an actual or proposed conversion or exchange of fixed-income securities.

     13. Issue or sell any senior security, except that this restriction shall not be construed to prohibit the Fund from borrowing funds
              (i) on a temporary basis as permitted by Section 18(g) of the 1940 Act or (ii) from any bank provided, that immediately after such borrowing, there is an asset coverage of at least three hundred percent (300%) for all such borrowings and provided, further, that in the event that such asset coverage shall at any time fall below three hundred percent (300%), the Fund shall, within three (3) days thereafter (not including Sundays and holidays), or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least three hundred percent

              (300%). For purposes of this restriction, the terms "senior security" and "asset coverage" shall be understood to have the meaning assigned to those terms in Section 18 of the 1940 Act.

     14. Purchase securities of any issuer, if, as a result, more than ten percent (10%) of any class of securities of such issuer would be owned by the Fund.

     15. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     16. Purchase or otherwise acquire securities which are illiquid or subject to legal or contractual restrictions on resale, if as a result more than ten percent (10%) of the Fund's (five percent (5%) of the GNMA Fund's) total assets would be invested in such securities.

     17. Make loans, except through the purchase of a portion or all of an issue of debt or money market securities in accordance with its investment objective, policies and restrictions, or through investments in qualified repurchase agreements (provided, however, that a Fund shall not invest more than ten percent (10%) of its total assets in qualified repurchase agreements maturing in more than seven (7) days), or through qualified loan agreements (by making secured loans of its portfolio securities which amount to not more than five percent (5%) of its total assets).

     Non-Fundamental Investment Policies

     In addition to the policies described in the Prospectus, each Taxable Bond Fund has adopted the following non-fundamental investment policies which may be changed without shareholder approval:

     1. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers, including their predecessors, which have been in operation for less than three years.

     2.       The Fund will not issue long-term debt securities.

     3. The Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

     4. The Fund will not trade in foreign currency, except as may be necessary to convert the proceeds of the sale of foreign securities in the Fund's portfolio into U.S. dollars.

     5. The Fund may purchase "when-issued" or "delayed-delivery" securities or purchase or sell securities on a "forward commitment" basis.

     6. The Fund will not invest in any security issued by a commercial bank unless (a) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of a United States bank which does not have assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal sum of each investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (b) in the case of a U.S. bank, it is a member of the FDIC and (c) in the case of a foreign bank, the security is, in the opinion of the Fund's investment adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investment in securities issued by foreign branches of U.S. banks, provided the U.S. banks meet the foregoing requirements.

     7. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy, and it may dispose of securities whenever its investment adviser deems advisable without regard to the length of time they have been held.

     8. The Intermediate Treasury Fund may invest up to five percent (5%) of its total assets in Yankee Sector debt securities and up to five percent (5%) of its total assets in Eurodollar bonds.

     9. The Intermediate Treasury Fund and High-Yield Bond Fund may each invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax. The GNMA Fund may not invest in such tax-exempt securities.

     INVESTMENT POLICIES OF THE MANAGED BOND FUND

     Fundamental Investment Policies

     The Managed Bond Fund has adopted the following fundamental investment policies. The Managed Bond Fund will NOT:

     1. Purchase the securities of any issuer (except the U.S. Government, its agencies or instrumentalities) if as a result more than five percent (5%) of the value of total assets at the time of purchase would be invested in the securities of such issuer, except that up to twenty-five percent (25%) of the value of the Fund's assets (which twenty-five percent (25%) shall not include securities issued by another investment company) may be invested without regard to this five percent (5%) limitation.

     2. Purchase the securities of any issuer (other than obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities) if, as a result, more than ten percent (10%) of any class of securities of such issuer will be held by the Fund.

     3. With respect to one hundred percent (100%) of the value of its total assets, purchase more than ten percent (10%) of the outstanding voting securities of any one issuer (other than U.S. Government securities).

     4. Purchase securities, if as a result, twenty-five percent (25%) or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in any one industry. Securities of foreign banks and foreign branches of U.S. banks are considered to be one industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to certificates of deposits or bankers' acceptances issued by domestic banks.

     5. Purchase securities on margin, except for short-term credits necessary for the clearance of transactions.

     6. Make short sales of securities (sales of securities not presently owned).

     7. Make loans, except through the purchase of a portion or all of an issue of debt securities in accordance with the Fund's investment objective, policies and restrictions or through investments in qualified repurchase agreements.

     8. Borrow money, except from a bank or SAFECO Corporation or its affiliates at an interest rate not greater than that available to the Fund from commercial banks, for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding twenty percent (20%) of the value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after such borrowing.

     9. Underwrite any issue of securities, except to the extent that the purchase of permitted investments directly from the issuer in accordance with the Fund's investment objective, policies and restrictions and the subsequent disposition thereof may be deemed to be underwriting or the later disposition of restricted securities acquired within the limits imposed on the acquisition of such securities may be deemed to be an underwriting.

     10. Purchase or sell real estate or real estate limited partnerships (unless acquired as a result of the ownership of securities or instruments) but this shall not prevent the Fund from investing in permitted investments secured by real estate or interests therein or in real estate investment trusts.

     11. Purchase or sell commodities, commodity contracts or futures contracts.

     12. Participate on a joint or joint-and-several basis in any trading account in securities, except that the Fund may join with other transactions executed by the investment adviser or the investment adviser's parent company and any subsidiary thereof, for the purpose of seeking better net results on portfolio transactions or lower brokerage commission rates.

     13. Issue or sell any senior security, except as permitted under the 1940 Act.


     Non-Fundamental Investment Policies

     The Managed Bond Fund has adopted the following non-fundamental investment policies which may be changed without shareholder approval:

      1.      The Fund will not issue long-term debt securities.

      2. The Fund will not invest in any security for the purpose of acquiring or exercising control or management of the issuer.

      3. The Fund will not invest in oil, gas or other mineral exploration or development programs or leases.

      4. The Fund will not invest in or sell (write) puts, calls, strad-dles, spreads or any combinations thereof.

      5. The Fund will not invest more than five percent (5%) of its total assets in securities of issuers (including predecessor companies of the issuer) having a record of less than three years continuous operation.

      6. The Fund will not invest in securities with unlimited liability, e.g., securities the holder of which may be assessed for amounts in addition to the subscription or other price paid for the security.

      7. The Fund will not invest more than ten percent (10%) of its total assets in qualified repurchase agreements and will not invest in qualified repurchase agreements maturing in more than seven (7) days.

      8. The Fund will not purchase the securities of any other investment company, except by purchase in the open market where no commission or profit to a broker or dealer results from such purchase other than the customary broker's commissions, or except as part of a merger, consolidation or acquisition. The Fund shall not invest more than ten percent (10%) of its total assets in shares of other investment companies, invest more than five percent (5%) of its total assets in a single investment company nor purchase more than three percent (3%) of the outstanding voting securities of a single investment company.

      9. The Fund will not purchase securities if borrowings equal to or greater than five percent (5%) of the Fund's total assets are outstanding.

     10. The Fund will invest at least sixty-five percent (65%) of its total assets in fixed income obligations.

     11. The Fund will invest at least fifty percent (50%) of its total assets in obligations of or guaranteed by the U.S. Government, its agencies and instrumentalities.

     12. The Fund may invest up to fifty percent (50%) of its total assets in corporate debt securities or Eurodollar bonds.

     13. The Fund may invest up to ten percent (10%) of its total assets in Yankee Sector debt obligations.

     14. The Fund may purchase securities on a when-issued or delayed-delivery basis or may purchase or sell securities on a forward commitment basis.

     15. The Fund may temporarily invest its cash in high quality commercial paper, certificates of deposit, shares of no-load, open-end money market funds (subject to the percentage limitations set forth in subparagraph 8 above), repurchase agreements (subject to the limitations set forth in subparagraph 7 above) or any other short-term instrument the Fund's investment adviser deems appropriate.

     16. The Fund may hold cash as a temporary defensive measure when market conditions so warrant.

     17. The Fund shall not engage primarily in trading for short-term profits, but it may from time to time make investments for short-term purposes when such action is believed to be desirable and consistent with sound investment policy. The Fund may dispose of securities whenever it deems advisable without regard to the length of time they have been held.

     18. The Fund may invest up to five percent (5%) of its total assets in securities the interest on which, in the opinion of counsel for the issuer, is exempt from federal income tax.

     WHILE THE FUND HAS THE AUTHORITY TO INVEST IN THE FOLLOWING TYPES OF SECURITIES, IT HAS NO PRESENT INTENTION TO DO SO IN THE COMING YEAR.

     BEFORE THE FUND PURCHASES ANY OF THESE SECURITIES, THE PROSPECTUS WILL BE AMENDED BY SUPPLEMENT TO DESCRIBE THE SECURITY.

     19. The Fund may invest up to five percent (5%) of its total assets in shares of real estate investment trusts.

     20. The Fund may purchase securities subject to legal or contractual restrictions on resale or illiquid securities, if no more than fifteen percent (15%) of the Fund's total assets would be invested in such securities.

     21. The Fund may purchase foreign securities, provided that such purchase, at the time thereof, would not cause more than ten percent (10%) of the total assets of the Fund (taken at market value) to be invested in foreign securities.

     22. The Fund will not buy or sell foreign currency, except as may be necessary to invest the proceeds of the sale of any foreign securities held by the Fund in U.S. dollars.

     ADDITIONAL INVESTMENT INFORMATION

     The Funds may make the following investments, among others, although they may not buy all of the types of securities that are described.

     1. Repurchase Agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or recognized securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. A Fund maintains custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such securities. If the value of these securities is less than the repurchase price, plus any agreed-upon additional amount, the other party to the agreement must provide additional collateral so that at all times the collateral is at least equal to the repurchase price, plus any agreed-upon additional amount.

              Each Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by SAM to present minimum credit risks in accordance with guidelines established by its Board of Trustees. SAM will review and monitor the creditworthiness of those institutions under the general supervision of the Board of Trustees.

     2. When-Issued or Delayed-Delivery Securities. Under this proce-dure, a Fund agrees to acquire securities (whose terms and conditions, including price, have been fixed by the issuer) that are to be issued and delivered against payment in the future. Delivery of securities so sold normally takes place 30 to 45 days

              (settlement date) after the date of the commitment. No interest is earned by a Fund prior to the settlement date. The value of securities sold on a when-issued or delayed-delivery basis may fluctuate before the settlement date and a Fund bears the risk of such fluctuation from the date of purchase. A Fund may dispose of its interest in those securities before delivery.

              A Fund will commit to purchase such securities only with the intent of actually acquiring the securities when issued. Assets which are short-term, high-quality obligations will be earmarked in anticipation of making payments for securities purchased on a when-issued basis.

     3. Yankee Debt Securities and Eurodollar Bonds. Yankee debt securities are securities issued in the U.S. by foreign issuers. These bonds involve investment risks that are different from those of domestic issuers. Such risks may include nationalization of the issuer, confiscatory taxation by the foreign government, establishment of controls by the foreign government that would inhibit the ability of the issuer to make principal and interest payments to a Fund, lack of comparable publicly available information concerning foreign issuers, lack of comparable accounting and auditing practices in foreign countries and finally, difficulty in enforcing claims against foreign issuers in the event of default.

              SAM will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers. Because public information is not always comparable to that available on domestic issuers, this may not be possible. Therefore, while SAM will make every effort to select investment in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, that may not always be possible.

              Eurodollar bonds are denominated in U.S. dollars. A Fund will purchase Eurodollar bonds through U.S. securities dealers and hold such bonds in the United States. The delivery of Eurodollar bonds to a Fund's custodian in the United States may cause slight delays in settlement which are not anticipated to affect any Fund in any material, adverse manner. Eurodollar bonds issued by foreign issuers are subject to the same risks as Yankee sector bonds.

     4. Municipal Securities. Municipal securities include obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax. Generally, when market interest rates rise, the price of municipal securities will fall, and when market interest rates fall, the price of these securities will rise. There is also a risk that the issuer of a municipal security will fail to make timely payments of principal and interest to the Fund.

     The Taxable Bond Funds may also purchase the following types of securities:

     1. Restricted Securities and Rule 144A Securities. Restricted securities are securities that may be sold only in a public offering with respect to which a registration statement is in effect under the 1933 Act or, if they are unregistered, in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to further facilitate efficient trading among institutional investors by permitting the sale of Rule 144A securities to qualified institutional buyers without registration under the 1933 Act. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. SAM, acting under guidelines established by the Taxable Bond Trust's Board of Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid.
              Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. To the extent privately placed securities are illiquid, purchases thereof will be subject to any limitations on investments in illiquid securities. Restricted securities for which no market exists are priced at fair value as determined in accordance with procedures approved and periodically reviewed by the Taxable Bond Trust's Board of Trustees.

     2. Mortgage-Backed Securities. Unlike conventional bonds, the principal with respect to GNMA securities is paid back over the life of the loan rather than at maturity. Consequently, the GNMA Fund will receive monthly scheduled payments of both principal and interest. In addition, the GNMA Fund may receive unscheduled principal payments representing unscheduled prepayments on the underlying mortgages. Since the GNMA Fund must reinvest scheduled and unscheduled principal payments at prevailing interest rates at the time of such investment and such interest rates may be higher or lower than the current yield of the GNMA Fund's portfolio, GNMA securities may not be an effective means to lock in long-term interest rates. In addition, while prices of GNMA securities, like conventional bonds, are inversely affected by changes in interest rate levels, because of the likelihood of increased prepayments of mortgages in times of declining interest rates, they have less potential for capital appreciation than comparable fixed-income securities and may in fact decrease in value when interest rates fall.

              The rate of interest payable on CMO classes may be set at levels that are either above or below market rates at the time of issuance, so that the securities will be sold at a substantial premium to, or at a discount from, par value. If the mortgage assets underlying a CMO experience greater than anticipated principal prepayments, an investor may fail to recoup fully its initial investment even though the security is government issued or guaranteed.

              Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, a CMO may be structured so that its yield moves in the same direction as market interest rates - i.e., the yield may increase as rates increase and decrease as rates decrease - but may do so more rapidly or to a greater degree. Other CMO classes may be structured to pay floating interest rates that either move in the same direction or the opposite of short-term interest rates. The market value of such securities may be more volatile than that of a fixed rate obligation. Such interest rate formulas may be combined with other CMO characteristics. The GNMA Fund will not invest in interest-only or principal-only classes -- such investments are extremely sensitive to changes in interest rates.

     3. Illiquid Securities. Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which they are valued. Due to the absence of an active trading market, a Fund may experience difficulty in valuing or disposing of illiquid securities. SAM determines the liquidity of the securities under guidelines adopted by the Trust's Board of Trustees.

     The Managed Bond Fund may also purchase the following type of securities:

     1. Asset-backed Securities. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets such as consumer loans, automobile receivable securities, credit card receivable securities, and installment loan contracts. The assets underlying the securities are securitized through the use of trusts and special purpose corporations. These securities may be supported by credit enhancements such as letters of credit. Payment of interest and principal ultimately depends upon borrowers paying the underlying loans. Repossessed collateral may be unavailable or inadequate to support payments on defaulted asset-backed securities. In addition, asset-backed securities are subject to prepayment risks which may reduce the overall return of the investment.

              Automobile receivable securities represent undivided fractional interests in a trust whose assets consist of a pool of automobile retail installment sales contracts and security interests in vehicles securing the contracts. Payments of principal and interest on the certificates issued by the automobile receivable trust are passed through periodically to certificate holders and are generally guaranteed up to specified amounts by a letter of credit issued by a financial institution. Certificate holders may experience delays in payments or losses if the full amounts due on the underlying installment sales contracts are not realized by the trust because of factors such as unanticipated legal or administrative costs of enforcing the contracts, or depreciation, damage or loss of the vehicles securing the contracts.

              Credit card receivable securities are backed by receivables from revolving credit card accounts. Certificates issued by credit card receivable trusts generally are pass-through securities. Competitive and general economic factors and an accelerated cardholder payment rate can adversely affect the rate at which new receivables are credited to an account, potentially shortening the expected weighted average life of the credit card receivable security and reducing its yield. Credit card accounts are unsecured obligations of the cardholder.

     2. Zero Coupon Bonds. Zero coupon bonds do not make interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Managed Bond Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

              The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities.



     PRINCIPAL SHAREHOLDERS OF CERTAIN FUNDS

     At September 13, 1996, SAFECO Insurance Company of America ("SAFECO Insurance") owned 500,000 shares of the Intermediate Treasury Fund, which represented 35.0% of the outstanding shares of the Fund. SAFECO Insurance is a Washington corporation and a wholly owned subsidiary of SAFECO Corporation, each of which has its principal place of business at SAFECO Plaza, Seattle, WA 98185. At September 13, 1996, SAFECO Corporation owned 500,000 shares of High-Yield Bond Fund, which represented 9.3% of the Fund's outstanding shares. SAFECO Corporation is a Washington corporation and a holding company whose primary subsidiaries are engaged in the insurance and related financial services businesses.

     At September 13, 1996, the principal shareholders of the Managed Bond Fund were as follows: Crista Ministries, whose address of record is P.O. Box 330303, Seattle, WA 98133, owned 91,375 shares, which represented 18.4% of the Fund's outstanding shares. Massman Construction Co. PSRT, whose address of record is 8901 Stateline, Kansas City, MO 64114, owned 233,262 shares, which represented 47.0% of the Fund's outstanding shares. Crown Packaging Corp. PS&P, whose address of record is 8514 Eager Road, St. Louis, MO 63144, owned 155,933 shares, which represented 31.4% of the Fund's outstanding shares.

     Principal shareholders of a Fund may control the outcome of a shareholder vote.


     ADDITIONAL TAX INFORMATION

     Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 ("Code"). In order to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain). Each Fund intends to make sufficient distributions to shareholders to relieve it from liability for federal excise and income taxes.

     Each Fund is treated as a separate corporation for federal income tax purposes.

     The excess of net long-term capital gains over net short-term capital loss realized by a Fund on portfolio transactions, when distributed by the Fund, is subject to long-term capital gains treatment under the Code, regardless of how long you have held the shares of the Fund.
     Distributions of net short-term capital gains realized from portfolio transactions are treated as ordinary income for federal income tax purposes. The tax consequences described above apply whether distributions are taken in cash or in additional shares. Redemptions and exchanges of shares of a Fund may result in a capital gain or loss for federal income tax purposes.

     If shares of a Fund are sold at a loss after being held for one year or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable dividend or capital gain distribution.

     Each Fund is required to withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and those distributions for shareholders who otherwise are subject to backup withholding.

     These are tax requirements that all mutual funds must follow in order to avoid federal taxation. The Funds may have to limit investment activity in some types of securities in order to adhere to these requirements.


     ADDITIONAL INFORMATION ON CALCULATION OF NET ASSET VALUE PER SHARE

     Each Fund determines its net asset value per share ("NAV") by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the Fund holds plus cash and other assets, including interest accrued but not yet received) and dividing the result by the total number of shares outstanding. The NAV of the No-Load Class of each Fund is calculated as of the close of regular trading on the New York Stock Exchange ("Exchange") every day the Exchange is open for trading. The Exchange is closed on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV is determined separately for each class of shares of each Fund.

     Short-term securities held in a Fund's portfolio having a remaining maturity of less than 60 days when purchased, and securities originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less, may be valued at cost adjusted for amortization of premiums or accrual of discounts or under such other methods as a Board of Trustees may from time to time deem to be appropriate. The cost of those securities that had original maturities in excess of 60 days shall be determined by their fair market value as of the 61st day prior to maturity. All other securities and assets in the portfolio will be appraised in accordance with those procedures established by a Board of Trustees in good faith in computing the fair market value of those assets.

     ADDITIONAL PERFORMANCE INFORMATION

     Effective September 30, 1996 all of the then-existing shares of each Fund were redesignated No-Load Class shares, and the Intermediate Treasury and Managed Bond Funds commenced offering Advisor Class A and Advisor Class B shares.

     The yield and total return calculations set forth below are for the dates indicated and are not a prediction of future results.

     The yields for the No-Load Class of the Taxable Bond Funds for the 30-day period ended September 30, 1995 were as follows:

                      Intermediate Treasury Fund        5.41%
                      GNMA Fund                         6.81%
                      High-Yield Bond Fund              9.35%

     The yields for the No-Load Class of the Taxable Bond Funds for the 30-day period ended March 31, 1996 were as follows:

                      Intermediate Treasury Fund        4.47%
                      GNMA Fund                         6.39%
                      High-Yield Bond Fund              8.68%

     The yields for the No-Load Class of the Managed Bond Fund for the 30-day periods ended December 31, 1995 and June 30, 1996 were 4.78% and 5.04%, respectively.

     Yield is computed using the following formula:

                                           a-b    6
                      Yield    =       2[( --- +1) -1]
                                           cd

              Where:           a =     dividends and interest earned during the
                                       period

                               b = expenses accrued for the period (net of reimbursements)

                               c =     the average daily number of shares
                                       outstanding during the period that were
                                       entitled to receive dividends

                               d = the maximum offering price per share on the last day of the period

     The total returns for the No-Load Class of each Taxable Bond Fund for the one-year, five-year and since initial public offering periods ended September 30, 1995 were as follows:
                                          Since
                                         Initial
                                          Public     # of   Date of Initial
                       1 Year   5 Year   Offering   Months  Public Offering
                       ------   ------   --------   ------  ---------------

      Intermediate
      Treasury Fund    11.07%   47.70%    70.45%      84    September 7, 1988

      GNMA Fund        11.49%   46.75%    93.95%     110      July 15, 1986

      High-Yield
      Bond Fund        11.43%   79.73%    82.98%      84    September 7, 1988



     The total returns for the one-year, five-year and since initial public offering ended March 31, 1996, for the No-Load Class of each Taxable Bond Fund were as follows:


                                        Since
                                       Initial
                                       Public     # of     Date of Initial
                     1 Year  5 Year   Offering   Months    Public Offering
                     ------  ------   --------   ------    ---------------

     Intermediate
     Treasury        9.58%   43.34%    73.91%      90     September 7, 1988

     Fund GNMA Fund  8.79%   39.61%    97.59%     116      July 15, 1986

     High-Yield
     Bond Fund       13.03%  77.74%    91.80%      90     September 7, 1988




     The total returns for the No-Load Class of the Managed Bond Fund for the one-year and since initial public offering periods ended December 31, 1995, were as follows:

                      One      Since Initial    # of    Date of Initial
                      Year     Public Offering  Months  Public Offering
                      ----     ---------------  ------  ---------------
     Managed
     Bond Fund        17.35%      13.82%        22      February 28, 1994

     The total returns for the No-Load Class of the Managed Bond Fund for the one-year and since initial public offering periods ended June 30, 1996 were as follows:

                      One      Since Initial    # of    Date of Initial
                      Year     Public Offering  Months  Public Offering
                      ----     ---------------  ------  ---------------
     Managed
     Bond Fund        4.49%    10.92%           28      February 28, 1994


     The average annual returns for the No-Load Class of each Taxable Bond Fund for the one-year, five-year and since initial public offering periods ended September 30, 1995 were as follows:

                                        Since
                                       Initial
                                       Public      # of   Date of Initial
                    1 Year    5 Year  Offering    Months  Public Offering
                    ------    ------  --------    ------  ---------------

     Intermediate
     Treasury Fund   11.07%    8.11%   7.92%        84    September 7, 1988

     GNMA Fund       11.49%    7.98%   7.49%        110   July 15, 1986

     High-Yield
     Bond Fund       11.43%   12.44%   9.01%        84    September 7, 1988


     The average annual returns for the No-Load Class of each Taxable Bond Fund for the one-year, five-year and since initial public offering periods ended March 31, 1996 were as follows:

                                         Since Initial
                                            Public      # of  Date of Initial
                  1 Year      5 Year       Offering    Months Public Offering
                  ------      ------     ------------- ------ ---------------

     Intermediate
     Treasury Fund   9.58%       7.47%       7.66%       90   September 7, 1988

     GNMA Fund       8.79%       6.90%       7.30%       116  July 15, 1986

     High-Yield
     Bond Fund      13.03%      12.19%       9.07%       90   September 7, 1988

     The average annual returns for the No-Load Class of the Managed Bond Fund for the one-year and since initial public offering periods ended December 31, 1995 were as follows:

                      One      Since Initial    # of    Date of Initial
                      Year     Public Offering  Months  Public Offering
                      ----     ---------------  ------  ---------------
     Managed
     Bond Fund        17.35%       7.32%        22      February 28, 1994


     The average annual returns for the No-Load Class of the Managed Bond Fund for the one-year and since initial public offering periods ended June 30, 1996 were as follows:

                      One      Since Initial    # of    Date of Initial
                      Year     Public Offering  Months  Public Offering
                      ----     ---------------  ------  ---------------
     Managed
     Bond Fund        4.49%        4.54%        28      February 28, 1994

     Total return is computed using the following formula:

                                     ERV-P
                               T = -------  x 100
                                      P

     The average annual total return is computed using the following formula:
                           n
                      A = ( (SQUARE ROOT) ERV/P - 1) x 100

              Where:  T        =       total return

                      A        =       average annual total return

                      n        =       number of years

                      ERV      =       ending redeemable value of a
                                       hypothetical $1,000
                                       investment at the end of a specified
                                       period of time

                      P        =       a hypothetical initial investment of
                                       $1,000

     In making the above calculation, all dividends and capital gain distributions are assumed to be reinvested at the Fund's NAV on the reinvestment date.

     In addition to performance figures, the Funds may advertise their rankings as calculated by independent rating services which monitor mutual funds' performance (e.g., CDA Investment Technologies, Lipper Analytical

     Services, Inc., Morningstar, Inc. and Wiesenberger Investment Companies Service). These rankings may be among mutual funds with similar objectives and/or size or with mutual funds in general. In addition, the Funds may advertise rankings which are in part based upon subjective criteria developed by independent rating services to measure relative performance. Such criteria may include methods to account for levels of risk and potential tax liability, sales commissions and expense and turnover ratios. These rating services may also base the measure of relative performance on time periods deemed by them to be representative of up and down markets. The Funds may also describe in their advertisements the methodology used by rating services to arrive at Fund ratings. In addition, the Funds may also advertise individual measurements of Fund performance published by the rating services.

     The Funds may occasionally reproduce articles or portions of articles about the Funds written by independent third parties such as financial writers, financial planners and financial analysts, which have appeared in financial publications of general circulation or financial newsletters (including but not limited to BARRONS, BUSINESS WEEK, FABIANS, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, MORNINGSTAR MUTUAL FUNDS, MUTUAL FUNDS FORECASTER, MUTUAL FUNDS MAGAZINE, MONEY MAGAZINE, NEWSWEEK, NO-LOAD FUND INVESTOR, NO-LOAD FUND X, NO-LOAD INVESTOR, PENSIONS & INVESTMENTS, RUKEYSER'S MUTUAL FUNDS, TELESWITCH, TIME MAGAZINE, U.S. NEWS AND WORLD REPORT, YOUR MONEY and THE WALL STREET JOURNAL).

     Each Fund may also present in its advertisements and sales literature (i) a biography or the credentials of its portfolio manager (including but not limited to educational degrees, professional designations, work experience, work responsibilities and outside interests), (ii) descriptions, including quotations attributable to the portfolio manager of the investment style used to manage a Fund's portfolio, the research methodologies underlying securities selection and a Fund's investment objective, (iii) current facts (including but not limited to number of employees, number of shareholders, business characteristics) about the Fund's investment adviser (SAM), or any sub investment adviser, the investment adviser's parent company (SAFECO Corporation) or the parent company of any sub investment adviser, or the SAFECO Family of Funds, and
     (iv) information about particular securities held in a Fund's portfolio.

     From time to time, each Fund may discuss its performance in relation to the performance of relevant indices and/or representative peer groups. Such discussions may include how a Fund's investment style (including but not limited to portfolio holdings, asset types, industry/sector weightings and the purchase and sale of specific securities) contributed to such performance.

     In addition, each Fund may comment on the market and economic outlook in general, on specific economic events, on how these conditions have impacted its performance and on how the portfolio manager will or has addressed such conditions.

     Performance information and quoted ratings are indicative only of past performance and are not intended to represent future investment results.


     TRUSTEES AND OFFICERS OF THE TRUSTS

                                     Position(s) Held with        Principal Occupation(s)
     Name and Address                the Trust                    During Past 5 Years
     ----------------                ---------------------        -----------------------


     Boh A. Dickey*                  Chairman and Trustee         President,  Chief Operating Officer, and Director
     SAFECO Plaza                                                 of SAFECO Corporation.  Previously, Executive Vice
     Seattle, WA 98185                                            President and Chief Financial Officer.  He has
     (51)                                                         been an executive officer of SAFECO Corporation
                                                                  subsidiaries since 1982.  See table under
                                                                  "Investment Advisory and Other Services."

     Barbara J. Dingfield            Trustee                      Manager, Corporate Contributions and Community
     Microsoft Corporation                                        Programs for Microsoft Corporation, Redmond,
     One Microsoft Way                                            Washington, a computer software company;  Director
     Redmond, WA 98052                                            and former Executive Vice President of Wright
     (50)                                                         Runstad & Co., Seattle, Washington, a real estate
                                                                  development company;  Director of First SAFECO
                                                                  National Life Insurance Company of New York.

     Richard W. Hubbard*             Trustee                      Retired Vice President and Treasurer of the Trust
     1270 NW Blakely Ct.                                          and other SAFECO Trusts; retired Senior Vice
     Seattle, WA 98177                                            President and Treasurer of SAFECO Corporation;
     (67)                                                         former President of SAFECO Asset Management
                                                                  Company; Director of First SAFECO National Life
                                                                  Insurance Company of New York.

     Richard E. Lundgren             Trustee                      Director of Marketing and Customer Relations,
     764 S. 293rd Street                                          Building Materials Distribution, Weyerhaeuser
     Federal Way, WA 98032                                        Company, Tacoma, Washington; Director of First
     (58)                                                         SAFECO National Life Insurance Company of New
                                                                  York.

     Larry L. Pinnt                  Trustee                      Retired Vice President and Chief Financial Officer
     1600 Bell Plaza                                              U.S. WEST Communications, Seattle, Washington;
     Room 1802                                                    Director of Key Bank of Washington, Seattle,
     Seattle, WA 98191                                            Washington; Director of University of Washington
     (61)                                                         Medical Center, Seattle, Washington; Director of
                                                                  Cascade Natural Gas Corporation, Seattle,
                                                                  Washington; Director of First SAFECO National Life
                                                                  Insurance Company of New York.




                                                                      22






                                     Position(s) Held with        Principal Occupation(s)
     Name and Address                the Trust                    During Past 5 Years
     ----------------                ---------------------        -----------------------

     John W. Schneider               Trustee                      President of Wallingford Group, Inc., Seattle,
     1808 N 41st St.                                              Washington; former President of Coast Hotels,
     Seattle, WA 98103                                            Inc., Seattle, Washington; Director of First
     (54)                                                         SAFECO National Life Insurance Company of New
                                                                  York.

     David F. Hill*                  President                    President of SAFECO Securities, Inc. and SAFECO
     SAFECO Plaza                    Trustee                      Services Corporation;  Senior Vice President of
     Seattle, WA 98185                                            SAFECO Asset  Management Company.  See table under
     (47)                                                         "Investment Advisory and other Services."

     Neal A. Fuller                  Vice President Controller    Vice President, Controller, Assistant Secretary
     SAFECO Plaza                    Assistant Secretary          and Treasurer of SAFECO  Securities, Inc. and
     Seattle, WA 98185                                            SAFECO Services Corporation; Vice President,
     (34)                                                         Controller, Secretary and Treasurer of SAFECO
                                                                  Asset Management Company; See table under
                                                                  "Investment Advisory and Other Services."

     Ronald L. Spaulding             Vice President               Vice Chairman of SAFECO Asset Management Company;
     SAFECO Plaza                    Treasurer                    Vice President and Treasurer of SAFECO
     Seattle, WA 98185                                            Corporation;  Vice President of SAFECO Life
     (52)                                                         Insurance Company; former Senior Portfolio Manager
                                                                  of SAFECO insurance companies;  former Portfolio
                                                                  Manager for several SAFECO mutual funds. See table
                                                                  under "Investment Advisory and Other Services."



     * Trustees who are interested persons as defined by the Investment Company Act of 1940.

                       COMPENSATION TABLE FOR CURRENT TRUSTEES
                              FOR THE FISCAL YEAR ENDED
                                  SEPTEMBER 30, 1995

                                                             (Taxable Bond Trust)



                             Aggregate CompensationPension or Retirement   Estimated Annual      Total Compensation From
                                                   Benefits Accrued As PartBenefits Upon         Registrant and Fund
              Trustee        from Registrant       of Fund Expenses        Retirement            Complex Paid to Trustees
              -------        ---------------       ---------------------   ----------------      --------------------


     Boh A. Dickey           $0                    N/A                     N/A                   $0

     Barbara J. Dingfield    $2,360                N/A                     N/A                   $22,737

     Richard E. Lundgren     $2,360                N/A                     N/A                   $22,737

     Larry L. Pinnt          $2,360                N/A                     N/A                   $22,737

     John W. Schneider       $2,360                N/A                     N/A                   $22,737

     Richard W. Hubbard      $2,568                N/A                     N/A                   $24,150

     David F. Hill*          $0                    N/A                     N/A                   $0



     *  First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management companies that have, in the aggregate, twenty-seven series companies managed by SAM.

     The officers of the Trust receive no compensation for their services as officers, or if applicable, as Trustees.

     At June 30, 1996 the Trustees and officers of the Taxable Bond Trust as a group owned less than 1% of the outstanding shares of each Taxable Bond Fund.

                       COMPENSATION TABLE FOR CURRENT TRUSTEES
                              FOR THE FISCAL YEAR ENDED
                                  DECEMBER 31, 1995

                                                             (Managed Bond Trust)
                                                                                                 Total Compensation
                                                     Pension or RetirementEstimated Annual       From Registrant and
                            Aggregate Compensation   Benefits Accrued As  Benefits Upon          Fund Complex Paid
     Trustee                from Registrant          Part of Fund ExpensesRetirement             to Trustees
     -------                ----------------------   -------------------------------------       -------------------


     Boh A. Dickey          $0                       N/A                  N/A                    $0

     Barbara J. Dingfield   $852                     N/A                  N/A                    $23,875

     Richard E. Lundgren    $852                     N/A                  N/A                    $23,875

     Larry L. Pinnt         $852                     N/A                  N/A                    $23,875

     John W. Schneider      $852                     N/A                  N/A                    $23,875

     Richard W. Hubbard     $960                     N/A                  N/A                    $26,900

     David F. Hill*         $0                       N/A                  N/A                    $0




     * First elected to the Board of Trustees in August, 1996.

     Currently, there is no pension, retirement, or other plan or any arrangement pursuant to which Trustees or officers of the Trust are compensated by the Trust. Each Trustee also serves as Trustee for six other registered open-end management companies that have, in the aggregate, thirty series companies managed by SAM.

     The officers of the Managed Bond Trust received no compensation for their services as officers or, if applicable, as Trustees.

     At September 18, 1996 the Trustees and officers of the Managed Bond Trust owned none of the outstanding shares of the Managed Bond Fund.

     INVESTMENT ADVISORY AND OTHER SERVICES

     SAM, SAFECO Securities, Inc. ("SAFECO Securities") and SAFECO Services Corporation ("SAFECO Services") are wholly-owned subsidiaries of SAFECO Corporation. SAFECO Securities is the principal underwriter of each Fund and SAFECO Services is the transfer, dividend and distribution disbursement and shareholder servicing agent of each Fund.

     The following individuals have the following positions and offices with the Trust, SAM, SAFECO Securities and SAFECO Services:

      Name                    Trust                SAM                 SAFECO                 SAFECO
      ----                    -----                ---                 Securities             Services
                                                                       ----------             --------


      B. A. Dickey            Chairman             Director                                   Director
                              Trustee              Chairman

      D. F. Hill              President            Senior Vice         President              President
                              Trustee              President           Director               Director
                                                   Director            Secretary              Secretary

      N. A. Fuller            Vice President       Vice President      Vice President         Vice President
                              Controller           Controller          Controller Assistant   Controller
                              Assistant            Secretary           Secretary Treasurer    Assistant
                              Secretary            Treasurer                                  Secretary
                                                                                              Treasurer

      R. L. Spaulding         Vice President       Vice Chairman       Director               Director
                              Treasurer            Director

      S. C. Bauer                                  President
                                                   Director

     </TABLE?


     Mr. Dickey is President, Chief Operating Officer and a Director of SAFECO
     Corporation and Mr. Spaulding is a Treasurer and a Vice President of SAFECO Corporation. Messrs. Dickey and Spaulding are also Directors of other SAFECO Corporation subsidiaries.

     In connection with the investment advisory contract with each Trust, SAM furnishes or pays for all facilities and services furnished or performed for or on behalf of each Trust and each Fund of the Trust, which includes furnishing office facilities, books, records and personnel to manage each Trust's and each Fund's affairs and paying certain expenses.

     The Trust Instrument of each Trust provides that the Trust will indemnify its Trustees and its officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or

                                          26






     reckless disregard of the duties involved in the conduct of their offices.
     In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of a quorum of Trustees who are neither interested persons of the Trust nor are parties to the proceeding, based upon a review of readily available facts (rather than a trial-type inquiry), or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     SAM also serves as the investment adviser for other investment companies in addition to the Funds. Several of these investment companies have investment objectives similar to those of certain Funds. It is therefore possible that the same securities will be purchased for both a Fund and another investment company advised by SAM. When two or more funds advised by SAM are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by the officers of the funds involved to be equitable to each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions and prices for the Fund.

     For the services and facilities furnished by SAM, each Trust has agreed to pay an annual fee for each Fund computed on the basis of the average market value of the net assets of each Fund ascertained each business day and paid monthly in accordance with the following schedules. The reduction in fees occurs only at such time as the respective Fund's net assets reach the dollar amounts of the break points and applies only to those assets that fall within the specified range:
                              Intermediate Treasury Fund

              For assets up to and
              including $250,000,000                             .55 of 1%

              For assets in excess of $250,000,000
              and up to and including $500,000,000               .45 of 1%

              For assets in excess of $500,000,000
              and up to and including $750,000,000               .35 of 1%

              For assets over $750,000,000                       .25 of 1%


                            GNMA and High-Yield Bond Funds

              For assets up to and
              including $250,000,000                             .65 of 1%

              For assets in excess of $250,000,000
              and up to and including $500,000,000               .55 of 1%


                                          27






              For assets in excess of $500,000,000
              and up to and including $750,000,000               .45 of 1%

              For assets over $750,000,000                       .35 of 1%


                                  Managed Bond Fund
              Net Assets                                         Fee
              ----------                                         ---
              For assets up to and
              including $100,000,000                             .50 of 1%

              For assets in excess of $100,000,000
              and up to and including $250,000,000               .40 of 1%

              For assets over $250,000,000                       .35 of 1%


     Each Fund bears all expenses of its operations not specifically assumed by SAM. SAM has agreed to reimburse each Fund for the amount by which a Fund's expenses in any full fiscal year (excluding interest expense, taxes, brokerage expenses, and extraordinary expenses) exceed the limits prescribed by any state in which the Fund's shares are qualified for sale.
     Presently, the most restrictive expense ratio limitation imposed by any such state is 2.5% of the first $30 million of the Fund's average daily net assets, 2.0% of the next $70 million of such assets, and 1.5% of the remaining net assets. For the purpose of determining whether the Fund is entitled to reimbursement, the expenses of the Fund are calculated on a monthly basis. If a Fund is entitled to a reimbursement, that month's advisory fee will be reduced or postponed, with any adjustment made after the end of the fiscal year.

     The following table states the total amount of compensation paid by each Fund to SAM for the past three fiscal years (or since its initial public offering in the case of the Managed Bond Fund):

                                  Taxable Bond Funds

                                     Year Ended
                      September 30, 1995 September 30, 1994  September 30, 1993

      Intermediate
      Treasury Fund   $ 71,000           $ 77,000            $ 72,000

      GNMA Fund       $276,000           $352,000            $386,000

      High-Yield
      Bond Fund       $206,000           $202,000            $155,000





                                          28






                               Managed Bond Fund

                               Year or Period Ended

                                       Period from February 28, 1994
                                       (Initial Public Offering) to
     Year Ended December 31, 1995      December 31, 1994
     ----------------------------      ------------------------------

           $22,720                        $15,869


     Custodian.  U.S. Bank of Washington, N.A., 1420 Fifth Avenue, Seattle,
     Washington 98101, is the custodian of the securities, cash and other assets of each Fund under an agreement with the Trusts.

     Auditor.  Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle,
     Washington 98104 is the independent auditor of each Fund's financial statements.

     SAFECO Services, SAFECO Plaza, Seattle, Washington 98185 is the transfer, dividend and distribution disbursement and shareholder servicing agent for the No-Load Class of each Fund under an Agreement with the Trusts. SAFECO
     Services provides, or through subcontracts makes provisions for, all required transfer agent activity, including maintenance of records of the No-Load Class of each Fund's shareholders, records of transactions involving the No-Load Class of each Fund's shares, and the compilation, distribution, or reinvestment of income dividends or capital gains distributions.

     SAFECO Services is paid a fee for these services equal to $32.00 per shareholder account but not to exceed .30% of each Taxable Bond Fund's or the Managed Bond Fund's average net assets. The following table shows the fees paid by each Taxable Bond Fund to SAFECO Services during the past three fiscal years:

                                     Year Ended*
                    September 30, 1995 September 30, 1994September 30, 1993

     Intermediate
     Treasury Fund      $33,000            $ 25,000          $ 23,000

     GNMA Fund          $120,000           $115,000          $117,000

     High-Yield
     Bond Fund          $78,000            $ 63,000          $ 47,000


     The following table states the total amount of compensation paid by the Managed Bond Fund to SAFECO Services for the year ended December 31, 1995 and for the period from February 28, 1994 (initial public offering) to December 31, 1994:

                                          29






                          Period from February 28, 1994
           Year Ended      (Initial Public Offering) to
       December 31, 1995*       December 31, 1994*
       ------------------  -----------------------------

            $309                    $96

     * Tables reflect fees of $3.10 per shareholder transaction payable pursuant to the prior fee schedule.

     SAFECO Securities is the principal underwriter for the No-Load Class of each Fund and distributes each Fund's No-Load Class shares on a continuous best efforts basis under an Agreement with the Trusts. SAFECO Securities is not compensated by the Trusts or the Funds for underwriting, distribution or other activities in connection with the No-Load shares.

     BROKERAGE PRACTICES

     SAM places orders for the purchase or sale of each Fund's portfolio securities. In deciding which broker to use in a given transaction, SAM uses the following criteria:

     (1) Which broker gives the best execution (i.e., which broker is able to trade the securities in the size and at the price desired and on a timely basis);

     (2)    Whether the broker is known as being reputable; and

     (3) All other things being equal, which broker has provided useful research services to SAM.

     Such research services as are furnished during the year (e.g., written reports analyzing economic and financial characteristics of industries and companies, telephone conversations between brokerage security analysts and members of SAM's staff and personal visits by such analysts and brokerage strategists and economists to SAM's office) are used to advise all of its clients including the Funds, but not all such research services furnished to SAM are used by it to advise the Funds. SAM does not pay excess commissions or mark-ups to any broker or dealer for research services or for any other reason. Purchases and sales of portfolio securities are transacted with the issuer or with a primary market maker, acting as principal for the securities on a net basis, with no brokerage commission being paid by the Funds. Transactions placed through dealers serving as primary market makers reflect the spread between the bid and the asked prices. Occasionally, the Funds may make purchases of underwritten issues at prices that include underwriting fees.

     REDEMPTION IN KIND

     If the Trusts conclude that cash payment upon redemption to a shareholder would be prejudicial to the best interest of the other shareholders of a Fund, a portion of the payment may be made in kind. The Trusts have

                                          30






     elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which each Trust must redeem shares tendered by a shareholder solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period. Any shares tendered by the shareholder in excess of the above-mentioned limit may be redeemed through distribution of a Fund's assets. Any securities or other property so distributed in kind shall be valued by the same method as is used in computing NAV. Distributions in kind will be made in readily-marketable securities, unless the investor elects otherwise. Investors may incur brokerage costs in disposing of securities received in such a distribution in kind.

     FINANCIAL STATEMENTS

     Taxable Bond Funds

     The following financial statements of the Taxable Bond Funds and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference to the Taxable Bond Trust's Annual Report for the year ended September 30, 1995.

            Portfolio of Investments as of September 30, 1995
            Statement of Assets and Liabilities as of September 30, 1995
            Statement of Operations for the Year Ended September 30, 1995
            Statement of Changes in Net Assets for the Years Ended September
            30, 1995 and September 30, 1994
            Notes to Financial Statements

     The following unaudited financial statements for each Taxable Bond Fund are incorporated herein by reference to the Taxable Bond Trust's Semi-
     Annual Report for the period ended March 31, 1996.

            Portfolio of Investments as of March 31, 1996 (unaudited)
            Statement of Assets and Liabilities as of March 31, 1996
            (unaudited)
            Statement of Operations for the Period Ended March 31, 1996
            (unaudited)
            Statement of Changes in Net Assets for the Period Ended March 31,
            1996 (unaudited)
            Notes to Financial Statements (unaudited)


     The following financial statements of the Managed Bond Fund (formerly
     Fixed Income Portfolio) and the report thereon of Ernst & Young LLP, independent auditors, are incorporated by reference to the Managed Bond
     Trust's (formerly Institutional Series Trust) Annual Report for the year ended December 31, 1995:

            Portfolio of Investments as of December 31, 1995
            Statement of Assets and Liabilities as of December 31, 1995
            Statement of Operations for the Year Ended December 31, 1995


                                          31






            Statement of Changes in Net Assets for the years ended December 31,
     1994
            and December 31, 1995.
            Notes to Financial Statements

     The following unaudited financial statements of the Managed Bond Fund
     (formerly Fixed Income Portfolio) are incorporated herein by reference to the Managed Bond Trust's (formerly Institutional Series Trust) Semi-Annual
     Report for the period ended June 30, 1996.

            Portfolio of Investments as of June 30, 1996 (unaudited)
            Statement of Assets and Liabilities as of June 30, 1996 (unaudited)
            Statement of Operations for the Period ended June 30, 1996
     (unaudited)
            Statement of Changes in Net Assets for the Period Ended June 30,
     1996 (unaudited)
            Notes to Financial Statements (unaudited)

     A copy of each Trust's Annual and Semi-Annual Report accompanies this Statement of Additional Information. Additional copies may be obtained by calling SAFECO Services at 1-800-426-6730 nationwide or 545-5530 in Seattle or by writing to the address on the Prospectus cover.

     DESCRIPTION OF COMMERCIAL PAPER RATINGS

     Moody's Investors Services, Inc. ("Moody's")

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations with an original maturity not exceeding one year.

     Prime-1: Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term debt obligations. P-1 repayment ability will often be evidenced by many of the following characteristics:

            .   Leading market positions in well-established industries.
            .   High rates of return on funds employed.
            .   Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            .   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            .   Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2: Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                          32






     Standard & Poor's Rating Group ("S&P")

     A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.







































                                          33
